                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-7820
                                   ---------------------------------------------

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                                 64111
--------------------------------------------------------------------------------
     (Address of principal executive offices)                        (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   -----------------------------

Date of fiscal year end:       MARCH 31
                         -------------------------------------------------------

Date of reporting period:      MARCH 31, 2006
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

American Century Investments
ANNUAL REPORT

[photo of boy]

MARCH 31, 2006

Equity Income Fund
Mid Cap Value Fund
Small Cap Value Fund

[american century investments logo and text logo]

EQUITY INCOME

MID CAP VALUE

SMALL CAP VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the American Century
Equity Income, Mid Cap Value, and Small Cap Value funds for the 12 months ended
March 31, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site,
americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site currently highlights American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). Our new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor, and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER
AMERICAN CENTURY COMPANIES, INC.

/s/James E. Stowers III
James E. Stowers III
CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

------
1

Market Perspective

[photo of Phil Davidson]

BY PHIL DAVIDSON, CHIEF INVESTMENT OFFICER, U.S. VALUE EQUITIES

Despite persistently high oil prices, investor uneasiness about inflation and rising interest rates -- factors that typically weigh on equities -- stocks advanced strongly during the 12 months ended March 31, 2006. Helped by a 4% gain during the first quarter of this year, the S&P 500 Index, representative of the broad market, was up almost 12% for the same period.

In the value realm, small- and mid-sized companies had the highest returns for the 12 month period, as evidenced by the Russell 2000 Value Index's gain of almost 24%. Larger value companies, tracked by the Russell 1000 Value Index, were up a little over 13%. On the whole, growth shares performed better than value at the small end of the capitalization range; value stocks had a slight edge among larger businesses.

All that said, for many investors, stocks still have a way to go. The S&P 500 closed the period still 15% off its March 2000 record high; the Nasdaq Composite is still 54% behind its 2000 zenith.

YEAR OF ENERGY

With oil prices increasing 20% over the period, reaching nearly $70 a barrel, energy companies contributed most to the S&P 500's return. Financials followed, as an active stock market and burgeoning merger and acquisition activity lifted capital markets companies and low interest rates fueled real estate stocks.

The high-priced energy situation cut both ways, though, as it pressured the earnings of large users of energy, either in their products or their production, as well as companies caught in the ripple effect of higher prices at the pump.
Affected businesses ranged from automakers and chemical companies, to food products companies and restaurants, to retailers that operate giant fleets of trucks.

NARROW MARKET, LOW QUALITY

Many managers of diversified value portfolios faced two additional headwinds: a narrow market dominated by energy stocks for much of the period, and a continuing rally in lower-quality shares as investors rewarded stocks rated B or lower (Standard & Poor's defines high-quality stocks as B+ or higher). A+
shares, representing many of the market's strongest and most stable companies, actually had the lowest returns for the period. Historically, market cycles led by lower-quality stocks have tended to dampen the returns of American Century's value funds, which generally seek higher-quality value stocks.

ONE-YEAR TOTAL RETURNS
AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
S&P 500 Index                                                 11.73%
--------------------------------------------------------------------------------
Dow Jones Industrial Average                                   8.27%
--------------------------------------------------------------------------------
Nasdaq Composite Index                                        18.02%
--------------------------------------------------------------------------------

------
2

Equity Income - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
------------------------------------------------------------------------------------------------
                                                  ----------------------------------
                                                      AVERAGE ANNUAL RETURNS
------------------------------------------------------------------------------------------------
                                                                           SINCE      INCEPTION
                                      1 YEAR       5 YEARS    10 YEARS   INCEPTION       DATE
------------------------------------------------------------------------------------------------
INVESTOR CLASS                         7.21%        9.95%      12.39%     13.70%        8/1/94
------------------------------------------------------------------------------------------------
RUSSELL 3000 VALUE INDEX(1)           14.20%        8.42%      11.16%     12.82%(2)      --
------------------------------------------------------------------------------------------------
S&P 500 INDEX(1)                      11.73%        3.97%       8.95%     11.25%(2)      --
------------------------------------------------------------------------------------------------
LIPPER EQUITY INCOME INDEX(1)         11.49%        5.89%       8.45%      9.91%(2)      --
------------------------------------------------------------------------------------------------
Lipper Equity Income Ranking(1)      201 of 223    12 of 126   1 of 74    1 of 53(2)     --
------------------------------------------------------------------------------------------------
Morningstar Large Value Ranking(3)  1019 of 1328   41 of 739   7 of 355  10 of 259(2)    --
------------------------------------------------------------------------------------------------
Institutional Class                    7.29%       10.13%         --       9.92%        7/8/98
------------------------------------------------------------------------------------------------
Advisor Class                          6.94%        9.68%         --      11.26%        3/7/97
------------------------------------------------------------------------------------------------
C Class                                6.02%          --          --       7.85%        7/13/01
------------------------------------------------------------------------------------------------
R Class                                6.56%          --          --      11.18%        8/29/03
------------------------------------------------------------------------------------------------

(1) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Rankings - Rankings are based only on the universe shown and are based on average annual returns. This listing might not represent the complete universe of funds tracked by Lipper Inc.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 7/31/94, the date nearest the Investor Class's inception for which data are available.

(3) (c) 2006 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers:
    (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Morningstar Rankings are based on risk adjusted returns.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance and ranking reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                     (continued)

------
3

Equity Income - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended March 31
-------------------------------------------------------------------------------------------------------
                       1997    1998    1999    2000     2001    2002     2003    2004    2005    2006
-------------------------------------------------------------------------------------------------------
Investor Class        16.23%  37.78%  -0.44%   3.88%   20.85%  17.35%  -12.09%  31.30%  10.69%   7.21%
-------------------------------------------------------------------------------------------------------
Russell 3000
Value Index           17.83%  46.78%   2.51%   6.81%    1.48%   5.67%  -22.79%  42.45%  12.88%  14.20%
-------------------------------------------------------------------------------------------------------
S&P 500 Index         19.83%  48.00%  18.46%  17.94%  -21.68%   0.24%  -24.76%  35.12%   6.69%  11.73%
-------------------------------------------------------------------------------------------------------
Lipper Equity
Income Index          14.99%  37.71%   1.59%   3.25%    1.73%   3.91%  -22.91%  35.57%   9.96%  11.49%
-------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

Equity Income - Portfolio Commentary

PORTFOLIO MANAGERS: PHIL DAVIDSON, SCOTT MOORE AND KEVIN TONEY

Equity Income gained 7.21%* for the 12 months ended March 31, 2006, trailing the
Lipper Equity Income Index, which was up 11.49%. The Russell 3000 Value Index, indicative of the value side of the stock market, advanced 14.20%. The S&P 500
Index, representative of the broad market, gained 11.73%.

The portfolio's latest annual results reflect an equities market in which investors generally preferred lower-quality, higher-beta, momentum-driven stocks. In contrast, Equity Income steers toward higher-quality businesses with strong market positions and attractive dividend yields. In addition, among value stocks, returns on larger-capitalization issues trailed those of small-cap stocks.

The portfolio's long-term performance has been strong. Equity Income's ten-year average annualized return of 12.39% ranks the fund #1 against 74 competitors in its Lipper peer group and in the top 3% of its Morningstar Large Value Category.
Additionally, from the fund's inception on August 1, 1994, Equity Income has produced an average annualized return of 13.70%, significantly ahead of the
9.91%** return posted by the Lipper Equity Income Index and the Russell 3000
Value Index's 12.82%** figure. The S&P 500 has an 11.25%** average annualized return for the same period.

FINANCIALS LEAD PORTFOLIO

Financial stocks proved to be the portfolio's largest contributors to our absolute results, led by shares of commercial banks and selected investments in real estate investment trusts (REITs). On the bank side, performance was paced by two of our largest holdings, Commerce Bancshares and Bank of America Corp.
Commerce Bancshares operates mainly in Missouri, Kansas and Illinois. This regional bank has one of the strongest balance sheets in the industry, is conservative in its risk management, and earns very good returns. The result is high levels of excess capital, which the bank is applying toward a significant share buyback program and continued dividend growth.

Many commercial banks were slowed during the period by rising short term interest rates (a rising cost for capital). While Bank of America was not immune to the earnings-slowing effects of a "flat yield curve," we are attracted to its leading market share in domestic deposits and the stock's 4.4% yield.

In real estate, Rayonier, Inc. was a top contributor. Based in Florida, the company owns and manages timberland

TOP TEN HOLDINGS
AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         3/31/06               9/30/05
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         4.7%                  3.5%
--------------------------------------------------------------------------------
American International  Group, Inc.,
1.52%, 11/9/31                            4.4%                  2.1%
--------------------------------------------------------------------------------
International Paper Co.,
3.74%, 6/20/21                            3.8%                  3.1%
--------------------------------------------------------------------------------
Bank of America Corp.                     3.6%                  4.7%
--------------------------------------------------------------------------------
Verizon Global Funding
Corp., 0.11%, 5/15/21                     3.6%                  3.1%
--------------------------------------------------------------------------------
General Electric Co.                      2.5%                   --
--------------------------------------------------------------------------------
BP plc ADR                                2.5%                  2.1%
--------------------------------------------------------------------------------
Commerce
Bancshares, Inc.                          2.4%                  2.9%
--------------------------------------------------------------------------------
Kraft Foods Inc. Cl A                     2.3%                  2.9%
--------------------------------------------------------------------------------
Ameren Corp.                              2.3%                  1.6%
--------------------------------------------------------------------------------

* All fund returns and rankings referenced in this commentary are for Investor Class shares.
** Since 7/31/94, the date nearest the Investor Class's
   inception for which data are available.                           (continued)

------
5

Equity Income - Portfolio Commentary

in the U.S. and New Zealand. Rayonier is benefiting from rising timber prices and strong real estate markets, and is returning money to investors. In
September, the company announced a 14% increase in its dividend.

INDUSTRIALS ADD VALUE

In industrials, we were rewarded for taking positions in commercial services companies, particularly in the waste management field. Among our standouts was
Waste Management Inc., the largest solid waste management concern in the world.
The company is benefiting from continued operational improvements, which have led to a 10% dividend increase and a repurchase of 4.5% of its stock over the last year. Long-time holding Republic Services Inc., another leading waste management firm, reported record earnings for 2005. In addition to raising its dividend 17% during the period, Republic Services announced plans to repurchase nearly 10% of its stock during 2006.

SOME DISAPPOINTMENTS

Despite these successes, we suffered setbacks that contributed to our underperformance. In materials, E.I. du Pont de Nemours & Co. was our top-detracting stock. High energy and raw materials costs have dampened earnings of chemical companies like Du Pont, which has also been hurt by slowing growth in key end markets like autos. We think the issues affecting Du Pont are manageable, and continue to own the stock.

In media, our investment in Tribune Company, which publishes several major newspapers, declined as the industry faced poor circulation trends and a weak advertising environment. We have confidence in Tribune's longer-term risk-reward profile.

LOOKING AHEAD

The portfolio can be a core investment for investors who want to take a "toned down" approach to the stock market, or can also act as an effective diversifier for more aggressive equity portfolios. We will continue to look for securities with a favorable income-paying history, as well as securities of companies that appear to be undervalued and have the potential to increase in price. This strategy has been in place since the fund's inception and has delivered attractive risk-adjusted returns over time.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        3/31/06               9/30/05
--------------------------------------------------------------------------------
Common Stocks
and Options                              67.1%                 68.8%
--------------------------------------------------------------------------------
Convertible Bonds                        27.9%                 26.4%
--------------------------------------------------------------------------------
Convertible
Preferred Stocks                          3.3%                  4.4%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    98.3%                 99.6%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               0.8%                  1.4%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                           0.9%                (1.0)%
--------------------------------------------------------------------------------

TOP FIVE INDUSTRIES
AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         3/31/06               9/30/05
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                         10.8%                  8.6%
--------------------------------------------------------------------------------
Commercial Banks                          9.3%                 11.4%
--------------------------------------------------------------------------------
Diversified  Telecommunication
Services                                  8.0%                  8.1%
--------------------------------------------------------------------------------
Insurance                                 7.6%                  5.3%
--------------------------------------------------------------------------------
Pharmaceuticals                           6.3%                  4.2%
--------------------------------------------------------------------------------

------
6

Equity Income - Schedule of Investments

MARCH 31, 2006

Shares                                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 67.1%

AEROSPACE & DEFENSE -- 0.8%
--------------------------------------------------------------------------------
     983,445   Honeywell International Inc.                     $    42,061,943
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS -- 1.0%
--------------------------------------------------------------------------------
     628,000   United Parcel
               Service, Inc. Cl B                                    49,850,640
--------------------------------------------------------------------------------

BEVERAGES -- 1.5%
--------------------------------------------------------------------------------
   1,017,600   Anheuser-Busch
               Companies, Inc.                                       43,522,752
--------------------------------------------------------------------------------
     794,300   Coca-Cola Company (The)                               33,257,341
--------------------------------------------------------------------------------
                                                                     76,780,093
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 1.0%
--------------------------------------------------------------------------------
   1,570,700   Masco Corp.                                           51,032,043
--------------------------------------------------------------------------------

CHEMICALS -- 2.4%
--------------------------------------------------------------------------------
     243,700   Air Products &
               Chemicals, Inc.                                       16,374,203
--------------------------------------------------------------------------------
   1,353,600   du Pont (E.I.)
               de Nemours & Co.                                      57,135,456
--------------------------------------------------------------------------------
     356,600   Ferro Corp.                                            7,132,000
--------------------------------------------------------------------------------
   1,259,400   International Flavors
               & Fragrances Inc.                                     43,222,608
--------------------------------------------------------------------------------
                                                                    123,864,267
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 9.3%
--------------------------------------------------------------------------------
   4,088,800   Bank of America Corp.                                186,203,951
--------------------------------------------------------------------------------
   2,350,490   Commerce Bancshares, Inc.                            121,449,818
--------------------------------------------------------------------------------
   1,089,217   Fifth Third Bancorp                                   42,871,581
--------------------------------------------------------------------------------
     686,050   Mercantile Bankshares
               Corporation                                           26,378,623
--------------------------------------------------------------------------------
   1,369,900   SunTrust Banks, Inc.                                  99,673,924
--------------------------------------------------------------------------------
                                                                    476,577,897
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 3.8%
--------------------------------------------------------------------------------
   2,089,200   Pitney Bowes, Inc.                                    89,689,356
--------------------------------------------------------------------------------
   1,179,824   Republic Services, Inc. Cl A                          50,154,318
--------------------------------------------------------------------------------
   1,617,045   Waste Management, Inc.                                57,081,689
--------------------------------------------------------------------------------
                                                                    196,925,363
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 0.1%
--------------------------------------------------------------------------------
     217,100   Nokia Oyj ADR                                          4,498,312
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.3%
--------------------------------------------------------------------------------
     361,931   Diebold, Inc.                                         14,875,364
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 0.6%
--------------------------------------------------------------------------------
   1,031,900   Bemis Co., Inc.                                       32,587,402
--------------------------------------------------------------------------------

DISTRIBUTORS -- 1.0%
--------------------------------------------------------------------------------
   1,173,400   Genuine Parts Company                                 51,430,122
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.4%
--------------------------------------------------------------------------------
   1,684,600   BellSouth Corp.                                   $   58,371,390
--------------------------------------------------------------------------------
     599,944   Commonwealth Telephone
               Enterprises, Inc.                                     20,668,071
--------------------------------------------------------------------------------
     279,780   Iowa Telecommunications
               Services Inc.                                          5,338,202
--------------------------------------------------------------------------------
   1,098,800   Verizon Communications                                37,425,128
--------------------------------------------------------------------------------
                                                                    121,802,791
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.4%
--------------------------------------------------------------------------------
   1,714,764   FPL Group, Inc.                                       68,830,626
--------------------------------------------------------------------------------
   1,842,978   IDACORP, Inc.                                         59,933,645
--------------------------------------------------------------------------------
   1,223,800   Pepco Holdings, Inc.                                  27,890,402
--------------------------------------------------------------------------------
   3,297,649   Westar Energy Inc.                                    68,624,076
--------------------------------------------------------------------------------
                                                                    225,278,749
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 0.9%
--------------------------------------------------------------------------------
     921,612   Hubbell Inc. Cl B                                     47,241,831
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 0.4%
--------------------------------------------------------------------------------
     457,900   Wal-Mart Stores, Inc.                                 21,631,196
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 4.0%
--------------------------------------------------------------------------------
   2,232,100   H.J. Heinz Company                                    84,641,232
--------------------------------------------------------------------------------
   3,945,229   Kraft Foods Inc. Cl A                                119,579,891
--------------------------------------------------------------------------------
                                                                    204,221,123
--------------------------------------------------------------------------------

GAS UTILITIES -- 3.3%
--------------------------------------------------------------------------------
     522,391   Cascade Natural Gas Corp.(1)                          10,291,103
--------------------------------------------------------------------------------
     852,500   NICOR Inc.                                            33,724,900
--------------------------------------------------------------------------------
   2,055,476   Piedmont Natural Gas Co., Inc.                        49,310,869
--------------------------------------------------------------------------------
   2,425,900   WGL Holdings Inc.(1)                                  73,795,878
--------------------------------------------------------------------------------
                                                                    167,122,750
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 0.3%
--------------------------------------------------------------------------------
     389,800   HCA Inc.                                              17,848,942
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 2.2%
--------------------------------------------------------------------------------
     622,000   Colgate-Palmolive Co.                                 35,516,200
--------------------------------------------------------------------------------
   1,295,600   Kimberly-Clark Corp.                                  74,885,680
--------------------------------------------------------------------------------
                                                                    110,401,880
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 2.5%
--------------------------------------------------------------------------------
   3,681,600   General Electric Co.                                 128,046,048
--------------------------------------------------------------------------------

INSURANCE -- 2.1%
--------------------------------------------------------------------------------
   1,043,800   Allstate Corp.                                        54,392,418
--------------------------------------------------------------------------------
     293,304   Genworth Financial Inc. Cl A                           9,805,153
--------------------------------------------------------------------------------
   1,508,836   Marsh & McLennan
               Companies, Inc.                                       44,299,425
--------------------------------------------------------------------------------
                                                                    108,496,996
--------------------------------------------------------------------------------

MEDIA -- 0.9%
--------------------------------------------------------------------------------
      64,900   Dow Jones & Co., Inc.                                  2,550,570
--------------------------------------------------------------------------------
   1,598,400   Tribune Co.                                           43,844,112
--------------------------------------------------------------------------------
                                                                     46,394,682
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

Equity Income - Schedule of Investments

MARCH 31, 2006

Shares                                                                Value
--------------------------------------------------------------------------------

METALS & MINING -- 0.6%
--------------------------------------------------------------------------------
   1,163,900   Compass Minerals
               International Inc.                                $   29,085,861
--------------------------------------------------------------------------------

MULTI-UTILITIES -- 4.4%
--------------------------------------------------------------------------------
   2,349,174   Ameren Corp.                                         117,035,849
--------------------------------------------------------------------------------
   1,767,300   Consolidated Edison, Inc.                             76,877,550
--------------------------------------------------------------------------------
     292,100   Puget Energy Inc.                                      6,186,678
--------------------------------------------------------------------------------
   1,286,500   XCEL Energy Inc.                                      23,349,975
--------------------------------------------------------------------------------
                                                                    223,450,052
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 9.3%
--------------------------------------------------------------------------------
   1,838,300   BP plc ADR                                           126,732,402
--------------------------------------------------------------------------------
     653,080   Chevron Corp.                                         37,859,048
--------------------------------------------------------------------------------
   3,998,391   Exxon Mobil Corp.                                    243,341,871
--------------------------------------------------------------------------------
   1,094,492   Royal Dutch Shell plc ADR                             68,143,072
--------------------------------------------------------------------------------
                                                                    476,076,393
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
     105,883   Weyerhaeuser Co.                                       7,669,106
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 4.7%
--------------------------------------------------------------------------------
   1,954,700   Abbott Laboratories                                   83,016,110
--------------------------------------------------------------------------------
     409,500   Bristol-Myers Squibb Co.                              10,077,795
--------------------------------------------------------------------------------
     923,400   Eli Lilly and Company                                 51,064,020
--------------------------------------------------------------------------------
   1,348,941   Merck & Co., Inc.                                     47,523,191
--------------------------------------------------------------------------------
   1,931,796   Pfizer Inc.                                           48,140,356
--------------------------------------------------------------------------------
                                                                    239,821,472
--------------------------------------------------------------------------------

REAL ESTATE -- 0.3%
--------------------------------------------------------------------------------
     326,083   Rayonier, Inc.                                        14,866,124
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.6%
--------------------------------------------------------------------------------
   1,589,200   Intel Corp.                                           30,751,020
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 0.2%
--------------------------------------------------------------------------------
     603,800   Gap, Inc. (The)                                       11,278,984
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 1.4%
--------------------------------------------------------------------------------
     707,600   Freddie Mac                                           43,163,600
--------------------------------------------------------------------------------
   1,188,873   Washington Federal, Inc.                              28,770,727
--------------------------------------------------------------------------------
                                                                     71,934,327
--------------------------------------------------------------------------------

TOBACCO -- 0.3%
--------------------------------------------------------------------------------
     381,900   UST Inc.                                              15,887,040
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $3,072,201,491)                                             3,439,790,813
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

CONVERTIBLE BONDS -- 27.9%

BUILDING PRODUCTS -- 0.7%
--------------------------------------------------------------------------------
$ 80,460,000   Masco Corp.,
               2.95%, 7/20/31(2)                                 $   37,413,900
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 0.1%
--------------------------------------------------------------------------------
     124,400   Merrill Lynch & Co., Inc.,
               (convertible into Nuveen Investments),
               6.75%, 10/15/07 (Acquired 4/12/05-5/4/05,
               Cost $4,209,581)(3)(4)                                 5,311,134
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 0.6%
--------------------------------------------------------------------------------
     532,000   Goldman Sachs Group, Inc. (The),
               (convertible into Cisco Systems, Inc.),
               5.60%, 5/22/06 (Acquired 5/12/05,
               Cost $9,994,258)(3)(4)                                10,803,324
--------------------------------------------------------------------------------
     835,600   Morgan Stanley, (convertible
               into Cisco Systems, Inc.),
               5.90%, 5/12/06 (Acquired 5/5/05,
               Cost $14,986,486)(3)(4)                               16,365,226
--------------------------------------------------------------------------------
                                                                     27,168,550
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.2%
--------------------------------------------------------------------------------
     341,800   Morgan Stanley, (convertible
               into Dell Inc.), 7.10%, 5/8/06
               (Acquired 11/1/05,
               Cost $9,980,560)(3)(4)                                10,351,413
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.6%
--------------------------------------------------------------------------------
 103,261,000   Commonwealth Telephone Enterprises, Inc.,
               3.25%, 7/15/23                                       102,357,466
--------------------------------------------------------------------------------
 288,005,000   Verizon Global Funding Corp.,
               0.11%, 5/15/21                                       183,963,194
--------------------------------------------------------------------------------
                                                                    286,320,660
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.1%
--------------------------------------------------------------------------------
     458,000   Goldman Sachs Group, Inc. (The),
               (convertible into AVX Corporation),
               6.50%, 5/4/06 (Acquired 4/26/05,
               Cost $4,978,460)(3)(4)                                 5,653,094
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.9%
--------------------------------------------------------------------------------
   1,799,200   Lehman Brothers Holdings Inc.,
               (convertible into General
               Mills, Inc.), 6.25%, 10/15/07(3)                      47,678,800
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
--------------------------------------------------------------------------------
     184,200   Credit Suisse Securities USA LLC,
               (convertible into Beckman Coulter, Inc.),
               9.13%, 9/7/06(3)                                      10,063,767
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

Equity Income - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                      Value
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 0.3%
--------------------------------------------------------------------------------

$    413,200   Citigroup Funding Inc.,
               (convertible into Outback Steakhouse, Inc.),
               9.05%, 8/24/06(3)                                 $   17,792,227
--------------------------------------------------------------------------------

INSURANCE -- 5.1%
--------------------------------------------------------------------------------
 327,092,000   American International
               Group, Inc., 1.52%, 11/9/31(2)                       224,466,884
--------------------------------------------------------------------------------
     175,000   Morgan Stanley, (convertible
               into American International Group, Inc.),
               5.60%, 4/6/06 (Acquired 6/29/05,
               Cost $10,144,750)(3)(4)                               11,137,875
--------------------------------------------------------------------------------
     129,300   Morgan Stanley, (convertible into
               American International Group, Inc.),
               6.45%, 4/7/06 (Acquired 4/1/05,
               Cost $6,607,230)(3)(4)                                 7,537,544
--------------------------------------------------------------------------------
     307,900   Morgan Stanley, (convertible into
               American International Group, Inc.),
               7.05%, 6/7/06 (Acquired 5/31/05,
               Cost $17,164,409)(3)(4)                               18,752,650
--------------------------------------------------------------------------------
                                                                    261,894,953
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS -- 2.1%
--------------------------------------------------------------------------------
 102,138,000   Hasbro Inc., 2.75%, 12/1/21                          107,117,228
--------------------------------------------------------------------------------

MEDIA -- 0.8%
--------------------------------------------------------------------------------
     570,000   Lehman Brothers Holdings Inc.,
               (convertible into Time Warner,
               Inc.), 5.50%, 8/28/06(3)                               9,764,100
--------------------------------------------------------------------------------
  22,332,000   Valassis Communications Inc.,
               3.06%, 6/6/21(2)                                      14,180,820
--------------------------------------------------------------------------------
  17,500,000   Walt Disney Co.,
               2.125%, 4/15/23                                       18,878,125
--------------------------------------------------------------------------------
                                                                     42,823,045
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.7%
--------------------------------------------------------------------------------
   1,012,000   Citigroup Global Markets
               Holdings Inc., (convertible into
               Dollar General Corp.),
               4.57%, 6/5/06 (Acquired 5/26/05,
               Cost $19,784,499)(3)(4)                               18,032,524
--------------------------------------------------------------------------------
     852,300   Credit Suisse Securities
               USA LLC, (convertible into
               Dollar General Corp.), 6.69%,
               9/26/06(3)                                            15,115,540
--------------------------------------------------------------------------------
                                                                     33,148,064
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 1.5%
--------------------------------------------------------------------------------
  32,558,000   Devon Energy Corporation,
               (convertible into Chevron Corp.),
               4.90%, 8/15/08                                        37,930,070
--------------------------------------------------------------------------------
  32,557,000   Devon Energy Corporation,
               (convertible into Chevron Corp.),
               4.95%, 8/15/08                                        37,928,905
--------------------------------------------------------------------------------
                                                                     75,858,975
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 3.8%
--------------------------------------------------------------------------------

$342,601,000   International Paper Co.,
               3.74%, 6/20/21(2)                                 $  195,282,570
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 0.9%
--------------------------------------------------------------------------------

  48,118,000   Watson Pharmaceuticals, Inc.,
               1.75%, 3/15/23                                        44,509,150
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.0%
--------------------------------------------------------------------------------
     678,000   Goldman Sachs Group, Inc. (The),
               (convertible into Applied
               Materials, Inc.), 8.30%, 5/8/06
               (Acquired 4/29/05,
               Cost $10,020,840)(3)(4)                               10,874,442
--------------------------------------------------------------------------------
  17,500,000   Intel Corp., 2.95%, 12/15/35
               (Acquired 3/7/06-3/29/06,
               Cost $15,378,308)(3)(4)                               15,093,750
--------------------------------------------------------------------------------
     715,000   Lehman Brothers Holdings Inc.
               (convertible into Applied Materials
               Inc.), 6.30%, 5/15/06(3)                              12,718,778
--------------------------------------------------------------------------------
     671,000   Morgan Stanley, (convertible
               into Applied Materials, Inc.), 8.20%,
               4/30/06 (Acquired 4/18/05,
               Cost $10,037,892)(3)(4)                               10,920,525
--------------------------------------------------------------------------------
                                                                     49,607,495
--------------------------------------------------------------------------------

SOFTWARE -- 2.5%
--------------------------------------------------------------------------------
  23,310,000   Veritas Software Corp.,
               0.25%, 8/13/13                                        22,960,350
--------------------------------------------------------------------------------
 108,501,000   Veritas Software Corp., 0.25%,
               8/13/13 (Acquired 7/9/04-5/18/05,
               Cost $104,245,926)(3)(4)                             106,873,485
--------------------------------------------------------------------------------
                                                                    129,833,835
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 0.7%
--------------------------------------------------------------------------------
     763,400   Lehman Brothers Holdings Inc.,
               (convertible into The Gap, Inc.),
               5.85%, 5/26/06
               (Acquired 8/19/05,
               Cost $15,115,320)(3)(4)                               13,754,106
--------------------------------------------------------------------------------
     480,000   Lehman Brothers Holdings Inc.,
               (convertible into The Gap, Inc.),
               7.00%, 4/14/06 (Acquired  7/7/05,
               Cost $10,167,312)(3)(4)                                8,823,211
--------------------------------------------------------------------------------
     696,000   Merrill Lynch & Co., Inc.,
               (convertible into The Gap, Inc.),
               6.25%, 4/3/06 (Acquired 3/28/05,
               Cost $15,012,720)(3)(4)                               12,486,240
--------------------------------------------------------------------------------
                                                                     35,063,557
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
--------------------------------------------------------------------------------
     200,000   Morgan Stanley, (convertible into
               Jones Apparel Group, Inc.), 6.00%,
               5/15/06 (Acquired 4/29/05,
               Cost $6,077,220)(3)(4)                                 6,535,000
--------------------------------------------------------------------------------

TOTAL CONVERTIBLE BONDS
(Cost $1,421,182,636)                                             1,429,427,417
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

Equity Income - Schedule of Investments

MARCH 31, 2006

Shares                                                                Value
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 3.3%

AEROSPACE & DEFENSE -- 1.3%
--------------------------------------------------------------------------------
     484,800   Northrop Grumman Corp.,
               7.00%, 4/4/21                                      $  65,326,800
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.1%
--------------------------------------------------------------------------------
     183,200   Newell Financial Trust I,
               5.25%, 12/1/27                                         7,900,500
--------------------------------------------------------------------------------

INSURANCE -- 0.4%
--------------------------------------------------------------------------------
     206,900   Aspen Insurance Holdings
               Limited, 5.625%, 12/31/49                             10,738,110
--------------------------------------------------------------------------------
     183,000   Genworth Financial, Inc.,
               6.00%, 5/16/07                                         6,708,780
--------------------------------------------------------------------------------
                                                                     17,446,890
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 0.7%
--------------------------------------------------------------------------------
     757,400   Schering-Plough Corp.,
               6.00%, 9/14/07                                        38,460,772
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 0.8%
--------------------------------------------------------------------------------
         399   Fannie Mae, 5.375%, 1/5/08
               (Acquired 12/29/04-3/29/06,
               Cost $38,325,403)(4)                                  38,331,032
--------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $163,748,818)                                                 167,465,994
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.8%

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by
various  U.S. Treasury obligations, 3.50% - 10.625%,
5/31/07 - 8/15/15, valued at $41,189,683),
in a joint trading account at 4.46%, dated 3/31/06,
due 4/3/06 (Delivery value $40,415,015)
(Cost $40,400,000)                                               $   40,400,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT  SECURITIES -- 99.1%
(Cost $4,697,532,945)                                             5,077,084,224
--------------------------------------------------------------------------------

OTHER ASSETS AND
LIABILITIES -- 0.9%                                                  46,702,898
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                       $5,123,787,122
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

   Contracts to Sell        Settlement Date        Value        Unrealized Gain (Loss)
---------------------------------------------------------------------------------------
  22,581,585 Euro for USD        4/28/06        $ 27,417,441          $(251,568)
---------------------------------------------------------------------------------------
  14,035,737 Euro for USD        4/28/06          17,041,496           (197,453)
---------------------------------------------------------------------------------------
  43,712,951 GBP for USD         4/28/06          75,922,699           (152,418)
---------------------------------------------------------------------------------------
                                                $120,381,636          $(601,439)
                                            ===========================================

(Value on Settlement Date $119,780,197)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

GBP = British Pound

USD = United States Dollar

(1) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 5 in Notes to Financial Statements.)

(2) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3) Equity-linked debt security. The aggregate value of these securities at
    March 31, 2006, was $402,438,755, which represented 7.9% of total net assets.

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2006, was
    $327,636,575, which represented 6.4% of total net assets.

See Notes to Financial Statements.

------
10

Mid Cap Value - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
                                                 ----------------
                                                  AVERAGE ANNUAL
                                                      RETURNS
--------------------------------------------------------------------------------
                                                       SINCE         INCEPTION
                                     1 YEAR          INCEPTION         DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                        17.62%          17.12%          3/31/04
--------------------------------------------------------------------------------
RUSSELL MIDCAP VALUE INDEX(1)         20.30%          19.31%            --
--------------------------------------------------------------------------------
Lipper Multi-Cap Value Ranking(1)   47 of 477        19 of 420          --
--------------------------------------------------------------------------------
Morningstar Mid-Cap
Value Ranking(2)                    98 of 346        56 of 293          --
--------------------------------------------------------------------------------
Institutional Class                   17.74%          20.55%          8/2/04
--------------------------------------------------------------------------------
Advisor Class                         17.32%          16.97%          1/13/05
--------------------------------------------------------------------------------
R Class                                 --             7.56%(3)       7/29/05
--------------------------------------------------------------------------------

(1) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Rankings - Rankings are based only on the universe shown and are based on average annual returns. This listing might not represent the complete universe of funds tracked by Lipper Inc.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) (c) 2006 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers:
    (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Morningstar Rankings are based on risk adjusted returns.

(3) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance and ranking reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
11

Mid Cap Value - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made March 31, 2004

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended March 31
--------------------------------------------------------------------------------
                                                             2005       2006
--------------------------------------------------------------------------------
Investor Class                                              16.63%     17.62%
--------------------------------------------------------------------------------
Russell Midcap Value Index                                  18.34%     20.30%
--------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
12

Mid Cap Value - Portfolio Commentary

PORTFOLIO MANAGERS: MICHAEL LISS, PHIL DAVIDSON AND SCOTT MOORE

Mid Cap Value posted a gain of 17.62%* for the 12 months ended March 31, 2006, trailing its benchmark, the Russell Midcap Value Index, which was up 20.30%. The portfolio's return placed it in the top 10% of its Lipper Multi-Cap Value peer group and in the top 34% of its Morningstar's Mid-Cap Value Category.

Since its inception on March 31, 2004, Mid Cap Value has produced an average annualized return of 17.12%, versus a 19.31% figure for its benchmark. That performance is well ahead of the 14.32% average for Mid Cap Value's
Morningstar** peers for the two years.

LOWER-QUALITY STOCKS RALLIED

Even in the face of rising short-term interest rates and record energy prices, the broad market advanced strongly, as evidenced by the Russell 3000 Index's
14.28% gain for the 12 months. While strong, the portfolio's latest annual results reflect an equities market in which investors generally preferred lower-quality, higher-beta, momentum-driven stocks. In contrast, Mid Cap Value steers toward higher-quality businesses with strong market positions and sound balance sheets.

INDUSTRIALS LEAD THE PORTFOLIO

Industrial stocks proved to be Mid Cap Value's largest contributors to absolute performance. Within the space, we were well-rewarded for taking positions in commercial services companies, particularly in the waste management industry.
Republic Services Inc., a leading waste management firm, reported record earnings for 2005. In addition to raising its dividend 17% during the period, the company announced plans to repurchase nearly 10% of its stock during 2006.
Another standout was Waste Management Inc., the largest solid waste management concern in the world, which was fueled by expanding margins and continued cost control. Both of these companies are emblematic of the types of companies we want to own: industry leaders with strong cash flows and balance sheets.

Elsewhere in the sector, the portfolio was lifted by American Railcar Industries
Inc., a maker of covered hopper and tank railcars. American Railcar has a backlog of nearly two years (almost twice the industry average), driven by cyclical demand for railcars that carry coal and gasoline.

FINANCIALS ADD VALUE

In financials, the portfolio was carried by insurance companies and commercial banks. On the insurance side,

TOP TEN HOLDINGS
AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        3/31/06               9/30/05
--------------------------------------------------------------------------------
International Flavors
& Fragrances Inc.                         4.4%                  2.9%
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                      3.6%                  1.9%
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                      3.3%                  3.4%
--------------------------------------------------------------------------------
XCEL Energy Inc.                          3.1%                  1.4%
--------------------------------------------------------------------------------
Equitable Resources Inc.                  2.7%                  1.9%
--------------------------------------------------------------------------------
Northeast Utilities                       2.4%                   --
--------------------------------------------------------------------------------
Commonwealth Telephone
Enterprises, Inc.                         2.4%                   --
--------------------------------------------------------------------------------
Dollar General Corp.                      2.2%                  1.1%
--------------------------------------------------------------------------------
Minerals Technologies Inc.                2.1%                  1.6%
--------------------------------------------------------------------------------
Speedway
Motorsports Inc.                          1.9%                  1.6%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary
 are for Investor Class shares.
**The Morningstar Mid-Cap Value Category returned 15.84%
  for the 1-year ended March 31, 2006.                               (continued)

------
13

Mid Cap Value - Portfolio Commentary

Ambac Financial Group was a strong contributor. Ambac is a financial guarantor that insures issuers of municipal bonds that has benefited from record issuance in municipal debt in 2005. Our investments in commercial banks were paced by two regional banks, BancorpSouth Inc. and SunTrust Banks. Based in Mississippi,
BancorpSouth operates across six southern states and has benefited from solid loan growth-partly associated with rebuilding in the wake of Hurricane Katrina.
The bank has raised its dividend in each of the last 27 years. SunTrust Banks, the seventh-largest U.S. bank, operates throughout 11 Southeastern states, which represent one of the highest population growth footprints in banking.

INFORMATION TECHNOLOGY ANOTHER PLUS

Littelfuse Inc., one of our top-contributing securities, led our investments in the information technology sector. The company is the world's foremost supplier of circuit protection components used in electronic products such as computers, telecom equipment and consumer electronics. Nine of every ten cars in the world rely on Littelfuse circuitry protection devices.

SOME DISAPPOINTMENTS

While we provided strong performance, we experienced some difficulties along the way. Our largest detractor was Westwood One Inc., the nation's largest radio network and the leading distributor of national radio programs. The company has been slowed by a difficult advertising market and increased spending for content and programming.

In health care, Apria Healthcare Group Inc., the nation's largest provider of home medical equipment (such as oxygen systems and intravenous medication devices), performed below expectations. Apria has wrestled with several company-specific issues, including rising costs and a difficult Medicare reimbursement environment.

Maidenform Brands Inc., a global intimate apparel company with a portfolio of established brands, declined significantly amid end-of-year markdowns by retailers and a decision by Target Corp. to increase its focus on its private intimate apparel brands. We sold our shares in early March.

LOOKING AHEAD

Mid Cap Value seeks to help investors achieve long-term capital growth by investing in medium-sized companies. We will continue to adhere to our discipline of identifying well-managed companies that appear to be undervalued for reasons unrelated to their fundamental or financial health.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        3/31/06               9/30/05
--------------------------------------------------------------------------------
Common Stocks                            97.8%                 98.2%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               5.2%                  0.7%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                         (3.0)%                  1.1%
--------------------------------------------------------------------------------

TOP FIVE INDUSTRIES
AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        3/31/06               9/30/05
--------------------------------------------------------------------------------
Food Products                             9.6%                  8.5%
--------------------------------------------------------------------------------
Chemicals                                 8.1%                  7.9%
--------------------------------------------------------------------------------
Commercial Banks                          7.2%                  5.9%
--------------------------------------------------------------------------------
Multi-Utilities                           6.7%                  2.9%
--------------------------------------------------------------------------------
Insurance                                 4.9%                  6.2%
--------------------------------------------------------------------------------

------
14

Mid Cap Value - Schedule of Investments

MARCH 31, 2006

Shares                                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.8%

AEROSPACE & DEFENSE -- 0.8%
--------------------------------------------------------------------------------
      15,954   Honeywell International Inc.                        $    682,353
--------------------------------------------------------------------------------
      23,500   K & F Industries
               Holdings Inc.(1)                                         390,100
--------------------------------------------------------------------------------
                                                                      1,072,453
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.8%
--------------------------------------------------------------------------------
      73,989   Cooper Tire & Rubber Co.                               1,061,003
--------------------------------------------------------------------------------

AUTOMOBILES -- 0.4%
--------------------------------------------------------------------------------
      19,580   Winnebago Industries                                     594,057
--------------------------------------------------------------------------------

BEVERAGES -- 3.2%
--------------------------------------------------------------------------------
      40,689   Anheuser-Busch Companies, Inc.                         1,740,269
--------------------------------------------------------------------------------
      93,106   Coca-Cola Enterprises Inc.                             1,893,776
--------------------------------------------------------------------------------
      23,080   Pepsi Bottling Group Inc.                                701,401
--------------------------------------------------------------------------------
                                                                      4,335,446
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 1.3%
--------------------------------------------------------------------------------
      53,444   Masco Corp.                                            1,736,396
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 0.4%
--------------------------------------------------------------------------------
      11,470   Edwards (A.G.), Inc.                                     571,894
--------------------------------------------------------------------------------

CHEMICALS -- 8.1%
--------------------------------------------------------------------------------
      20,763   du Pont (E.I.)
               de Nemours & Co.                                         876,406
--------------------------------------------------------------------------------
      19,973   Ferro Corp.                                              399,460
--------------------------------------------------------------------------------
     170,924   International Flavors
               & Fragrances Inc.                                      5,866,112
--------------------------------------------------------------------------------
      47,979   Minerals Technologies Inc.                             2,802,453
--------------------------------------------------------------------------------
      54,120   Nalco Holding Co.(1)                                     957,924
--------------------------------------------------------------------------------
                                                                     10,902,355
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 7.2%
--------------------------------------------------------------------------------
      10,539   BancorpSouth Inc.                                        253,041
--------------------------------------------------------------------------------
      19,240   BB&T Corporation                                         754,208
--------------------------------------------------------------------------------
      12,440   Chemical Financial Corp.                                 401,936
--------------------------------------------------------------------------------
      58,180   Fifth Third Bancorp                                    2,289,965
--------------------------------------------------------------------------------
      17,140   Marshall & Ilsley Corp.                                  746,961
--------------------------------------------------------------------------------
      28,960   South Financial Group Inc. (The)                         757,304
--------------------------------------------------------------------------------
      60,516   SunTrust Banks, Inc.                                   4,403,145
--------------------------------------------------------------------------------
                                                                      9,606,560
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 2.5%
--------------------------------------------------------------------------------
      31,771   Aramark Corp. Cl B                                       938,515
--------------------------------------------------------------------------------
      27,736   Republic Services, Inc. Cl A                           1,179,058
--------------------------------------------------------------------------------
      33,171   Waste Management, Inc.                                 1,170,936
--------------------------------------------------------------------------------
                                                                      3,288,509
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 1.2%
--------------------------------------------------------------------------------
       9,930   AptarGroup, Inc.                                         548,633
--------------------------------------------------------------------------------
      31,750   Bemis Co., Inc.                                        1,002,665
--------------------------------------------------------------------------------
                                                                      1,551,298
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

DIVERSIFIED -- 1.8%
--------------------------------------------------------------------------------
      30,250   iShares S&P MidCap 400
               Index Fund                                          $  2,398,523
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.4%
--------------------------------------------------------------------------------
      92,704   Commonwealth Telephone
               Enterprises, Inc.                                      3,193,653
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.1%
--------------------------------------------------------------------------------
      47,450   Empire District Electric Co.                           1,054,339
--------------------------------------------------------------------------------
     164,120   Northeast Utilities                                    3,205,264
--------------------------------------------------------------------------------
      58,252   Westar Energy Inc.                                     1,212,224
--------------------------------------------------------------------------------
                                                                      5,471,827
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.2%
--------------------------------------------------------------------------------
      17,360   American Power
               Conversion Corp.                                         401,190
--------------------------------------------------------------------------------
      53,440   Hubbell Inc. Cl A                                      2,511,680
--------------------------------------------------------------------------------
                                                                      2,912,870
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
--------------------------------------------------------------------------------
      21,160   Vishay Intertechnology, Inc.(1)                          301,318
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 9.6%
--------------------------------------------------------------------------------
       9,240   Campbell Soup Company                                    299,376
--------------------------------------------------------------------------------
      88,310   ConAgra Foods, Inc.                                    1,895,133
--------------------------------------------------------------------------------
      73,719   Diamond Foods Inc.                                     1,265,755
--------------------------------------------------------------------------------
      28,670   General Mills, Inc.                                    1,452,996
--------------------------------------------------------------------------------
      62,898   H.J. Heinz Company                                     2,385,092
--------------------------------------------------------------------------------
      17,295   Kellogg Co.                                              761,672
--------------------------------------------------------------------------------
      80,929   Kraft Foods Inc. Cl A                                  2,452,957
--------------------------------------------------------------------------------
      19,900   Ralcorp Holdings, Inc.(1)                                757,195
--------------------------------------------------------------------------------
      55,230   Tyson Foods, Inc. Cl A                                   758,860
--------------------------------------------------------------------------------
      11,070   Unilever N.V. New York Shares                            766,265
--------------------------------------------------------------------------------
                                                                     12,795,301
--------------------------------------------------------------------------------

GAS UTILITIES -- 1.4%
--------------------------------------------------------------------------------
      47,003   Cascade Natural Gas Corp.                                925,959
--------------------------------------------------------------------------------
      33,755   WGL Holdings Inc.                                      1,026,827
--------------------------------------------------------------------------------
                                                                      1,952,786
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 3.3%
--------------------------------------------------------------------------------
      43,820   Beckman Coulter, Inc.                                  2,391,258
--------------------------------------------------------------------------------
      77,267   National Dentex Corp.(1)                               1,794,912
--------------------------------------------------------------------------------
      13,510   Symmetry Medical Inc.(1)                                 286,547
--------------------------------------------------------------------------------
                                                                      4,472,717
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 3.9%
--------------------------------------------------------------------------------
      33,610   Apria Healthcare Group Inc.(1)                           772,358
--------------------------------------------------------------------------------
      32,080   HCA Inc.                                               1,468,943
--------------------------------------------------------------------------------
      25,690   LifePoint Hospitals Inc.(1)                              798,959
--------------------------------------------------------------------------------
      22,790   PRA International(1)                                     564,964
--------------------------------------------------------------------------------
      32,700   Universal Health
               Services, Inc. Cl B                                    1,660,833
--------------------------------------------------------------------------------
                                                                      5,266,057
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
15

Mid Cap Value - Schedule of Investments

MARCH 31, 2006

Shares                                                                Value
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 4.6%
--------------------------------------------------------------------------------
      25,290   CEC Entertainment Inc.(1)                           $    850,250
--------------------------------------------------------------------------------
      39,467   International Speedway Corp.                           2,008,870
--------------------------------------------------------------------------------
      16,121   Outback Steakhouse, Inc.                                 709,324
--------------------------------------------------------------------------------
      67,156   Speedway Motorsports Inc.                              2,566,031
--------------------------------------------------------------------------------
                                                                      6,134,475
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.4%
--------------------------------------------------------------------------------
       7,260   Hunter Douglas N.V. ORD                                  482,351
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 3.6%
--------------------------------------------------------------------------------
      82,770   Kimberly-Clark Corp.                                   4,784,106
--------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS -- 0.2%
--------------------------------------------------------------------------------
       5,390   Constellation Energy Group Inc.                          294,887
--------------------------------------------------------------------------------

INSURANCE -- 4.9%
--------------------------------------------------------------------------------
      19,100   Ambac Financial Group, Inc.                            1,520,360
--------------------------------------------------------------------------------
      50,690   Aspen Insurance Holdings Ltd.                          1,250,015
--------------------------------------------------------------------------------
      22,944   Genworth Financial Inc. Cl A                             767,018
--------------------------------------------------------------------------------
       9,100   Hartford Financial Services
               Group Inc. (The)                                         733,005
--------------------------------------------------------------------------------
      28,430   Horace Mann Educators Corp.                              534,484
--------------------------------------------------------------------------------
      59,749   Marsh & McLennan
               Companies, Inc.                                        1,754,231
--------------------------------------------------------------------------------
                                                                      6,559,113
--------------------------------------------------------------------------------

IT SERVICES -- 0.4%
--------------------------------------------------------------------------------
       2,350   DST Systems, Inc.(1)                                     136,159
--------------------------------------------------------------------------------
      28,630   NCI Inc. Cl A(1)                                         400,820
--------------------------------------------------------------------------------
                                                                        536,979
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
      50,730   Hasbro, Inc.                                           1,070,403
--------------------------------------------------------------------------------

MEDIA -- 1.6%
--------------------------------------------------------------------------------
      12,360   ADVO, Inc.                                               395,520
--------------------------------------------------------------------------------
      41,550   Valassis Communications, Inc.(1)                       1,220,323
--------------------------------------------------------------------------------
      42,320   Westwood One, Inc.                                       467,213
--------------------------------------------------------------------------------
                                                                      2,083,056
--------------------------------------------------------------------------------

METALS & MINING -- 1.2%
--------------------------------------------------------------------------------
      65,109   Compass Minerals
               International Inc.                                     1,627,074
--------------------------------------------------------------------------------

MULTI-UTILITIES -- 6.7%
--------------------------------------------------------------------------------
      33,380   Dominion Resources Inc.                                2,304,221
--------------------------------------------------------------------------------
      45,800   Puget Energy Inc.                                        970,044
--------------------------------------------------------------------------------
      39,970   Wisconsin Energy Corp.                                 1,598,400
--------------------------------------------------------------------------------
     228,900   XCEL Energy Inc.                                       4,154,536
--------------------------------------------------------------------------------
                                                                      9,027,201
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 2.9%
--------------------------------------------------------------------------------
     167,390   Dollar General Corp.                                $  2,957,781
--------------------------------------------------------------------------------
      32,828   Family Dollar Stores, Inc.                               873,225
--------------------------------------------------------------------------------
                                                                      3,831,006
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 4.2%
--------------------------------------------------------------------------------
      97,910   Equitable Resources Inc.                               3,574,694
--------------------------------------------------------------------------------
      41,540   Murphy Oil Corp.                                       2,069,523
--------------------------------------------------------------------------------
                                                                      5,644,217
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
      60,943   MeadWestvaco Corp.                                     1,664,353
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 1.7%
--------------------------------------------------------------------------------
      22,060   Bristol-Myers Squibb Co.                                 542,897
--------------------------------------------------------------------------------
      13,190   Schering-Plough Corp.                                    250,478
--------------------------------------------------------------------------------
      51,290   Watson Pharmaceuticals, Inc.(1)                        1,474,074
--------------------------------------------------------------------------------
                                                                      2,267,449
--------------------------------------------------------------------------------

REAL ESTATE -- 1.8%
--------------------------------------------------------------------------------
      33,710   Annaly Mortgage
               Management Inc.                                          409,239
--------------------------------------------------------------------------------
     130,260   Education Realty Trust, Inc.                           1,992,978
--------------------------------------------------------------------------------
                                                                      2,402,217
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 0.4%
--------------------------------------------------------------------------------
      23,320   Applied Materials, Inc.                                  408,333
--------------------------------------------------------------------------------
       9,570   Teradyne, Inc.(1)                                        148,431
--------------------------------------------------------------------------------
                                                                        556,764
--------------------------------------------------------------------------------

SOFTWARE -- 0.8%
--------------------------------------------------------------------------------
      27,814   Reynolds & Reynolds Co. Cl A                             789,918
--------------------------------------------------------------------------------
      11,884   Synopsys, Inc.(1)                                        265,607
--------------------------------------------------------------------------------
                                                                      1,055,525
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 1.6%
--------------------------------------------------------------------------------
      42,590   Foot Locker, Inc.                                      1,017,049
--------------------------------------------------------------------------------
      57,580   Gap, Inc. (The)                                        1,075,595
--------------------------------------------------------------------------------
                                                                      2,092,644
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
--------------------------------------------------------------------------------
      14,610   Jones Apparel Group, Inc.                                516,756
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 3.6%
--------------------------------------------------------------------------------
      20,190   Fannie Mae                                             1,037,766
--------------------------------------------------------------------------------
      39,066   Freddie Mac                                            2,383,026
--------------------------------------------------------------------------------
      21,561   MGIC Investment Corp.                                  1,436,609
--------------------------------------------------------------------------------
                                                                      4,857,401
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $125,493,348)                                                 130,973,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
16

Mid Cap Value - Schedule of Investments

MARCH 31, 2006

                                                                      Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 5.2%

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 4.50%, 2/15/16,
valued at $4,384,133), in a
joint trading account at 4.45%,
dated 3/31/06, due 4/3/06
(Delivery value $4,301,595)                                        $  4,300,000
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 6.00%, 2/15/26,
valued at $2,753,850), in a joint
trading account at 4.45%,
dated 3/31/06, due 4/3/06
(Delivery value $2,701,001)                                           2,700,000
--------------------------------------------------------------------------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $7,000,000)                                                     7,000,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 103.0%
(Cost $132,493,348)                                                $137,973,000
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (3.0)%                               (3,997,858)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $133,975,142
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

   Contracts to Sell     Settlement Date      Value      Unrealized Gain (Loss)
--------------------------------------------------------------------------------
 328,581 Euro for USD      4/28/06           $398,947          $(3,821)
--------------------------------------------------------------------------------
 437,756 Euro for USD      4/28/06            531,502           (4,877)
--------------------------------------------------------------------------------
                                             $930,449          $(8,698)
                                          ======================================

(Value on Settlement Date $921,751)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ORD = Foreign Ordinary Share

USD = United States Dollar

(1) Non-income producing.

See Notes to Financial Statements.

------
17

Small Cap Value - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------------------
                                                      ------------------------
                                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------------------
                                                                     SINCE        INCEPTION
                                         1 YEAR        5 YEARS     INCEPTION         DATE
--------------------------------------------------------------------------------------------
INVESTOR CLASS                           18.67%        16.58%       16.47%          7/31/98
--------------------------------------------------------------------------------------------
RUSSELL 2000 VALUE INDEX(1)(2)           23.77%        16.24%       12.81%            --
--------------------------------------------------------------------------------------------
Lipper Small-Cap Value Ranking(1)      153 of 256     56 of 146     6 of 92           --
--------------------------------------------------------------------------------------------
Morningstar Small Value Ranking(3)     183 of 364     68 of 202    8 of 126           --
--------------------------------------------------------------------------------------------
Institutional Class                      18.98%        16.79%       17.84%         10/26/98
--------------------------------------------------------------------------------------------
Advisor Class                            18.51%        16.34%       19.85%         12/31/99
--------------------------------------------------------------------------------------------
C Class                                  17.48%          --         12.82%          6/1/01
--------------------------------------------------------------------------------------------

(1) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Rankings - Rankings are based only on the universe shown and are based on average annual returns. This listing might not represent the complete universe of funds tracked by Lipper Inc.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Effective January 1, 2006, the S&P SmallCap 600/BARRA Value Index ceased to exist, the benchmark was changed to the Russell 2000 Value Index.

(3) (c) 2006 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers:
    (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this
    information.Morningstar Rankings are based on risk adjusted returns.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance and ranking reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                     (continued)

------
18

Small Cap Value - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made July 31, 1998

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended March 31
--------------------------------------------------------------------------------------------
                            1999*    2000    2001    2002     2003    2004    2005    2006
--------------------------------------------------------------------------------------------
Investor Class              -4.24%  14.37%  36.51%  33.97%  -21.55%  51.53%  14.00%  18.67%
--------------------------------------------------------------------------------------------
Russell 2000 Value Index   -12.23%  13.26%  19.45%  23.74%  -23.27%  64.49%   9.79%  23.77%
--------------------------------------------------------------------------------------------

* From 7/31/98, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
19

Small Cap Value - Portfolio Commentary

PORTFOLIO MANAGERS: BEN GIELE AND KEVIN LAUB

American Century Small Cap Value advanced 18.67%* for the 12 months ended March
31, 2006, trailing the 23.77% return of its benchmark, the Russell 2000 Value
Index. Virtually all of the portfolio's relative underperformance occurred in the last quarter of the period.

Within the small-cap space as a whole, returns on value stocks failed to match returns on growth stocks in the 12-month period, as the Russell 2000 Growth
Index's 27.84% return surpassed the Russell 2000 Value's performance.

At the same time, Small Cap Value typically invests the majority of its portfolio in classic value companies -- in other words, high-quality companies that exhibit strong fundamental financial features but nonetheless appear undervalued. However, the recent rally in small-cap value stocks centered mostly on low-quality issues that Small Cap Value tends to avoid.

Looking longer term, Small Cap Value's annual return in the past five years has averaged 16.58%, outpacing its benchmark's average of 16.24% and ranking in the top 39% of its Morningstar peer group.

Since its July 31, 1998, inception, the fund's performance ranks in the top 7%
of that same peer group. Also since its inception, the portfolio's risk-adjusted return -- a measure reflecting the portfolio's limited volatility and below-average Morningstar risk rating -- ranks in the top 3% of small-cap value funds tracked by Morningstar.

That risk-adjusted performance is a direct byproduct of the portfolio's consistent focus on high-quality stocks, regardless of the type of short-term outperformance by lower-quality issues that occurred late in the recent 12-month reporting time frame.

NAVIGATING ENERGY WELL

Small Cap Value found plenty of opportunity in the volatile energy sector during the 12-month period, maintaining an advantageous overweight position, particularly among providers of energy equipment and services. Security selection in the sector further contributed to both relative and absolute gains for the portfolio.

In fact, energy accounted for four of the portfolio's top 10 individual relative performers. Contract oil and gas driller Helmerich & Payne ranked No. 1 among all portfolio holdings on both a relative and absolute basis, as the company's stock followed a rallying

TOP TEN HOLDINGS
AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         3/31/06               9/30/05
--------------------------------------------------------------------------------
iShares Russell 2000
Value Index Fund                          2.3%                  2.5%
--------------------------------------------------------------------------------
Sybase, Inc.                              2.0%                  2.0%
--------------------------------------------------------------------------------
iShares S&P SmallCap
600 Value Index Fund                      1.5%                   --
--------------------------------------------------------------------------------
iShares Russell 2000
Index Fund                                1.5%                  1.4%
--------------------------------------------------------------------------------
HCC Insurance
Holdings, Inc.                            1.1%                  1.1%
--------------------------------------------------------------------------------
Washington Federal, Inc.                  1.1%                  1.0%
--------------------------------------------------------------------------------
Platinum Underwriters
Holdings                                  1.0%                  1.0%
--------------------------------------------------------------------------------
Perot Systems Corp. Cl A                  1.0%                  0.8%
--------------------------------------------------------------------------------
Cimarex Energy Co.                        1.0%                  0.7%
--------------------------------------------------------------------------------
Briggs & Stratton Corp.                   1.0%                  1.1%
--------------------------------------------------------------------------------

*All fund returns and rankings referenced in this
 commentary are for Investor Class shares.                           (continued)

------
20

Small Cap Value - Portfolio Commentary

in crude oil prices during the period. Shares in the Tulsa, Oklahoma-based company soared 77%.

INSURANCE HOLDINGS AID PERFORMANCE

Meanwhile, outside of energy, no other industry contributed to the portfolio's absolute return more than insurance. Houston-based HCC Insurance Holdings, a property and casualty insurer and one of the portfolio's five largest individual stakes, withstood a considerable impact from hurricane claims late last summer and still recorded a 20% increase in net profit for calendar year 2005. In the
12-month period ended March 31, 2006, its stock rose 46%, ranking among the portfolio's top five performers on both an absolute and relative basis.

SELECTION CRIMPS RELATIVE RETURN

Small Cap Value realized solid absolute contributions from a variety of sectors
-- industrials, financials, information technology and materials. But individual security selection, which is effected by the quality bias inherent in our portfolio's investment process, trimmed relative performance in each of those sectors.

Security selection proved most detrimental in the consumer discretionary sector, primarily from losses in the specialty retail industry. That industry suffered from rising interest rates and gasoline costs that cut into consumers'
pocketbooks as the period progressed. Pier 1 Imports and clothier Talbot's led relative detractors in specialty retail, which stripped more from the portfolio's total return than any other industry.

Sensient Technologies, a maker of specialty fragrances and flavorings that ranked among the portfolio's 10 heaviest individual stakes, tied Pier 1 as its biggest relative detractor. The company's shares fell 14% as it reported a series of quarterly earnings disappointments amid a costly restructuring effort.

INVESTMENT PHILOSOPHY

The Small Cap Value investment management team remains committed to its strategy of finding fundamentally sound businesses trading at attractive prices that offer the potential for long-term investment success.

TOP FIVE INDUSTRIES
AS OF MARCH 31, 2006(1)
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         3/31/06               9/30/05
--------------------------------------------------------------------------------
Insurance                                 7.1%                  6.0%
--------------------------------------------------------------------------------
Commercial Banks                          6.0%                  5.8%
--------------------------------------------------------------------------------
Machinery                                 5.3%                  4.5%
--------------------------------------------------------------------------------
Software                                  4.9%                  5.2%
--------------------------------------------------------------------------------
Real Estate                               4.5%                  4.1%
--------------------------------------------------------------------------------

(1) Excludes securities in the Diversified category. These securities represent investments in diversified pools of underlying securities in multiple industry categories.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        3/31/06               9/30/05
--------------------------------------------------------------------------------
Common Stocks                            96.3%                 94.9%
--------------------------------------------------------------------------------
Convertible
Preferred Stocks                           --                   0.3%
--------------------------------------------------------------------------------
Preferred Stocks                           --                   0.1%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    96.3%                 95.3%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               3.2%                  4.7%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                           0.5%                 --(2)
--------------------------------------------------------------------------------

(2) Category is less than 0.05% of net assets.

------
21

Small Cap Value - Schedule of Investments

MARCH 31, 2006

Shares                                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.3%

AEROSPACE & DEFENSE -- 1.0%
--------------------------------------------------------------------------------
     150,000   Alliant Techsystems Inc.(1)                       $   11,575,500
--------------------------------------------------------------------------------
     170,000   Curtiss-Wright Corp.                                  11,254,000
--------------------------------------------------------------------------------
                                                                     22,829,500
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS -- 0.3%
--------------------------------------------------------------------------------
     145,000   Ryder System, Inc.                                     6,493,100
--------------------------------------------------------------------------------

AIRLINES -- 0.1%
--------------------------------------------------------------------------------
     115,000   SkyWest, Inc.                                          3,366,050
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 1.1%
--------------------------------------------------------------------------------
     585,000   ArvinMeritor Inc.                                      8,722,350
--------------------------------------------------------------------------------
     450,000   Cooper Tire & Rubber Co.                               6,453,000
--------------------------------------------------------------------------------
     355,000   Lear Corporation                                       6,294,150
--------------------------------------------------------------------------------
     205,000   Superior Industries
               International, Inc.                                    3,968,800
--------------------------------------------------------------------------------
                                                                     25,438,300
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 0.9%
--------------------------------------------------------------------------------
     585,000   Griffon Corp.(1)                                      14,531,400
--------------------------------------------------------------------------------
     210,000   Trex Co. Inc.(1)                                       6,657,000
--------------------------------------------------------------------------------
                                                                     21,188,400
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 1.5%
--------------------------------------------------------------------------------
     150,000   Lazard Ltd. Cl A                                       6,637,500
--------------------------------------------------------------------------------
     675,000   Patriot Capital
               Funding, Inc.(2)                                       8,437,500
--------------------------------------------------------------------------------
     105,000   Piper Jaffray Companies(1)                             5,775,000
--------------------------------------------------------------------------------
     615,000   Waddell & Reed Financial Inc.                         14,206,500
--------------------------------------------------------------------------------
                                                                     35,056,500
--------------------------------------------------------------------------------

CHEMICALS -- 2.7%
--------------------------------------------------------------------------------
     545,000   Ferro Corp.                                           10,900,000
--------------------------------------------------------------------------------
      90,000   FMC Corp.                                              5,578,200
--------------------------------------------------------------------------------
     310,000   Minerals Technologies Inc.                            18,107,100
--------------------------------------------------------------------------------
     420,000   Olin Corp.                                             9,017,400
--------------------------------------------------------------------------------
     945,000   Sensient Technologies Corp.                           17,057,250
--------------------------------------------------------------------------------
                                                                     60,659,950
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 6.0%
--------------------------------------------------------------------------------
     103,789   BancorpSouth Inc.                                      2,491,974
--------------------------------------------------------------------------------
     125,000   Central Pacific Financial Corp.                        4,590,000
--------------------------------------------------------------------------------
     310,000   Chemical Financial Corp.                              10,016,100
--------------------------------------------------------------------------------
      87,670   Chittenden Corp.                                       2,539,800
--------------------------------------------------------------------------------
     165,000   Cullen/Frost Bankers, Inc.                             8,868,750
--------------------------------------------------------------------------------
     250,000   First Midwest Bancorp, Inc.                            9,142,500
--------------------------------------------------------------------------------
     265,000   Fulton Financial Corp.                                 4,558,000
--------------------------------------------------------------------------------
     407,728   Greater Bay Bancorp                                   11,310,375
--------------------------------------------------------------------------------
     135,000   Pacific Capital Bancorp                                4,568,400
--------------------------------------------------------------------------------
     150,000   Provident Bankshares Corp.                             5,467,500
--------------------------------------------------------------------------------
     335,000   Sky Financial Group Inc.                               8,877,500
--------------------------------------------------------------------------------
     690,000   South Financial Group Inc. (The)                      18,043,500
--------------------------------------------------------------------------------
     380,000   Sterling Bancshares, Inc.                              6,859,000
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

     520,000   Susquehanna Bancshares Inc.                       $   13,400,400
--------------------------------------------------------------------------------
     600,000   TCF Financial Corp.                                   15,450,000
--------------------------------------------------------------------------------
     250,000   Wilmington Trust Corporation                          10,837,500
--------------------------------------------------------------------------------
                                                                    137,021,299
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 3.9%
--------------------------------------------------------------------------------
     240,000   ABM Industries Inc.                                    4,600,800
--------------------------------------------------------------------------------
     225,000   American Ecology Corp.                                 4,585,500
--------------------------------------------------------------------------------
     155,000   Corrections Corp. of America(1)                        7,006,000
--------------------------------------------------------------------------------
     450,000   Ennis Inc.                                             8,775,000
--------------------------------------------------------------------------------
     460,000   G&K Services Inc. Cl A                                19,568,400
--------------------------------------------------------------------------------
     290,000   Herman Miller Inc.                                     9,398,900
--------------------------------------------------------------------------------
     120,000   IHS Inc. Cl A(1)                                       3,282,000
--------------------------------------------------------------------------------
     285,000   Kelly Services, Inc. Cl A                              7,743,450
--------------------------------------------------------------------------------
     375,000   Tetra Tech, Inc.(1)                                    7,158,750
--------------------------------------------------------------------------------
     175,000   United Stationers Inc.(1)                              9,292,500
--------------------------------------------------------------------------------
     215,000   Watson Wyatt Worldwide Inc.                            7,004,700
--------------------------------------------------------------------------------
                                                                     88,416,000
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 0.9%
--------------------------------------------------------------------------------
     535,000   Andrew Corporation(1)                                  6,569,800
--------------------------------------------------------------------------------
     255,000   Belden CDT Inc.                                        6,943,650
--------------------------------------------------------------------------------
     575,000   EFJ Inc.(1)                                            6,204,250
--------------------------------------------------------------------------------
                                                                     19,717,700
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.5%
--------------------------------------------------------------------------------
     180,000   Adaptec, Inc.(1)                                         995,400
--------------------------------------------------------------------------------
     205,000   Electronics for Imaging, Inc.(1)                       5,733,850
--------------------------------------------------------------------------------
     130,000   Imation Corporation                                    5,578,300
--------------------------------------------------------------------------------
                                                                     12,307,550
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING -- 1.6%
--------------------------------------------------------------------------------
      65,000   EMCOR Group Inc.(1)                                    3,227,900
--------------------------------------------------------------------------------
     260,000   Granite Construction Inc.                             12,656,800
--------------------------------------------------------------------------------
     440,000   Shaw Group Inc. (The)(1)                              13,376,000
--------------------------------------------------------------------------------
     120,000   Washington Group
               International, Inc.(1)                                 6,886,800
--------------------------------------------------------------------------------
                                                                     36,147,500
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.3%
--------------------------------------------------------------------------------
     110,000   Texas Industries Inc.                                  6,653,900
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 0.3%
--------------------------------------------------------------------------------
     485,000   Advance America, Cash
               Advance Centers, Inc.                                  6,974,300
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 1.5%
--------------------------------------------------------------------------------
     165,000   AptarGroup, Inc.                                       9,116,250
--------------------------------------------------------------------------------
     530,000   Bemis Co., Inc.                                       16,737,400
--------------------------------------------------------------------------------
     270,000   Sonoco Products Co.                                    9,144,900
--------------------------------------------------------------------------------
                                                                     34,998,550
--------------------------------------------------------------------------------

DIVERSIFIED -- 5.3%
--------------------------------------------------------------------------------
     450,000   iShares Russell 2000
               Index Fund                                            34,155,000
--------------------------------------------------------------------------------
     705,000   iShares Russell 2000
               Value Index Fund                                      52,628,250
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
22

Small Cap Value - Schedule of Investments

MARCH 31, 2006

Shares                                                                Value
--------------------------------------------------------------------------------

     530,000   iShares S&P SmallCap 600
               Value Index Fund                                  $   34,545,400
--------------------------------------------------------------------------------
                                                                    121,328,650
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 0.5%
--------------------------------------------------------------------------------
     410,000   Asset Acceptance Capital Corp.(1)                      7,982,700
--------------------------------------------------------------------------------
     145,000   Medallion Financial Corp.                              1,964,750
--------------------------------------------------------------------------------
                                                                      9,947,450
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
--------------------------------------------------------------------------------
     285,000   Commonwealth Telephone
               Enterprises, Inc.                                      9,818,250
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.6%
--------------------------------------------------------------------------------
     500,000   Empire District Electric Co.                          11,110,000
--------------------------------------------------------------------------------
     420,000   IDACORP, Inc.                                         13,658,400
--------------------------------------------------------------------------------
     525,000   Westar Energy Inc.                                    10,925,250
--------------------------------------------------------------------------------
                                                                     35,693,650
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 0.9%
--------------------------------------------------------------------------------
     110,000   Acuity Brands Inc.                                     4,400,000
--------------------------------------------------------------------------------
     295,000   LSI Industries Inc.                                    5,026,800
--------------------------------------------------------------------------------
     165,000   Regal-Beloit Corp.                                     6,974,550
--------------------------------------------------------------------------------
      85,000   Smith (A.O.) Corp.                                     4,488,000
--------------------------------------------------------------------------------
                                                                     20,889,350
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.1%
--------------------------------------------------------------------------------
     360,000   Aeroflex Inc.(1)                                       4,942,800
--------------------------------------------------------------------------------
     235,000   Applied Films Corp.(1)                                 4,566,050
--------------------------------------------------------------------------------
     365,000   Avnet Inc.(1)                                          9,263,700
--------------------------------------------------------------------------------
     295,000   Benchmark Electronics Inc.(1)                         11,313,250
--------------------------------------------------------------------------------
     195,000   Coherent, Inc.(1)                                      6,846,450
--------------------------------------------------------------------------------
     190,000   Littelfuse, Inc.(1)                                    6,484,700
--------------------------------------------------------------------------------
     410,000   Methode Electronics, Inc.                              4,464,900
--------------------------------------------------------------------------------
     705,000   Paxar Corp.(1)                                        13,796,850
--------------------------------------------------------------------------------
     575,000   Vishay Intertechnology, Inc.(1)                        8,188,000
--------------------------------------------------------------------------------
                                                                     69,866,700
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 3.1%
--------------------------------------------------------------------------------
     800,000   Global Industries Ltd.(1)                             11,592,000
--------------------------------------------------------------------------------
     180,000   Helix Energy Solutions
               Group, Inc.(1)                                         6,822,000
--------------------------------------------------------------------------------
     225,000   Helmerich & Payne, Inc.                               15,709,500
--------------------------------------------------------------------------------
     160,000   Hornbeck Offshore Services Inc.(1)                     5,771,200
--------------------------------------------------------------------------------
     975,000   Key Energy Group, Inc.(1)                             14,868,750
--------------------------------------------------------------------------------
     160,000   Lone Star Technologies, Inc.(1)                        8,865,600
--------------------------------------------------------------------------------
      60,000   Unit Corporation(1)                                    3,345,000
--------------------------------------------------------------------------------
      75,000   W-H Energy Services Inc.(1)                            3,336,750
--------------------------------------------------------------------------------
                                                                     70,310,800
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 0.6%
--------------------------------------------------------------------------------
     145,000   BJ's Wholesale Club Inc(.(1))                          4,568,950
--------------------------------------------------------------------------------
      95,000   Casey's General Stores, Inc.                           2,172,650
--------------------------------------------------------------------------------
     220,000   Performance Food Group Co.(1)                          6,861,800
--------------------------------------------------------------------------------
                                                                     13,603,400
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 1.4%
--------------------------------------------------------------------------------
     340,000   Corn Products
               International Inc.                                $   10,053,800
--------------------------------------------------------------------------------
     320,000   Lancaster Colony Corp.                                13,440,000
--------------------------------------------------------------------------------
     115,000   Ralcorp Holdings, Inc.(1)                              4,375,750
--------------------------------------------------------------------------------
     190,000   Reddy Ice Holdings Inc.                                4,219,900
--------------------------------------------------------------------------------
                                                                     32,089,450
--------------------------------------------------------------------------------
GAS UTILITIES -- 1.7%
--------------------------------------------------------------------------------
     250,000   Atmos Energy Corp.                                     6,582,500
--------------------------------------------------------------------------------
     195,000   Northwest Natural Gas Co.                              6,920,550
--------------------------------------------------------------------------------
     120,000   Southwest Gas Corp.                                    3,354,000
--------------------------------------------------------------------------------
     685,000   WGL Holdings Inc.                                     20,837,700
--------------------------------------------------------------------------------
                                                                     37,694,750
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 2.3%
--------------------------------------------------------------------------------
     140,000   Arrow International Inc.                               4,573,800
--------------------------------------------------------------------------------
     135,000   Biosite Inc.(1)                                        7,010,550
--------------------------------------------------------------------------------
     450,000   Dade Behring Holdings Inc.                            16,069,500
--------------------------------------------------------------------------------
     295,000   Orthofix International N.V.(1)                        11,746,900
--------------------------------------------------------------------------------
     265,000   Steris Corp.                                           6,540,200
--------------------------------------------------------------------------------
     130,000   Vital Signs Inc.                                       7,140,900
--------------------------------------------------------------------------------
                                                                     53,081,850
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 1.9%
--------------------------------------------------------------------------------
     640,000   Alliance Imaging Inc.(1)                               4,121,600
--------------------------------------------------------------------------------
     300,000   Amsurg Corp.(1)                                        6,807,000
--------------------------------------------------------------------------------
     200,000   Apria Healthcare Group Inc.(1)                         4,596,000
--------------------------------------------------------------------------------
     180,000   Community Health Systems Inc.(1)                       6,507,000
--------------------------------------------------------------------------------
     225,000   LifePoint Hospitals Inc.(1)                            6,997,500
--------------------------------------------------------------------------------
      70,000   Owens & Minor Inc.                                     2,293,900
--------------------------------------------------------------------------------
      45,000   Pediatrix Medical Group, Inc.(1)                       4,618,800
--------------------------------------------------------------------------------
     135,000   Universal Health
               Services, Inc. Cl B                                    6,856,650
--------------------------------------------------------------------------------
                                                                     42,798,450
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 2.1%
--------------------------------------------------------------------------------
     115,000   Bob Evans Farms, Inc.                                  3,416,650
--------------------------------------------------------------------------------
     550,000   CEC Entertainment Inc.(1)                             18,491,000
--------------------------------------------------------------------------------
     180,000   International Speedway Corp.                           9,162,000
--------------------------------------------------------------------------------
     255,000   Outback Steakhouse, Inc.                              11,220,000
--------------------------------------------------------------------------------
     210,000   Ruby Tuesday Inc.                                      6,736,800
--------------------------------------------------------------------------------
                                                                     49,026,450
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 1.2%
--------------------------------------------------------------------------------
     105,000   Beazer Homes USA, Inc.                                 6,898,500
--------------------------------------------------------------------------------
     210,000   Ethan Allen Interiors Inc.                             8,824,200
--------------------------------------------------------------------------------
     110,000   Snap-on Incorporated                                   4,193,200
--------------------------------------------------------------------------------
     235,000   WCI Communities Inc.(1)                                6,537,700
--------------------------------------------------------------------------------
                                                                     26,453,600
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
      85,000   Central Garden and Pet Co.(1)                          4,516,900
--------------------------------------------------------------------------------
     145,000   WD-40 Co.                                              4,473,250
--------------------------------------------------------------------------------
                                                                      8,990,150
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
23

Small Cap Value - Schedule of Investments

MARCH 31, 2006

Shares                                                                Value
--------------------------------------------------------------------------------

INSURANCE -- 7.1%
--------------------------------------------------------------------------------
     415,000   American Equity Investment
               Life Holding Co.                                  $    5,951,100
--------------------------------------------------------------------------------
     190,000   AmerUs Group Co.                                      11,445,600
--------------------------------------------------------------------------------
     850,000   Aspen Insurance Holdings Ltd.                         20,961,000
--------------------------------------------------------------------------------
     175,000   Delphi Financial Group, Inc. Cl A                      9,035,250
--------------------------------------------------------------------------------
     275,000   Direct General Corp.                                   4,677,750
--------------------------------------------------------------------------------
     735,000   HCC Insurance Holdings, Inc.                          25,578,000
--------------------------------------------------------------------------------
     275,000   Hilb Rogal & Hobbs Co.                                11,335,500
--------------------------------------------------------------------------------
     180,000   Horace Mann Educators Corp.                            3,384,000
--------------------------------------------------------------------------------
     665,000   National Atlantic Holdings
               Corp. Cl A(1)(2)                                       6,749,750
--------------------------------------------------------------------------------
     445,000   Phoenix Companies Inc.                                 7,253,500
--------------------------------------------------------------------------------
     785,000   Platinum Underwriters
               Holdings                                              22,843,500
--------------------------------------------------------------------------------
      85,000   ProAssurance Corp.(1)                                  4,420,000
--------------------------------------------------------------------------------
     230,000   Protective Life Corporation                           11,440,200
--------------------------------------------------------------------------------
     420,000   Scottish Re Group Ltd.                                10,420,200
--------------------------------------------------------------------------------
     210,000   United Fire & Casualty Co.                             6,909,000
--------------------------------------------------------------------------------
                                                                    162,404,350
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL -- 0.2%
--------------------------------------------------------------------------------
     190,000   J Jill Group Inc. (The)(1)                             4,542,900
--------------------------------------------------------------------------------

IT SERVICES -- 2.6%
--------------------------------------------------------------------------------
     420,000   Covansys Corp.(1)                                      7,219,800
--------------------------------------------------------------------------------
     195,000   Gevity HR, Inc.                                        4,769,700
--------------------------------------------------------------------------------
     325,000   MAXIMUS, Inc.                                         11,693,500
--------------------------------------------------------------------------------
     440,000   MoneyGram International Inc.                          13,516,800
--------------------------------------------------------------------------------
   1,450,000   Perot Systems Corp. Cl A(1)                           22,562,000
--------------------------------------------------------------------------------
                                                                     59,761,800
--------------------------------------------------------------------------------

MACHINERY -- 5.3%
--------------------------------------------------------------------------------
     685,000   AGCO Corp.(1)                                         14,206,900
--------------------------------------------------------------------------------
     110,000   Albany International Corp.                             4,189,900
--------------------------------------------------------------------------------
     625,000   Briggs & Stratton Corp.                               22,106,250
--------------------------------------------------------------------------------
     275,000   Crane Co.                                             11,277,750
--------------------------------------------------------------------------------
     285,000   Kadant Inc.(1)                                         6,469,500
--------------------------------------------------------------------------------
     470,000   Kaydon Corporation                                    18,969,200
--------------------------------------------------------------------------------
     260,000   Kennametal Inc.                                       15,896,400
--------------------------------------------------------------------------------
     230,000   Mueller Industries Inc.                                8,208,700
--------------------------------------------------------------------------------
     110,000   Pentair, Inc.                                          4,482,500
--------------------------------------------------------------------------------
     455,000   Timken Co.                                            14,682,850
--------------------------------------------------------------------------------
                                                                    120,489,950
--------------------------------------------------------------------------------

MARINE -- 0.3%
--------------------------------------------------------------------------------
     165,000   Alexander & Baldwin, Inc.                              7,867,200
--------------------------------------------------------------------------------

MEDIA -- 1.7%
--------------------------------------------------------------------------------
     145,000   ADVO, Inc.                                             4,640,000
--------------------------------------------------------------------------------
     490,000   Hearst-Argyle Television, Inc.                        11,446,400
--------------------------------------------------------------------------------
     950,000   Journal Communications Inc.                           11,780,000
--------------------------------------------------------------------------------
     395,000   Valassis Communications, Inc.(1)                      11,601,150
--------------------------------------------------------------------------------
                                                                     39,467,550
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

METALS & MINING -- 1.8%
--------------------------------------------------------------------------------
     140,000   Compass Minerals
               International Inc.                                $    3,498,600
--------------------------------------------------------------------------------
     245,000   Gibraltar Industries Inc.                              7,217,700
--------------------------------------------------------------------------------
      50,000   Quanex Corporation                                     3,331,500
--------------------------------------------------------------------------------
      40,000   Reliance Steel &
               Aluminum Company                                       3,756,800
--------------------------------------------------------------------------------
     215,000   Schnitzer Steel
               Industries, Inc. Cl A                                  9,212,750
--------------------------------------------------------------------------------
     190,000   Steel Technologies Inc.                                4,617,000
--------------------------------------------------------------------------------
     470,000   Worthington Industries, Inc.                           9,428,200
--------------------------------------------------------------------------------
                                                                     41,062,550
--------------------------------------------------------------------------------

MULTI-FAMILY RESIDENTIAL -- 0.2%
--------------------------------------------------------------------------------
      80,000   BRE Properties, Inc.                                   4,480,000
--------------------------------------------------------------------------------

MULTI-UTILITIES -- 0.5%
--------------------------------------------------------------------------------
     535,000   Puget Energy Inc.                                     11,331,300
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.8%
--------------------------------------------------------------------------------
     695,000   Fred's, Inc.                                           9,215,700
--------------------------------------------------------------------------------
     395,000   Tuesday Morning Corp.                                  9,120,550
--------------------------------------------------------------------------------
                                                                     18,336,250
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 4.3%
--------------------------------------------------------------------------------
     505,000   Alpha Natural Resources, Inc.(1)                      11,685,700
--------------------------------------------------------------------------------
     498,142   Arlington Tankers Ltd.                                11,457,264
--------------------------------------------------------------------------------
     515,000   Cimarex Energy Co.                                    22,278,900
--------------------------------------------------------------------------------
   1,015,000   Double Hull Tankers Inc.                              13,448,750
--------------------------------------------------------------------------------
     145,000   Encore Acquisition Co.(1)                              4,495,000
--------------------------------------------------------------------------------
     125,000   Forest Oil Corporation(1)                              4,647,500
--------------------------------------------------------------------------------
     120,000   Plains Exploration &
               Production Co.(1)                                      4,636,800
--------------------------------------------------------------------------------
     215,000   Remington Oil & Gas Corp.(1)                           9,292,300
--------------------------------------------------------------------------------
     275,000   St. Mary Land & Exploration Co.                       11,228,250
--------------------------------------------------------------------------------
     100,000   Stone Energy Corp.(1)                                  4,413,000
--------------------------------------------------------------------------------
                                                                     97,583,464
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 0.7%
--------------------------------------------------------------------------------
     385,000   Glatfelter                                             7,057,050
--------------------------------------------------------------------------------
     240,000   Neenah Paper Inc.                                      7,860,000
--------------------------------------------------------------------------------
                                                                     14,917,050
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 1.3%
--------------------------------------------------------------------------------
     265,000   Kos Pharmaceuticals, Inc.(1)                          12,659,050
--------------------------------------------------------------------------------
     250,000   Par Pharmaceutical
               Companies Inc.(1)                                      7,045,000
--------------------------------------------------------------------------------
     575,000   Perrigo Co.                                            9,378,250
--------------------------------------------------------------------------------
                                                                     29,082,300
--------------------------------------------------------------------------------

REAL ESTATE -- 4.5%
--------------------------------------------------------------------------------
     765,000   American Financial
               Realty Trust                                           8,912,250
--------------------------------------------------------------------------------
     375,000   Annaly Mortgage
               Management Inc.                                        4,552,500
--------------------------------------------------------------------------------
     490,000   Commercial Net Lease Realty                           11,417,000
--------------------------------------------------------------------------------
     655,000   Getty Realty Corp.                                    19,060,500
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
24

Small Cap Value - Schedule of Investments

MARCH 31, 2006

Shares                                                                Value
--------------------------------------------------------------------------------

     340,000   Healthcare Realty Trust Inc.                       $  12,709,200
--------------------------------------------------------------------------------
     695,000   Highland Hospitality Corp.                             8,833,450
--------------------------------------------------------------------------------
     385,000   Lexington Corporate
               Properties Trust                                       8,027,250
--------------------------------------------------------------------------------
     245,000   Liberty Property Trust                                11,554,200
--------------------------------------------------------------------------------
     145,000   Mack-Cali Realty Corp.                                 6,960,000
--------------------------------------------------------------------------------
     470,000   Realty Income Corp.                                   11,378,700
--------------------------------------------------------------------------------
                                                                    103,405,050
--------------------------------------------------------------------------------

ROAD & RAIL -- 1.2%
--------------------------------------------------------------------------------
     170,000   Arkansas Best Corporation                              6,650,400
--------------------------------------------------------------------------------
     315,000   Heartland Express, Inc.                                6,863,850
--------------------------------------------------------------------------------
     770,000   Werner Enterprises Inc.                               14,144,900
--------------------------------------------------------------------------------
                                                                     27,659,150
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 2.0%
--------------------------------------------------------------------------------
     680,000   Mattson Technology Inc.(1)                             8,160,000
--------------------------------------------------------------------------------
     645,000   ON Semiconductor Corp.(1)                              4,682,700
--------------------------------------------------------------------------------
     270,000   Rudolph Technologies Inc.(1)                           4,603,500
--------------------------------------------------------------------------------
      17,061   Silicon Image, Inc.(1)                                   175,899
--------------------------------------------------------------------------------
     675,000   Skyworks Solutions, Inc.(1)                            4,583,250
--------------------------------------------------------------------------------
     415,000   Varian Semiconductor
               Equipment Associates, Inc.(1)                         11,653,200
--------------------------------------------------------------------------------
     510,000   Veeco Instruments Inc.(1)                             11,908,500
--------------------------------------------------------------------------------
                                                                     45,767,049
--------------------------------------------------------------------------------

SOFTWARE -- 4.9%
--------------------------------------------------------------------------------
   1,005,000   Dendrite International, Inc.(1)                       13,718,250
--------------------------------------------------------------------------------
     310,000   Jack Henry & Associates Inc.                           7,089,700
--------------------------------------------------------------------------------
   1,280,000   Parametric Technology Corp.(1)                        20,902,400
--------------------------------------------------------------------------------
   2,125,000   Sybase, Inc.(1)                                       44,880,000
--------------------------------------------------------------------------------
     315,000   Synopsys, Inc.(1)                                      7,040,250
--------------------------------------------------------------------------------
     770,000   TIBCO Software Inc.(1)                                 6,437,200
--------------------------------------------------------------------------------
   1,100,000   Ulticom, Inc.(1)                                      11,825,000
--------------------------------------------------------------------------------
                                                                    111,892,800
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 3.4%
--------------------------------------------------------------------------------
     535,000   Borders Group Inc.                                    13,503,400
--------------------------------------------------------------------------------
      75,000   Burlington Coat Factory
               Warehouse Corp.                                        3,408,750
--------------------------------------------------------------------------------
     280,000   Christopher & Banks
               Corporation                                            6,498,800
--------------------------------------------------------------------------------
     625,000   Hot Topic, Inc.(1)                                     9,062,500
--------------------------------------------------------------------------------
     205,000   Pacific Sunwear of California(1)                       4,542,800
--------------------------------------------------------------------------------
     285,000   PETCO Animal Supplies Inc.(1)                          6,717,450
--------------------------------------------------------------------------------
     560,000   Pier 1 Imports, Inc.                                   6,501,600
--------------------------------------------------------------------------------
     500,000   Talbots Inc.                                          13,435,000
--------------------------------------------------------------------------------
     475,000   Zale Corp.(1)                                         13,314,250
--------------------------------------------------------------------------------
                                                                     76,984,550
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 1.6%
--------------------------------------------------------------------------------
     125,000   Columbia Sportswear Co.(1)                        $    6,666,250
--------------------------------------------------------------------------------
     115,000   Kellwood Co.                                           3,609,850
--------------------------------------------------------------------------------
     480,000   Kenneth Cole Productions Inc.                         13,296,000
--------------------------------------------------------------------------------
     635,000   Wolverine World Wide, Inc.                            14,052,550
--------------------------------------------------------------------------------
                                                                     37,624,650
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 2.6%
--------------------------------------------------------------------------------
     450,000   Flagstar Bancorp Inc.                                  6,795,000
--------------------------------------------------------------------------------
     155,000   MAF Bancorp Inc.                                       6,784,350
--------------------------------------------------------------------------------
     125,000   PMI Group, Inc. (The)                                  5,740,000
--------------------------------------------------------------------------------
     245,000   Triad Guaranty Inc.(1)                                11,490,500
--------------------------------------------------------------------------------
     993,456   Washington Federal, Inc.                              24,041,635
--------------------------------------------------------------------------------
      95,000   Webster Financial Corp.                                4,603,700
--------------------------------------------------------------------------------
                                                                     59,455,185
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS -- 0.2%
--------------------------------------------------------------------------------
     210,000   UAP Holding Corp.                                      4,515,000
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $1,838,550,347)                                             2,197,491,647
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 3.2%

Repurchase Agreement, Credit Suisse
First Boston, Inc., (collateralized by
various U.S. Treasury obligations, 6.50%,
11/15/26, valued at $2,444,528),
in a joint trading account  at 4.45%,
dated 3/31/06, due 4/3/06
(Delivery value $2,400,890)                                           2,400,000
--------------------------------------------------------------------------------

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by
various U.S. Treasury obligations,
4.50%, 2/15/16, valued at $73,204,831),
in a joint trading account
at 4.45%, dated 3/31/06, due 4/3/06
(Delivery value $71,826,626)                                         71,800,000
--------------------------------------------------------------------------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $74,200,000)                                                   74,200,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.5%
(Cost $1,912,750,347)                                             2,271,691,647
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 0.5%                                 12,337,531
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                       $2,284,029,178
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

(2) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
25

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of

                                                                     (continued)

------
26

Shareholder Fee Examples (Unaudited)

investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                        BEGINNING        ENDING      DURING PERIOD*  ANNUALIZED
                      ACCOUNT VALUE  ACCOUNT VALUE     10/1/05 -      EXPENSE
                         10/1/05        3/31/06         3/31/06        RATIO*
--------------------------------------------------------------------------------
EQUITY INCOME SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------

ACTUAL:
--------------------------------------------------------------------------------
Investor Class            $1,000       $1,051.00        $5.01          0.98%
--------------------------------------------------------------------------------
Institutional Class       $1,000       $1,052.00        $3.99          0.78%
--------------------------------------------------------------------------------
Advisor Class             $1,000       $1,049.70        $6.29          1.23%
--------------------------------------------------------------------------------
C Class                   $1,000       $1,045.80       $10.10          1.98%
--------------------------------------------------------------------------------
R Class                   $1,000       $1,047.20        $7.55          1.48%
--------------------------------------------------------------------------------
HYPOTHETICAL:
--------------------------------------------------------------------------------
Investor Class            $1,000       $1,020.04        $4.94          0.98%
--------------------------------------------------------------------------------
Institutional Class       $1,000       $1,021.04        $3.93          0.78%
--------------------------------------------------------------------------------
Advisor Class             $1,000       $1,018.80        $6.19          1.23%
--------------------------------------------------------------------------------
C Class                   $1,000       $1,015.06        $9.95          1.98%
--------------------------------------------------------------------------------
R Class                   $1,000       $1,017.55        $7.44          1.48%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

                                                                     (continued)

------
27

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                        BEGINNING        ENDING      DURING PERIOD*  ANNUALIZED
                      ACCOUNT VALUE  ACCOUNT VALUE     10/1/05 -      EXPENSE
                         10/1/05        3/31/06         3/31/06        RATIO*
--------------------------------------------------------------------------------
MID CAP VALUE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL:
--------------------------------------------------------------------------------
Investor Class            $1,000       $1,107.70        $5.25          1.00%
--------------------------------------------------------------------------------
Institutional Class       $1,000       $1,108.70        $4.21          0.80%
--------------------------------------------------------------------------------
Advisor Class             $1,000       $1,106.30        $6.56          1.25%
--------------------------------------------------------------------------------
R Class                   $1,000       $1,104.10        $7.87          1.50%
--------------------------------------------------------------------------------
HYPOTHETICAL:
--------------------------------------------------------------------------------
Investor Class            $1,000       $1,019.95        $5.04          1.00%
--------------------------------------------------------------------------------
Institutional Class       $1,000       $1,020.94        $4.03          0.80%
--------------------------------------------------------------------------------
Advisor Class             $1,000       $1,018.70        $6.29          1.25%
--------------------------------------------------------------------------------
R Class                   $1,000       $1,017.45        $7.54          1.50%
--------------------------------------------------------------------------------
SMALL CAP VALUE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL:
--------------------------------------------------------------------------------
Investor Class            $1,000       $1,099.90        $6.54          1.25%
--------------------------------------------------------------------------------
Institutional Class       $1,000       $1,100.80        $5.50          1.05%
--------------------------------------------------------------------------------
Advisor Class             $1,000       $1,098.80        $7.85          1.50%
--------------------------------------------------------------------------------
C Class                   $1,000       $1,094.60       $11.75          2.25%
--------------------------------------------------------------------------------
HYPOTHETICAL:
--------------------------------------------------------------------------------
Investor Class            $1,000       $1,018.70        $6.29          1.25%
--------------------------------------------------------------------------------
Institutional Class       $1,000       $1,019.70        $5.29          1.05%
--------------------------------------------------------------------------------
Advisor Class             $1,000       $1,017.45        $7.54          1.50%
--------------------------------------------------------------------------------
C Class                   $1,000       $1,013.71       $11.30          2.25%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
28

Statement of Assets and Liabilities

MARCH 31, 2006

----------------------------------------------------------------------------------------------
                                              EQUITY INCOME   MID CAP VALUE   SMALL CAP VALUE
----------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------
Investment securities -- unaffiliated,
at value (cost of $4,620,090,594,
$132,493,348 and $1,895,886,941,
respectively)                                $4,992,997,243    $137,973,000    $2,256,504,397
------------------------------------------
Investment securities -- affiliated,
at value (cost of $77,442,351,
$-- and $16,863,406, respectively)               84,086,981              --        15,187,250
----------------------------------------------------------------------------------------------
Total investment securities,
at value (cost of $4,697,532,945,
$132,493,348 and $1,912,750,347,
respectively)                                 5,077,084,224     137,973,000     2,271,691,647
------------------------------------------
Cash                                                     --         279,731                --
------------------------------------------
Receivable for investments sold                  74,592,190       2,368,760        33,407,364
------------------------------------------
Receivable for capital shares sold                1,616,664          44,581           407,421
------------------------------------------
Dividends and interest receivable                14,118,399         204,014         2,053,090
----------------------------------------------------------------------------------------------
                                              5,167,411,477     140,870,086     2,307,559,522
----------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------
Disbursements in excess of
demand deposit cash                               5,941,921              --         2,000,046
------------------------------------------
Payable for investments purchased                32,476,013       6,776,790        19,119,380
------------------------------------------
Payable for forward foreign
currency exchange contracts                         601,439           8,698                --
------------------------------------------
Payable for capital shares redeemed                 125,091              --                --
------------------------------------------
Accrued management fees                           4,000,283         106,215         2,219,770
------------------------------------------
Distribution fees payable                           266,000           1,626            96,354
------------------------------------------
Service fees (and distribution
fees R Class) payable                               213,608           1,615            94,794
----------------------------------------------------------------------------------------------
                                                 43,624,355       6,894,944        23,530,344
----------------------------------------------------------------------------------------------

NET ASSETS                                   $5,123,787,122    $133,975,142    $2,284,029,178
==============================================================================================

See Notes to Financial Statements.                                   (continued)

------
29

Statement of Assets and Liabilities

MARCH 31, 2006

---------------------------------------------------------------------------------------------------
                                                    EQUITY INCOME   MID CAP VALUE  SMALL CAP VALUE
---------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Capital (par value and paid-in surplus)            $4,659,895,114    $124,319,529   $1,832,938,164
-------------------------------------------------
Accumulated undistributed
net investment income (loss)                            4,737,808         119,392           11,806
-------------------------------------------------
Undistributed net realized gain
on investment and  foreign
currency transactions                                  80,204,360       4,065,267       92,137,908
-------------------------------------------------
Net unrealized appreciation on
investments and translation
of assets and liabilities
in foreign currencies                                 378,949,840       5,470,954      358,941,300
---------------------------------------------------------------------------------------------------
                                                   $5,123,787,122    $133,975,142   $2,284,029,178
===================================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
---------------------------------------------------------------------------------------------------
Net assets                                         $3,715,366,260    $115,262,421   $1,390,023,819
-------------------------------------------------
Shares outstanding                                    458,379,292       9,529,268      132,970,144
-------------------------------------------------
Net asset value per share                                   $8.11          $12.10           $10.45
---------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
---------------------------------------------------------------------------------------------------
Net assets                                           $382,908,549     $10,510,409     $435,326,589
-------------------------------------------------
Shares outstanding                                     47,228,040         868,722       41,583,625
-------------------------------------------------
Net asset value per share                                   $8.11          $12.10           $10.47
---------------------------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
---------------------------------------------------------------------------------------------------
Net assets                                           $902,749,013      $8,175,414     $455,000,804
-------------------------------------------------
Shares outstanding                                    111,366,942         675,876       43,559,711
-------------------------------------------------
Net asset value per share                                   $8.11          $12.10           $10.45
---------------------------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
---------------------------------------------------------------------------------------------------
Net assets                                            $98,480,506             N/A       $3,677,966
-------------------------------------------------
Shares outstanding                                     12,147,632             N/A          363,406
-------------------------------------------------
Net asset value per share                                   $8.11             N/A           $10.12
---------------------------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
---------------------------------------------------------------------------------------------------
Net assets                                            $24,282,794         $26,898               --
-------------------------------------------------
Shares outstanding                                      3,000,891           2,224               --
-------------------------------------------------
Net asset value per share                                   $8.09          $12.09               --
---------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------
30

Statement of Operations

YEAR ENDED MARCH 31, 2006

-------------------------------------------------------------------------------------------------
                                                EQUITY INCOME   MID CAP VALUE   SMALL CAP VALUE
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------
INCOME:
---------------------------------------------
Dividends (including $8,762,473, $--,
and $1,682,117 from  affiliates,
respectively, and net of foreign taxes
withheld of  $509,849, $3,115 and
$--, respectively)                               $150,115,289    $  2,487,870     $  35,120,595
---------------------------------------------

Interest                                           28,136,508         128,895         3,475,675
-------------------------------------------------------------------------------------------------
                                                  178,251,797       2,616,765        38,596,270
-------------------------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------
Management fees                                    46,351,964         917,499        24,513,482
---------------------------------------------
Distribution fees:
---------------------------------------------
  Advisor Class                                     2,273,471           8,371         1,015,640
---------------------------------------------
  C Class                                             666,274              --            26,465
---------------------------------------------
Service fees:
---------------------------------------------
  Advisor Class                                     2,273,471           8,371         1,015,640
---------------------------------------------
  C Class                                             222,091              --             8,822
---------------------------------------------
Service and distribution fees -- R Class               73,524              83                --
---------------------------------------------
Directors' fees and expenses                          108,973           1,453            45,807
---------------------------------------------
Other expenses                                         62,044             330            11,153
-------------------------------------------------------------------------------------------------
                                                   52,031,812         936,107        26,637,009
-------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                             126,219,985       1,680,658        11,959,261
-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
---------------------------------------------
Investment transactions (including
$5,490,660, $--, and $(323,295)
from affiliates, respectively)                    182,186,984      10,180,001       286,362,584
---------------------------------------------
Foreign currency transactions                      13,671,087         120,972                --
-------------------------------------------------------------------------------------------------
                                                  195,858,071      10,300,973       286,362,584
-------------------------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
---------------------------------------------
Investments                                        30,528,237       3,679,726        54,783,454
---------------------------------------------
Translation of assets and liabilities
in foreign currencies                                 472,560          (4,942)               --
-------------------------------------------------------------------------------------------------
                                                   31,000,797       3,674,784        54,783,454
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)           226,858,868      13,975,757       341,146,038
-------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $353,078,853     $15,656,415      $353,105,299
=================================================================================================

See Notes to Financial Statements.

------
31

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2006 AND MARCH 31, 2005
------------------------------------------------------------------------------------------------------------
                                                  EQUITY INCOME                          MID CAP VALUE
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS            2006              2005                  2006           2005
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income                    $  126,219,985   $   88,590,980        $  1,680,658   $   242,667
---------------------------------------
Net realized gain (loss)                    195,858,071      210,910,510          10,300,973     2,835,903
---------------------------------------
Change in net unrealized
appreciation (depreciation)                  31,000,797       56,147,197           3,674,784     1,792,404
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                   353,078,853      355,648,687          15,656,415     4,870,974
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
From net investment income:
---------------------------------------
  Investor Class                            (83,854,848)     (61,904,760)         (1,370,720)    (130,746)
---------------------------------------
  Institutional Class                        (8,768,725)      (5,086,045)           (193,911)     (34,287)
---------------------------------------
  Advisor Class                             (18,424,499)     (12,359,454)            (46,170)         (73)
---------------------------------------
  C Class                                    (1,157,833)        (665,086)                 --           --
---------------------------------------
  R Class                                      (295,018)         (35,832)               (130)          --
---------------------------------------
From net realized gains:
---------------------------------------
  Investor Class                           (152,170,341)    (142,378,053)         (7,182,643)    (633,295)
---------------------------------------
  Institutional Class                       (14,179,871)     (11,131,604)           (791,767)    (176,133)
---------------------------------------
  Advisor Class                             (38,341,620)     (34,860,778)           (313,785)          --
---------------------------------------
  C Class                                    (3,889,372)      (2,736,854)                 --           --
---------------------------------------
  R Class                                      (738,981)        (136,511)             (1,882)          --
------------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                         (321,821,108)    (271,294,977)         (9,901,008)    (974,534)
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                          710,003,537    1,366,352,921          77,022,146    45,682,314
------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS       741,261,282    1,450,706,631          82,777,553    49,578,754
============================================================================================================
NET ASSETS
------------------------------------------------------------------------------------------------------------
Beginning of period                       4,382,525,840    2,931,819,209          51,197,589     1,618,835
------------------------------------------------------------------------------------------------------------
End of period                            $5,123,787,122   $4,382,525,840        $133,975,142   $51,197,589
============================================================================================================

Accumulated undistributed
net investment income (loss)                 $4,737,808      $(3,440,794)           $119,392        $8,200
============================================================================================================

See Notes to Financial Statements.                                   (continued)

------
32

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2006 AND MARCH 31, 2005
--------------------------------------------------------------------------------
                                                        SMALL CAP VALUE
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                   2006               2005
--------------------------------------------------------------------------------
OPERATIONS

Net investment income                        $   11,959,261     $    5,317,972

----------------------------------------
Net realized gain (loss)                        286,362,584        227,943,321
----------------------------------------
Change in net unrealized
appreciation (depreciation)                      54,783,454         24,305,291
--------------------------------------------------------------------------------
Net increase (decrease) in
net assets resulting
from operations                                 353,105,299        257,566,584
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:
----------------------------------------
  Investor Class                                 (8,075,787)        (3,233,600)
----------------------------------------
  Institutional Class                            (3,220,003)        (1,248,416)
----------------------------------------
  Advisor Class                                  (1,441,212)          (575,649)
----------------------------------------
From net realized gains:
----------------------------------------
  Investor Class                               (162,609,222)      (110,088,852)
----------------------------------------
  Institutional Class                           (49,001,133)       (23,343,195)
----------------------------------------
  Advisor Class                                 (50,500,601)       (53,087,774)
----------------------------------------
  C Class                                          (448,869)          (337,470)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                             (275,296,827)      (191,914,956)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                               11,263,917        472,049,303
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS            89,072,389        537,700,931
================================================================================
NET ASSETS

Beginning of period                           2,194,956,789      1,657,255,858
--------------------------------------------------------------------------------
End of period                                $2,284,029,178     $2,194,956,789
================================================================================

Accumulated undistributed
net investment income (loss)                        $11,806           $339,467
================================================================================

See Notes to Financial Statements.

------
33

Notes to Financial Statements

MARCH 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Equity Income Fund (Equity Income), Mid
Cap Value Fund (Mid Cap Value) and Small Cap Value Fund (Small Cap Value)
(collectively, the funds) are three funds in a series issued by the corporation.
The funds are diversified under the 1940 Act. Equity Income's investment objective is the production of current income; capital appreciation is a secondary objective. Equity Income pursues its investment objective by investing in securities of companies with a favorable income-paying history that have prospects for income payments to continue or increase. Mid Cap Value and Small
Cap Value's investment objective is long-term capital growth. The production of income is a secondary objective. Mid Cap Value seeks to achieve its investment objective by investing in stocks of mid-sized market capitalization companies that management believes to be undervalued at the time of purchase. Small Cap
Value seeks to achieve its investment objective by investing in stocks of smaller market capitalization companies that management believes to be undervalued at the time of purchase. The following is a summary of the funds'
significant accounting policies.

MULTIPLE CLASS -- Equity Income is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the C Class, and the R Class. Mid Cap
Value is authorized to issue the Investor Class, the Institutional Class, the
Advisor Class, and the R Class. Small Cap Value is authorized to issue the
Investor Class, the Institutional Class, the Advisor Class, and the C Class. The
C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.
Sale of Mid Cap Value's Institutional Class, Advisor Class, and R Class
commenced on August 2, 2004, January 13, 2005, and July 29, 2005, respectively.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital and capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered notaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES AND OPTIONS CONTRACTS -- The funds may enter into futures contracts and purchase put options in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts and options is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Options purchased by the funds are accounted for in the same manner as marketable portfolio securities.
The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put options.

                                                                     (continued)

------
34

Notes to Financial Statements

MARCH 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

EQUITY-LINKED DEBT AND LINKED-EQUITY SECURITIES -- The funds may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities' appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity.

EXCHANGE TRADED FUNDS -- The funds may invest in exchange traded funds (ETFs).
ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

                                                                     (continued)

------
35

Notes to Financial Statements

MARCH 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of Equity Income is as follows:

--------------------------------------------------------------------------------
                         INVESTOR, C & R      INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $2.5 billion            1.00%               0.80%              0.75%
--------------------------------------------------------------------------------
Next $2.5 billion             0.95%               0.75%              0.70%
--------------------------------------------------------------------------------
Next $5 billion               0.90%               0.70%              0.65%
--------------------------------------------------------------------------------
Next $5 billion               0.85%               0.65%              0.60%
--------------------------------------------------------------------------------
Over $15 billion              0.80%               0.60%              0.55%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Mid Cap Value is 1.00%,
0.80%, 0.75% and 1.00% for the Investor Class, Institutional Class, Advisor
Class and R Class, respectively.

The annual management fee schedule for each class of Small Cap Value is as follows:

--------------------------------------------------------------------------------
                           INVESTOR & C       INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $2.5 billion            1.25%               1.05%              1.00%
--------------------------------------------------------------------------------
Over $2.5 billion             1.00%               0.80%              0.75%
--------------------------------------------------------------------------------

                                                                     (continued)

------
36

Notes to Financial Statements

MARCH 31, 2006

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The effective annual management fee for each class of the funds for the year ended March 31, 2006 was as follows:

--------------------------------------------------------------------------------
                         EQUITY             MID CAP              SMALL CAP
                         INCOME               VALUE                VALUE
--------------------------------------------------------------------------------
Investor                  0.98%               1.00%                1.25%
--------------------------------------------------------------------------------
Institutional             0.78%               0.80%                1.05%
--------------------------------------------------------------------------------
Advisor                   0.73%               0.75%                1.00%
--------------------------------------------------------------------------------
C                         0.98%                N/A                 1.25%
--------------------------------------------------------------------------------
R                         0.98%               1.00%                 N/A
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the C Class and R Class (collectively with the Advisor
Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:
--------------------------------------------------------------------------------
                                ADVISOR                         C
--------------------------------------------------------------------------------
Distribution Fee                 0.25%                        0.75%
--------------------------------------------------------------------------------
Service Fee                      0.25%                        0.25%
--------------------------------------------------------------------------------

The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class and R Class shares. Fees incurred under the plans during the year ended March 31, 2006, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The funds have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

 3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
March 31, 2006, were as follows:
--------------------------------------------------------------------------------
                             EQUITY INCOME     MID CAP VALUE    SMALL CAP VALUE
--------------------------------------------------------------------------------
Purchases                   $7,366,119,919     $276,678,443     $2,236,757,557
--------------------------------------------------------------------------------
Proceeds from sales         $7,127,944,593     $208,810,046     $2,501,660,113
--------------------------------------------------------------------------------

For the year ended March 31, 2006, Small Cap Value incurred net realized gains of $22,556,553 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

                                                                     (continued)

------
37

Notes to Financial Statements

MARCH 31, 2006

 4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

-----------------------------------------------------------------------------------------------------------------
                                  EQUITY INCOME                  MID CAP VALUE              SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------
                             SHARES          AMOUNT         SHARES        AMOUNT        SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------------
YEAR ENDED
MARCH 31, 2006
SHARES AUTHORIZED        1,360,000,000                    30,000,000                 300,000,000
=================================================================================================================
Sold                       171,802,491   $1,384,554,594    7,635,132   $89,923,030    28,393,541    $292,128,590
-----------------------
Issued in reinvestment
of distributions            26,822,073      213,652,683      718,807     8,210,140    16,823,218     165,149,361
-----------------------
Redeemed                  (148,787,938)  (1,196,318,671)  (2,538,965)  (29,737,761)  (36,584,968)   (376,353,337)
-----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)                  49,836,626   $  401,888,606    5,814,974   $68,395,409     8,631,791   $  80,924,614
=================================================================================================================
YEAR ENDED
MARCH 31, 2005
SHARES AUTHORIZED          900,000,000                    50,000,000                 400,000,000
=================================================================================================================
Sold                       167,811,601   $1,347,317,399    4,702,558   $49,335,395    42,062,235    $418,877,485
-----------------------
Issued in reinvestment
of distributions            23,599,775      187,336,280       68,605       737,185    11,139,507     109,369,084
-----------------------
Redeemed                   (69,458,357)    (556,679,908)  (1,218,376)  (12,635,133)  (37,020,416)   (367,679,012)
-----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)                 121,953,019   $  977,973,771    3,552,787   $37,437,447    16,181,326    $160,567,557
=================================================================================================================
INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------------
YEAR ENDED
MARCH 31, 2006
SHARES AUTHORIZED          125,000,000                     5,000,000                 100,000,000
=================================================================================================================
Sold                        23,507,114     $189,034,516      330,484    $3,868,491    15,705,266    $159,937,043
-----------------------
Issued in reinvestment
of distributions             2,725,316       21,731,112       86,159       985,678     4,338,137      42,704,993
-----------------------
Redeemed                   (10,931,543)     (88,139,550)    (261,456)   (3,081,043)   (9,673,168)    (99,793,090)
-----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)                  15,300,887     $122,626,078      155,187    $1,773,126    10,370,235    $102,848,946
=================================================================================================================
YEAR ENDED
MARCH 31, 2005(1)
SHARES AUTHORIZED           75,000,000                    50,000,000                   70,000,000
=================================================================================================================
Sold                        13,341,556     $107,567,577      975,767   $10,100,171    15,234,122    $152,797,121
-----------------------
Issued in reinvestment
of distributions             1,882,525       14,942,521       19,490       210,420     2,294,384      22,588,098
-----------------------
Redeemed                    (6,662,914)     (53,093,869)    (281,722)   (3,112,720)   (3,882,368)    (38,430,565)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)      8,561,167     $ 69,416,229      713,535   $ 7,197,871    13,646,138    $136,954,654
=================================================================================================================

(1) August 2, 2004 (commencement of sale) through
    March 31, 2005 for Mid Cap Value.

                                                                     (continued)

------
38

Notes to Financial Statements

MARCH 31, 2006

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

-------------------------------------------------------------------------------------------------------------
                                EQUITY INCOME                 MID CAP VALUE             SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------
                            SHARES        AMOUNT          SHARES       AMOUNT       SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------
YEAR ENDED
MARCH 31, 2006
SHARES AUTHORIZED         300,000,000                   5,000,000                125,000,000
=============================================================================================================
Sold                       59,463,948   $479,566,149      603,260   $7,082,159    13,958,079   $ 143,931,966
------------------------
Issued in reinvestment
of distributions            6,827,093     54,336,930       31,535      359,904     5,291,461      51,834,734
------------------------
Redeemed                  (49,943,414)  (400,923,868)     (52,258)    (615,466)  (37,753,104)   (368,360,957)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)    16,347,627   $132,979,211      582,537   $6,826,597   (18,503,564)  $(172,594,257)
=============================================================================================================
YEAR ENDED
MARCH 31, 2005(1)
SHARES AUTHORIZED         250,000,000                  50,000,000                160,000,000
=============================================================================================================
Sold                       54,037,706   $433,202,029       93,333   $1,046,923    26,480,384    $263,923,162
------------------------
Issued in reinvestment
of distributions            5,160,994     40,909,216            6           73     5,055,107      49,561,609
------------------------
Redeemed                  (22,479,193)  (180,448,114)          --           --   (13,966,603)   (138,596,170)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)    36,719,507   $293,663,131       93,339   $1,046,996    17,568,888    $174,888,601
=============================================================================================================
C CLASS
-------------------------------------------------------------------------------------------------------------
YEAR ENDED
MARCH 31, 2006
SHARES AUTHORIZED          30,000,000                          N/A                 5,000,000
=============================================================================================================
Sold                        6,144,981    $49,571,104                                     947       $  10,069
------------------------
Issued in reinvestment
of distributions              578,541      4,591,659                                  38,391         363,949
------------------------
Redeemed                   (2,459,975)   (19,733,294)                                (29,079)       (289,404)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)     4,263,547    $34,429,469                                  10,259       $  84,614
=============================================================================================================
YEAR ENDED
MARCH 31, 2005
SHARES AUTHORIZED          20,000,000                          N/A                10,000,000
=============================================================================================================
Sold                        3,293,153    $26,416,567                                   3,424       $  32,698
------------------------
Issued in reinvestment
of distributions              388,010      3,066,479                                  27,772         266,060
------------------------
Redeemed                   (1,223,202)    (9,804,727)                                (65,900)       (660,267)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)     2,457,961    $19,678,319                                 (34,704)      $(361,509)
=============================================================================================================

(1) January 13, 2005 (commencement of sale) through
    March 31, 2005 for Mid Cap Value.

                                                                     (continued)

------
39

Notes to Financial Statements

MARCH 31, 2006

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

-----------------------------------------------------------------------------------------------
                                EQUITY INCOME            MID CAP VALUE        SMALL CAP VALUE
-----------------------------------------------------------------------------------------------
                           SHARES         AMOUNT       SHARES     AMOUNT      SHARES   AMOUNT
-----------------------------------------------------------------------------------------------
R CLASS
-----------------------------------------------------------------------------------------------
YEAR ENDED
MARCH 31, 2006(1)
SHARES AUTHORIZED          10,000,000                 5,000,000                 N/A
===============================================================================================
Sold                        2,621,357   $21,084,093       2,047    $25,002
------------------------
Issued in reinvestment
of distributions              128,311     1,017,717         177      2,012
------------------------
Redeemed                     (500,708)   (4,021,637)         --        --
-----------------------------------------------------------------------------------------------
Net increase (decrease)     2,248,960   $18,080,173       2,224    $27,014
===============================================================================================
YEAR ENDED
MARCH 31, 2005
SHARES AUTHORIZED          10,000,000                       N/A                 N/A
===============================================================================================
Sold                          757,666    $6,074,487
------------------------
Issued in reinvestment
of distributions               21,653       171,323
------------------------
Redeemed                      (77,391)     (624,339)
-----------------------------------------------------------------------------------------------
Net increase (decrease)       701,928    $5,621,471
===============================================================================================

(1) July 29, 2005 (commencement of sale) through
    March 31, 2006 for Mid Cap Value.

5. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the year ended March 31, 2006 follows:

--------------------------------------------------------------------------------------------------------------------
                    SHARE BALANCE   PURCHASE         SALES      REALIZED     DIVIDEND          MARCH 31, 2006
FUND/COMPANY           3/31/05        COST           COST         GAIN        INCOME    SHARE BALANCE  MARKET VALUE
--------------------------------------------------------------------------------------------------------------------
EQUITY INCOME
--------------------------------------------------------------------------------------------------------------------
Cascade Natural
Gas Corp.                558,691  $ 1,103,663    $ 1,921,110  $     3,935   $  501,615      522,391    $ 10,291,103
--------------------
Commerce
Bancshares, Inc.(1)    3,122,164   25,717,385     68,381,609    5,349,162    2,696,453    2,350,490     121,449,818
--------------------
IDACORP, Inc.(1)       1,858,278    7,128,409      8,190,944      173,580    2,451,274    1,842,978      59,933,645
--------------------
WGL Holdings Inc.      2,167,700   11,083,922      2,500,219      (36,017)   3,113,131    2,425,900      73,795,878
--------------------------------------------------------------------------------------------------------------------
                                  $45,033,379    $80,993,882   $5,490,660   $8,762,473                 $265,470,444
====================================================================================================================
SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------------------
Arlington
Tankers Ltd.(1)          530,000  $ 8,367,089     $9,599,188    $(321,943)  $1,285,067      498,142     $11,457,264
--------------------
National Atlantic
Holdings
Corp. Cl A(2)                --     7,821,003         89,284       (1,352)          --      665,000       6,749,750
--------------------
Patriot Capital
Funding, Inc.                --     9,131,687             --           --      397,050      675,000       8,437,500
--------------------------------------------------------------------------------------------------------------------
                                  $25,319,779     $9,688,472    $(323,295)  $1,682,117                  $26,644,514
====================================================================================================================

(1) Company was not an affiliate at March 31, 2006.

(2) Non-income producing.

                                                                     (continued)

------
40

Notes to Financial Statements

MARCH 31, 2006

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from $575,000,000 effective December 14, 2005. The funds may borrow money for temporary or  emergency purposes to fund shareholder redemptions.
Borrowings under the agreement bear interest at the Federal Funds rate plus
0.50%. The funds did not borrow from the line during the year ended March 31,
2006.

7. RISK FACTORS

Small Cap Value generally invests in smaller  companies which may be more volatile, and subject to greater short-term risk than those of larger companies.

8. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended March 31, 2006 and March 31, 2005 were as follows:

--------------------------------------------------------------------------------
                                 EQUITY INCOME               MID CAP VALUE
--------------------------------------------------------------------------------
                              2006           2005         2006          2005
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income           $210,127,493  $173,270,167   $9,442,153      $974,534
--------------------------------------------------------------------------------
Long-term capital gains   $111,693,615   $98,024,810     $458,855         --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           SMALL CAP VALUE
--------------------------------------------------------------------------------
                                                         2006          2005
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                                      $134,913,061  $124,523,803
--------------------------------------------------------------------------------
Long-term capital gains                              $140,383,766   $67,391,153
--------------------------------------------------------------------------------

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

                                                                     (continued)

------
41

Notes to Financial Statements

MARCH 31, 2006

8. FEDERAL TAX INFORMATION (CONTINUED)

As of March 31, 2006, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

------------------------------------------------------------------------------------------
                                          EQUITY INCOME   MID CAP VALUE   SMALL CAP VALUE
------------------------------------------------------------------------------------------
Federal tax cost of investments          $4,749,951,354   $134,618,898    $1,951,494,101
==========================================================================================
Gross tax appreciation of investments      $395,042,677     $5,563,250      $357,980,700
---------------------------------------
Gross tax depreciation of investments       (67,909,807)    (2,209,148)      (37,783,154)
------------------------------------------------------------------------------------------
Net tax appreciation
(depreciation) of investments              $327,132,870     $3,354,102      $320,197,546
==========================================================================================
Net tax appreciation (depreciation)
on derivatives and translation
of assets and liabilities
in foreign currencies                                --             --               (39)
------------------------------------------------------------------------------------------
Net tax appreciation (depreciation)        $327,132,870     $3,354,102      $320,197,507
==========================================================================================
Undistributed ordinary income               $75,050,225     $5,862,773       $57,600,215
---------------------------------------
Accumulated long-term gains                 $61,708,913       $440,022       $73,293,292
---------------------------------------
Currency loss deferral                               --        $(1,284)               --
------------------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and return of capital dividends.

The currency loss deferrals represent net foreign currency losses incurred in the five-month period ended March 31, 2006. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

9. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds hereby designate qualified dividend income for the fiscal year ended
March 31, 2006, as follows:
--------------------------------------------------------------------------------
          EQUITY INCOME          MID CAP VALUE           SMALL CAP VALUE
--------------------------------------------------------------------------------
          $110,594,419            $2,333,276               $30,896,485
--------------------------------------------------------------------------------

The funds hereby designate capital gain distributions for the fiscal year ended
March 31, 2006, as follows:
--------------------------------------------------------------------------------
          EQUITY INCOME          MID CAP VALUE           SMALL CAP VALUE
--------------------------------------------------------------------------------
          $111,693,615             $458,855               $140,383,766
--------------------------------------------------------------------------------

For corporate taxpayers, the following ordinary income distributions paid during the fiscal year ended March 31, 2006, qualify for the corporate dividends received deduction.
--------------------------------------------------------------------------------
          EQUITY INCOME          MID CAP VALUE           SMALL CAP VALUE
--------------------------------------------------------------------------------
          $154,065,175            $2,683,400               $41,616,795
--------------------------------------------------------------------------------

The funds hereby designate qualified short-term capital gains distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended March
31, 2006, as follows:
--------------------------------------------------------------------------------
          EQUITY INCOME          MID CAP VALUE           SMALL CAP VALUE
--------------------------------------------------------------------------------
          $97,626,570             $7,831,222              $122,176,059
--------------------------------------------------------------------------------

------
42

Equity Income - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
----------------------------------------------------------------------------------------------------
                                                                  INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                              2006        2005        2004       2003         2002
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $8.05       $7.84       $6.22      $7.36        $6.47
----------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income(1)                    0.20        0.21        0.22       0.17         0.17
--------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                      0.36        0.61        1.71      (1.05)        0.93
----------------------------------------------------------------------------------------------------
  Total From Investment Operations            0.56        0.82        1.93      (0.88)        1.10
----------------------------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income                 (0.18)      (0.19)      (0.19)     (0.16)       (0.17)
--------------------------------------
  From Net Realized Gains                    (0.32)      (0.42)      (0.12)     (0.10)       (0.04)
----------------------------------------------------------------------------------------------------
  Total Distributions                        (0.50)      (0.61)      (0.31)     (0.26)       (0.21)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $8.11       $8.05       $7.84      $6.22        $7.36
====================================================================================================
  TOTAL RETURN(2)                             7.21%      10.69%      31.30%    (12.09)%      17.35%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         0.98%       0.99%       1.00%       1.00%       1.00%
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets                         2.53%       2.56%       2.95%       2.60%       2.49%
--------------------------------------
Portfolio Turnover Rate                        150%        174%         91%        120%        139%
--------------------------------------
Net Assets, End of Period
(in thousands)                           $3,715,366  $3,290,442  $2,248,158  $1,277,478  $1,025,143
----------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
43

Equity Income - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
--------------------------------------------------------------------------------------------
                                                             INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------
                                               2006      2005      2004     2003      2002
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $8.06     $7.85     $6.23    $7.36     $6.47
--------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(1)                     0.22      0.22      0.24     0.19      0.19
------------------------------------------
  Net Realized and Unrealized Gain (Loss)      0.35      0.61      1.71    (1.04)     0.92
--------------------------------------------------------------------------------------------
  Total From Investment Operations             0.57      0.83      1.95    (0.85)     1.11
--------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                  (0.20)    (0.20)    (0.21)   (0.18)    (0.18)
------------------------------------------
  From Net Realized Gains                     (0.32)    (0.42)    (0.12)   (0.10)    (0.04)
--------------------------------------------------------------------------------------------
  Total Distributions                         (0.52)    (0.62)    (0.33)   (0.28)    (0.22)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $8.11     $8.06     $7.85    $6.23     $7.36
============================================================================================
  TOTAL RETURN(2)                              7.29%    10.91%    31.51%  (11.77)%   17.40%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          0.78%     0.79%     0.80%     0.80%    0.80%
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          2.73%     2.76%     3.15%     2.80%    2.69%
------------------------------------------
Portfolio Turnover Rate                         150%      174%       91%      120%     139%
------------------------------------------
Net Assets, End of Period (in thousands)    $382,909  $257,195  $183,330   $77,837  $65,738
--------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
44

Equity Income - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
---------------------------------------------------------------------------------------------
                                                                ADVISOR CLASS
---------------------------------------------------------------------------------------------
                                                2006      2005      2004     2003      2002
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $8.05     $7.84     $6.22    $7.36     $6.47
---------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(1)                      0.18      0.19      0.20     0.16      0.16
------------------------------------------
  Net Realized and Unrealized Gain (Loss)       0.36      0.61      1.72    (1.05)     0.92
---------------------------------------------------------------------------------------------
  Total From Investment Operations              0.54      0.80      1.92    (0.89)     1.08
---------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                   (0.16)    (0.17)    (0.18)   (0.15)    (0.15)
------------------------------------------
  From Net Realized Gains                      (0.32)    (0.42)    (0.12)   (0.10)    (0.04)
---------------------------------------------------------------------------------------------
  Total Distributions                          (0.48)    (0.59)    (0.30)   (0.25)    (0.19)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $8.11     $8.05     $7.84    $6.22     $7.36
=============================================================================================
  TOTAL RETURN(2)                               6.94%    10.41%    30.97%  (12.30)%   17.05%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                           1.23%     1.24%     1.25%     1.25%    1.25%
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                           2.28%     2.31%     2.70%     2.35%    2.24%
------------------------------------------
Portfolio Turnover Rate                          150%      174%       91%      120%     139%
------------------------------------------
Net Assets, End of Period (in thousands)     $902,749  $765,331  $457,360  $156,911  $74,868
---------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
45

Equity Income - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------
                                                               C CLASS
-------------------------------------------------------------------------------------------
                                              2006      2005     2004     2003     2002(1)
-------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $8.06     $7.85    $6.21    $7.36      $6.89
-------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(2)                    0.13      0.13     0.15     0.11       0.07
------------------------------------------
  Net Realized and Unrealized Gain (Loss)     0.34      0.61     1.73    (1.06)      0.50
-------------------------------------------------------------------------------------------
  Total From Investment Operations            0.47      0.74     1.88    (0.95)      0.57
-------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                 (0.10)    (0.11)   (0.12)   (0.10)     (0.06)
------------------------------------------
  From Net Realized Gains                    (0.32)    (0.42)   (0.12)   (0.10)     (0.04)
-------------------------------------------------------------------------------------------
  Total Distributions                        (0.42)    (0.53)   (0.24)   (0.20)     (0.10)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $8.11     $8.06    $7.85    $6.21      $7.36
===========================================================================================
  TOTAL RETURN(3)                             6.02%     9.60%   30.37%  (13.08)%     8.45%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.98%     1.99%    2.00%     2.00%  2.00%(4)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                         1.53%     1.56%    1.95%     1.60%  1.36%(4)
------------------------------------------
Portfolio Turnover Rate                        150%      174%      91%      120%   139%(5)
------------------------------------------
Net Assets, End of Period (in thousands)    $98,481   $63,512  $42,579   $12,254    $3,960
-------------------------------------------------------------------------------------------

(1) July 13, 2001 (commencement of sale) through March 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
46

Equity Income - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                              R CLASS
--------------------------------------------------------------------------------
                                                     2006      2005     2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $8.04     $7.84      $7.22
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income(2)                           0.17      0.17       0.11
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)            0.34      0.60       0.76
--------------------------------------------------------------------------------
  Total From Investment Operations                   0.51      0.77       0.87
--------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                        (0.14)    (0.15)    (0.13)
-------------------------------------------
  From Net Realized Gains                           (0.32)    (0.42)    (0.12)
--------------------------------------------------------------------------------
  Total Distributions                               (0.46)    (0.57)    (0.25)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                      $8.09     $8.04      $7.84
================================================================================
  TOTAL RETURN(3)                                    6.56%    10.03%    12.19%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                1.48%  1.44%(4)  1.50%(5)
-------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                2.03%  2.11%(4)  2.44%(5)
-------------------------------------------
Portfolio Turnover Rate                               150%      174%    91%(6)
-------------------------------------------
Net Assets, End of Period (in thousands)           $24,283    $6,046      $392
--------------------------------------------------------------------------------

(1) August 29, 2003 (commencement of sale) through March 31, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) During a portion of the year ended March 31, 2005, the class received a partial reimbursement of its distribution and service fees. Had fees not been reimbursed the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income to average net assets would have been 1.49% and 2.06%, respectively.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2004.

See Notes to Financial Statements.

------
47

Mid Cap Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                         INVESTOR CLASS
--------------------------------------------------------------------------------
                                                   2006      2005     2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $11.32    $10.02    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(2)                          0.21      0.09      --(3)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)           1.70      1.54      0.02
--------------------------------------------------------------------------------
  Total From Investment Operations                  1.91      1.63      0.02
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                       (0.21)    (0.06)       --
------------------------------------------
  From Net Realized Gains                          (0.92)    (0.27)       --
--------------------------------------------------------------------------------
  Total Distributions                              (1.13)    (0.33)       --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                    $12.10    $11.32    $10.02
================================================================================
  TOTAL RETURN(4)                                  17.62%    16.40%     0.20%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                               1.00%     1.00%  1.00%(5)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                               1.77%     0.83%  0.00%(5)
------------------------------------------
Portfolio Turnover Rate                              228%      192%        0%
------------------------------------------
Net Assets, End of Period (in thousands)         $115,262   $42,059    $1,619
--------------------------------------------------------------------------------

(1) For the one day period ended March 31, 2004 (inception date).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
48

Mid Cap Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                           INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                            2006       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
Net Asset Value, Beginning of Period                       $11.33      $10.07
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                   0.24        0.07
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    1.69        1.51
--------------------------------------------------------------------------------
  Total From Investment Operations                           1.93        1.58
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                (0.24)      (0.05)
-----------------------------------------------------
  From Net Realized Gains                                   (0.92)      (0.27)
--------------------------------------------------------------------------------
  Total Distributions                                       (1.16)      (0.32)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $12.10      $11.33
================================================================================
  TOTAL RETURN(3)                                           17.74%      15.82%
================================================================================

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            0.80%    0.80%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets         1.97%    1.00%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                       228%     192%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                   $10,510      $8,082
--------------------------------------------------------------------------------

(1) August 2, 2004 (commencement of sale) through March 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2005.

See Notes to Financial Statements.

------
49

Mid Cap Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                               ADVISOR CLASS
--------------------------------------------------------------------------------
                                                              2006     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $11.32     $10.99
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income(2)                                    0.16       0.03
------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     1.72       0.31
--------------------------------------------------------------------------------
  Total From Investment Operations                            1.88       0.34
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                                 (0.18)     (0.01)
------------------------------------------------------
  From Net Realized Gains                                    (0.92)        --
--------------------------------------------------------------------------------
  Total Distributions                                        (1.10)     (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                              $12.10     $11.32
================================================================================
  TOTAL RETURN(3)                                            17.32%      3.05%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets             1.25%   1.25%(4)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets          1.52%   1.34%(4)
------------------------------------------------------
Portfolio Turnover Rate                                        228%    192%(5)
------------------------------------------------------
Net Assets, End of Period (in thousands)                     $8,175     $1,057
--------------------------------------------------------------------------------

(1) January 13, 2005 (commencement of sale) through March 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2005.

See Notes to Financial Statements.

------
50

Mid Cap Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       R CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $12.21
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Income(2)                                               0.07
----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                                0.79
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.86
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Investment Income                                            (0.06)
----------------------------------------------------
  From Net Realized Gains                                               (0.92)
--------------------------------------------------------------------------------
  Total Distributions                                                   (0.98)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $12.09
================================================================================
 TOTAL RETURN(3)                                                         7.56%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.50%(4)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  0.97%(4)
----------------------------------------------------
Portfolio Turnover Rate                                                228%(5)
----------------------------------------------------
Net Assets, End of Period (in thousands)                                  $27
--------------------------------------------------------------------------------

(1) July 29, 2005 (commencement of sale) through March 31, 2006.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2006.

See Notes to Financial Statements.

------
51

Small Cap Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
--------------------------------------------------------------------------------------------------
                                                                INVESTOR CLASS
--------------------------------------------------------------------------------------------------
                                             2006         2005        2004     2003        2002
--------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $10.07       $9.71       $6.44    $8.62        $6.60
--------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income(1)                    0.06        0.03        0.05     0.03         0.02
---------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                                 1.72        1.31        3.26    (1.87)        2.20
--------------------------------------------------------------------------------------------------
  Total From Investment Operations            1.78        1.34        3.31    (1.84)        2.22
--------------------------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income                 (0.06)      (0.03)      (0.04)   (0.02)       (0.02)
---------------------------------------
  From Net Realized Gains                    (1.34)      (0.95)         --    (0.32)       (0.18)
--------------------------------------------------------------------------------------------------
  Total Distributions                        (1.40)      (0.98)      (0.04)   (0.34)       (0.20)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $10.45      $10.07       $9.71    $6.44        $8.62
==================================================================================================
  TOTAL RETURN(2)                            18.67%      14.00%      51.53%  (21.55)%      33.97%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.25%       1.25%       1.26%     1.25%       1.25%
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                         0.58%       0.32%       0.59%     0.37%       0.27%
---------------------------------------
Portfolio Turnover Rate                        111%        108%        110%      104%         73%
---------------------------------------
Net Assets, End of Period
(in thousands)                           $1,390,024  $1,252,153  $1,050,500  $670,755  $1,305,952
--------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
52

Small Cap Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
---------------------------------------------------------------------------------------------
                                                             INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------
                                               2006       2005      2004     2003     2002
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $10.08     $9.72     $6.45    $8.63     $6.61
---------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(1)                      0.08      0.05      0.07     0.04      0.03
------------------------------------------
  Net Realized and Unrealized Gain (Loss)       1.73      1.31      3.26    (1.87)     2.20
---------------------------------------------------------------------------------------------
  Total From Investment Operations              1.81      1.36      3.33    (1.83)     2.23
---------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                   (0.08)    (0.05)    (0.06)   (0.03)    (0.03)
------------------------------------------
  From Net Realized Gains                      (1.34)    (0.95)       --    (0.32)    (0.18)
---------------------------------------------------------------------------------------------
  Total Distributions                          (1.42)    (1.00)    (0.06)   (0.35)    (0.21)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $10.47    $10.08     $9.72    $6.45     $8.63
=============================================================================================
  TOTAL RETURN(2)                              18.98%    14.20%    51.75%  (21.38)%   34.11%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                           1.05%     1.05%     1.06%     1.05%    1.05%
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                           0.78%     0.52%     0.79%     0.57%    0.47%
------------------------------------------
Portfolio Turnover Rate                          111%      108%      110%      104%      73%
------------------------------------------
Net Assets, End of Period
(in thousands)                               $435,327  $314,700  $170,784   $79,546  $83,712
---------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
53

Small Cap Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
--------------------------------------------------------------------------------------------
                                                             ADVISOR CLASS
--------------------------------------------------------------------------------------------
                                             2006      2005       2004      2003     2002
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $10.06     $9.71     $6.43     $8.62     $6.60
--------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(1)                    0.03      0.01      0.03      0.01      --(2)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)     1.74      1.30      3.27     (1.87)     2.21
--------------------------------------------------------------------------------------------
  Total From Investment Operations            1.77      1.31      3.30     (1.86)     2.21
--------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                 (0.04)    (0.01)    (0.02)    (0.01)    (0.01)
------------------------------------------
  From Net Realized Gains                    (1.34)    (0.95)       --     (0.32)    (0.18)
--------------------------------------------------------------------------------------------
  Total Distributions                        (1.38)    (0.96)    (0.02)    (0.33)    (0.19)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $10.45    $10.06     $9.71     $6.43     $8.62
============================================================================================
  TOTAL RETURN(3)                            18.51%    13.70%    51.38%  (21.85)%   33.74%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.50%     1.50%     1.51%     1.50%    1.50%
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                         0.33%     0.07%     0.34%     0.12%    0.02%
------------------------------------------
Portfolio Turnover Rate                        111%      108%      110%      104%      73%
------------------------------------------
Net Assets, End of Period
(in thousands)                             $455,001  $624,633  $432,261  $173,064  $182,986
--------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
54

Small Cap Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------
                                                                   C CLASS
---------------------------------------------------------------------------------------------
                                               2006     2005     2004     2003       2002(1)
---------------------------------------------------------------------------------------------

PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $9.83    $9.57    $6.35    $8.59        $7.57
---------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Loss(2)                      (0.04)   (0.07)   (0.03)   (0.04)       (0.05)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)      1.67     1.28     3.25    (1.88)        1.23
---------------------------------------------------------------------------------------------
  Total From Investment Operations             1.63     1.21     3.22    (1.92)        1.18
---------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                     --       --       --       --         --(3)
------------------------------------------
  From Net Realized Gains                     (1.34)   (0.95)      --    (0.32)       (0.16)
---------------------------------------------------------------------------------------------
  Total Distributions                         (1.34)   (0.95)      --    (0.32)       (0.16)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $10.12    $9.83    $9.57    $6.35        $8.59
=============================================================================================
  TOTAL RETURN(4)                             17.48%   12.85%   50.71%  (22.58)%      15.80%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          2.25%    2.25%    2.26%     2.25%    2.25%(5)
------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                        (0.42)%  (0.68)%  (0.41)%   (0.63)%  (0.78)%(5)
------------------------------------------
Portfolio Turnover Rate                         111%     108%     110%      104%      73%(6)
------------------------------------------
Net Assets, End of Period
(in thousands)                                $3,678   $3,470   $3,711    $2,936      $3,997
---------------------------------------------------------------------------------------------

(1) June 1, 2001 (commencement of sale) through March 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
55

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
American Century Capital Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Equity Income Fund, Mid Cap Value Fund, and
Small Cap Value Fund (the "Funds"), three of the mutual funds comprising
American Century Capital Portfolios, Inc., as of March 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of
Equity Income Fund, Mid Cap Value Fund, and Small Cap Value Fund as of March 31,
2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
May 12, 2006

------
56

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires.  Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM); the funds'
principal underwriter, American Century Investment Services, Inc. (ACIS); and
the funds' transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned subsidiaries, including
ACIM, ACIS, and ACS.  The directors serve in this capacity for seven registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in a similar capacity for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1935
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------

                                                                     (continued)

------
57

Management

--------------------------------------------------------------------------------
JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1942
POSITION(S) HELD WITH FUND: Advisory Board Member
FIRST YEAR OF SERVICE: 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Principal and Chief Financial
Officer, Plaza Belmont LLC
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, SCS Transportation, Inc. and
Entertainment Properties Trust
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer
and Founder, Sayers40, Inc., a technology products and service provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1994
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, Sprint Corporation
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company (1992 to December 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------

JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1958
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Director and Controlling
Shareholder, ACC; Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1959
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1990
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, ACC (January 2005 to
present); Co-Chairman, ACC (September 2000 to December 2004); Chairman, ACS and
other ACC subsidiaries; Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                     (continued)

------
58

Management

 OFFICERS
--------------------------------------------------------------------------------

WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Also serves as: Chief Executive Officer and President, ACIM, ACGIM, ACIS and other ACC subsidiaries; Executive Vice President, ACS; Director, ACC, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present); Also serves as: President, ACS; Chief Executive Officer, Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Financial Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS; Assistant
Treasurer, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (March 2005 to present); Vice President, ACS (February 2000 to present); Assistant General Counsel, ACS (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS (April 1998 to present); Also serves as: Vice President, ACIM, ACGIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

The SAI has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

------
59

Share Class Information

Five classes of shares are authorized for sale by Equity Income: Investor Class,
Institutional Class, Advisor Class, C Class and R Class. Four classes of shares are authorized for sale by Mid Cap Value: Investor Class, Institutional Class,
Advisor Class, and R Class. Four classes of shares are authorized for sale by
Small Cap Value: Investor Class, Institutional Class, Advisor Class, and C
Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratios of Advisor Class, C Class, and R Class shares are higher than that of Investor Class shares. Small Cap
Value is closed to new investments, except those from existing investors and those made through a small number of financial intermediaries selected by
American Century.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
60

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes willbe withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

                                                                     (continued)

------
61

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
62

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The LIPPER EQUITY INCOME INDEX is an equally-weighted index of, typically, the
30 largest equity income mutual funds that purchase securities of companies of all market capitalizations.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The RUSSELL 1000(reg.tm) INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).The RUSSELL 1000(reg.tm)
VALUE INDEX measures the performance of those Russell 1000 Index companies (the
1,000 largest of the 3, 000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The RUSSELL 2000(reg.tm) INDEX is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization. The RUSSELL 2000(reg.tm) GROWTH INDEX measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates. THE RUSSELL
2000(reg.tm) VALUE INDEX measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The RUSSELL 3000(reg.tm) INDEX measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4 billion;
the median market capitalization was approximately $700 million. The index had a total market capitalization range of approximately $309 billion to $128 million.
The RUSSELL 3000(reg.tm) VALUE INDEX measures the performance of those Russell
3000 Index companies (the 3,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

                                                                     (continued)

------
63

Index Definitions

The RUSSELL MIDCAP INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization. THE RUSSELL MIDCAP VALUE INDEX measures the performance of those
Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market. The S&P
SMALLCAP 600/BARRA VALUE INDEX is a capitalization-weighted index consisting of
S&P SmallCap 600 stocks with lower price-to-book ratios that are slower growing or undervalued.

------
64

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                     PRSRT STD
P.O. Box 419200                                             U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                   AMERICAN CENTURY
                                                                 COMPANIES

The American Century Investments logo,
American Century and American Century
Investments are service marks of
American Century Proprietary               American Century Investment
Holdings, Inc.                             Services, Inc., Distributor

0605                                       (c)2006 American Century Proprietary
SH-ANN-48880S                              Holdings, Inc. All rights reserved.

American Century Investments
ANNUAL REPORT

[photo of boy]

                                 MARCH 31, 2006

Value Fund
Large Company Value Fund

[american century investments logo and text logo]

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2

VALUE

LARGE COMPANY VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the American Century
Value and Large Company Value funds for the 12 months ended March 31, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site currently highlights American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). Our new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor, and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER
AMERICAN CENTURY COMPANIES, INC.

/s/James E. Stowers III
James E. Stowers III
CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

------
1

Market Perspective

[photo of chief investment officer]

BY PHIL DAVIDSON, CHIEF INVESTMENT OFFICER, U.S. VALUE EQUITY

Despite persistently high oil prices, investor uneasiness about inflation and rising interest rates--factors that typically weigh on equities--stocks advanced strongly during the 12 months ended March 31, 2006. Helped by a 4% gain during the first quarter of this year, the S&P 500 Index, representative of the broad market, was up almost 12% for the same period.

In the value realm, small- and mid-sized companies had the highest returns for the 12-month period, as evidenced by the Russell 2000 Value Index's gain of almost 24%. Larger value companies, tracked by the Russell 1000 Value Index, were up a little over 13%. On the whole, growth shares performed better than value at the small end of the capitalization range; value stocks had a slight edge among larger businesses.

All that said, for many investors, stocks still have a way to go. The S&P 500 closed the period still 15% off its March 2000 record high; the Nasdaq Composite is still 54% behind its 2000 zenith.

YEAR OF ENERGY

With oil prices increasing 20% over the period, reaching nearly $70 a barrel, energy companies contributed most to the S&P 500's return. Financials followed, as an active stock market and burgeoning merger and acquisition activity lifted capital markets companies and low interest rates fueled real estate stocks.

The high-priced energy situation cut both ways, though, as it pressured the earnings of large users of energy, either in their products or their production, as well as companies caught in the ripple effect of higher prices at the pump.
Affected businesses ranged from automakers and chemical companies, to food products companies and restaurants, to retailers that operate giant fleets of trucks.

NARROW MARKET, LOW QUALITY

Many managers of diversified value portfolios faced two additional headwinds: a narrow market dominated by energy stocks for much of the period, and a continuing rally in lower-quality shares as investors rewarded stocks rated B or lower (Standard & Poor's defines high-quality stocks as B+ or higher). A+
shares, representing many of the market's strongest and most stable companies, actually had the lowest returns for the period. Historically, market cycles led by lower-quality stocks have tended to dampen the returns of American Century's value funds, which generally seek higher-quality value stocks.

ONE-YEAR TOTAL RETURNS
AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
S&P 500 Index                                                11.73%
--------------------------------------------------------------------------------
Dow Jones Industrial Average                                  8.27%
--------------------------------------------------------------------------------
Nasdaq Composite Index                                       18.02%
--------------------------------------------------------------------------------

------
2

Value - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
                                         --------------------------------------
                                                AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------------------
                                                                      SINCE      INCEPTION
                                1 YEAR      5 YEARS    10 YEARS     INCEPTION      DATE
--------------------------------------------------------------------------------------------
INVESTOR CLASS                   9.89%       9.94%      11.00%       12.39%       9/1/93
--------------------------------------------------------------------------------------------
RUSSELL 3000 VALUE INDEX(1)     14.20%       8.42%      11.16%       11.86%(2)       --
--------------------------------------------------------------------------------------------
S&P 500 INDEX(1)                11.73%       3.97%       8.95%       10.51%(2)       --
--------------------------------------------------------------------------------------------
LIPPER MULTI-CAP
VALUE INDEX(1)                  12.97%       7.89%       9.84%       10.77%(2)       --
--------------------------------------------------------------------------------------------
Lipper Multi-Cap
Value Ranking(1)              383 of 477   37 of 248   23 of 100    12 of 63(2)      --
--------------------------------------------------------------------------------------------
Morningstar Large
Value Ranking(3)             746 of 1328   42 of 739   37 of 355   16 of 213(2)      --
--------------------------------------------------------------------------------------------
Institutional Class             10.10%      10.18%        --          8.85%       7/31/97
--------------------------------------------------------------------------------------------
Advisor Class                    9.61%       9.67%        --         10.54%       10/2/96
--------------------------------------------------------------------------------------------
A Class  No sales charge*        9.75%        --          --         17.07%(4)    1/31/03
         With sales charge*      3.39%        --          --         14.91%(4)
--------------------------------------------------------------------------------------------
B Class  No sales charge*        8.81%        --          --         16.27%(4)    1/31/03
         With sales charge*      4.81%        --          --         15.58%(4)
--------------------------------------------------------------------------------------------
C Class                          8.87%        --          --          7.10%        6/4/01
--------------------------------------------------------------------------------------------
R Class                           --          --          --          4.99%(5)     7/29/05
--------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The
 SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 8/31/93, the date nearest the Investor Class's inception for which data are available.

(3) (c) 2006 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2)
    may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Morningstar Rankings are based on risk adjusted returns.

(4) Class return would have been lower if the class had not received partial reimbursements or waivers of its distribution and service fees.

(5) Total returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance and ranking reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
3

Value - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended March 31
-----------------------------------------------------------------------------------------------------
                    1997    1998    1999    2000     2001    2002    2003     2004    2005    2006
-----------------------------------------------------------------------------------------------------
Investor Class     15.92%  39.94%  -9.88%   1.42%   19.20%  17.96%  -19.85%  40.66%   9.95%   9.89%
-----------------------------------------------------------------------------------------------------
Russell 3000
Value Index        17.83%  46.78%   2.51%   6.81%    1.48%   5.67%  -22.79%  42.45%  12.88%  14.20%
-----------------------------------------------------------------------------------------------------
S&P 500 Index      19.83%  48.00%  18.46%  17.94%  -21.68%   0.24%  -24.76%  35.12%   6.69%  11.73%
-----------------------------------------------------------------------------------------------------
Lipper Multi-Cap
Value Index        16.28%  39.07%  -3.71%   5.42%    6.54%   6.47%  -22.91%  42.99%  10.27%  12.97%
-----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance and ranking reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

Value - Portfolio Commentary

PORTFOLIO MANAGERS: PHIL DAVIDSON, MICHAEL LISS, AND SCOTT MOORE.

Value gained 9.89%* for the 12 months ended March 31, 2006, trailing the Lipper
Multi-Cap Value Index, which was up 12.97%. The Russell 3000 Value Index, indicative of the value side of the market, was up 14.20%. The S&P 500 Index, representative of the broad market, gained 11.73%.

The portfolio's latest annual results reflect an equities market in which investors generally preferred lower-quality, higher-beta, momentum-driven stocks. In contrast, Value steers toward higher-quality businesses with strong cash flows and sound balance sheets. In addition, among value stocks, returns on larger-capitalization issues trailed those of small-cap stocks.

The portfolio's long-term performance has been strong. As of March 31, Value's ten-year average annualized return of 11.00% places it in the top 23% of its
Lipper Multi-Cap Value peer group and in the top 13% of Morningstar's Large
Value Category. Additionally, from the fund's inception on September 1, 1993,
Value has produced an average annual return of 12.39%, significantly ahead of the 10.77%** return posted by the Lipper Multi-Cap Value Index and the Russell
3000 Value Index's 11.86%** return. The S&P 500 has a 10.51%** average annualized return for the same period.

FINANCIALS LEAD PORTFOLIO

Financial stocks proved to be the portfolio's largest contributors to our absolute results, led by shares of insurance companies and commercial banks. On the insurance side, performance was paced by American International Group Inc.
(AIG). The world's largest insurer, AIG has put regulatory investigations behind it and is benefiting from improved pricing in the wake of the 2005 hurricanes and its strong presence in foreign life insurance markets.

Profits for commercial banks were squeezed during the period by rising short-term interest rates (a rising cost for capital). Nonetheless, two of our largest holdings in the industry, Bank of America Corp. and SunTrust Banks Inc., were among our top contributors. While Bank of America was not immune to the earnings-slowing effects of a "flat yield curve," it appears to be successfully integrating credit card giant MBNA, which it acquired last year. SunTrust Banks, the seventh-largest

TOP TEN HOLDINGS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                  AS OF
                                        3/31/06               9/30/05
--------------------------------------------------------------------------------
Bank of America Corp.                     4.8%                  4.4%
--------------------------------------------------------------------------------
Kraft Foods Inc. Cl A                     4.5%                  4.0%
--------------------------------------------------------------------------------
International Flavors
& Fragrances Inc.                         3.8%                  2.1%
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                      3.6%                  2.4%
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                      3.2%                  2.8%
--------------------------------------------------------------------------------
Chevron Corp.                             2.3%                   --
--------------------------------------------------------------------------------
Anheuser-Busch
Companies, Inc.                           2.1%                  1.7%
--------------------------------------------------------------------------------
Berkshire
Hathaway Inc. Cl A                        2.1%                  2.1%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                     2.0%                  3.1%
--------------------------------------------------------------------------------
XCEL Energy Inc.                          2.0%                  0.1%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

**Since 8/31/1993, the date nearest the Investor Class's inception
  for which data are available.                                      (continued)

------
5

Value - Portfolio Commentary

U.S. bank, operates throughout 11 Southeastern states, which represent one of the highest population growth footprints in banking.

INDUSTRIALS ADD VALUE

In industrials, we were rewarded for taking positions in commercial services companies, particularly in the waste management industry. Republic Services
Inc., a leading waste management firm, reported record earnings for 2005. In addition to raising its dividend 17% during the period, Republic Services announced plans to repurchase nearly 10% of its stock during 2006, a continuation of a multi-year trend. Another standout was Waste Management Inc., the largest solid waste management concern in the world. Fueled by expanding margins due to better pricing and continued cost control, Waste Management continues to improve its operating performance.

SOME DISAPPOINTMENTS

Despite these successes, we suffered setbacks that contributed to our underperformance. Three of our largest detractors were media companies. They included The New York Times Co. and Tribune Co. (which publishes several major newspapers including the Los Angeles Times), and Westwood One, Inc., the
nation's largest radio network and the leading distributor of national radio programs. All three have been slowed by a weak advertising environment. Westwood
One is also contending with rising operating expenses as it invests in new programming and technology.

In consumer staples, Kimberly-Clark Corp., the world's top maker of personal-care paper products, was hampered by rising pulp prices and increased competition from private-label brands in the disposable diaper market, which has led to margin pressure. We believe the issues affecting this industry leader are manageable and increased our position during the period.

LOOKING AHEAD

Value can be a core investment for investors seeking long-term capital growth.
We will continue to adhere to our discipline of seeking seasoned, well-managed companies whose shares appear to be undervalued for reasons unrelated to the firms' fundamental or financial health. This strategy has been in place since the fund's inception and has delivered attractive, risk-adjusted results over time.

TOP FIVE INDUSTRIES AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                  AS OF
                                        3/31/06               9/30/05
--------------------------------------------------------------------------------
Commercial Banks                         10.1%                  9.3%
--------------------------------------------------------------------------------
Food Products                             7.9%                  7.5%
--------------------------------------------------------------------------------
Chemicals                                 7.9%                  7.1%
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                          7.0%                  5.4%
--------------------------------------------------------------------------------
Insurance                                 6.4%                  9.9%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                  AS OF
                                        3/31/06               9/30/05
--------------------------------------------------------------------------------
Common Stocks                            95.9%                 98.0%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               4.5%                  0.7%
--------------------------------------------------------------------------------
Other Assets
and Liabilities*                        (0.4)%                  1.3%
--------------------------------------------------------------------------------

*Includes collateral received for securities lending and other assets and liabilities.

------
6

Value - Schedule of Investments

MARCH 31, 2006

Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 95.9%

AEROSPACE & DEFENSE -- 0.7%
--------------------------------------------------------------------------------
      453,304   Honeywell International Inc.                    $   19,387,812
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.7%
--------------------------------------------------------------------------------
   1,309,112    Cooper Tire & Rubber Co.(1)                         18,772,666
--------------------------------------------------------------------------------
BEVERAGES -- 3.5%
--------------------------------------------------------------------------------
    1,382,240   Anheuser-Busch
                Companies, Inc.                                     59,118,405
--------------------------------------------------------------------------------
      135,632   Coca-Cola Company (The)                              5,678,912
--------------------------------------------------------------------------------
    1,769,048   Coca-Cola Enterprises Inc.                          35,982,436
--------------------------------------------------------------------------------
                                                                   100,779,753
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 1.3%
--------------------------------------------------------------------------------
    1,136,056   Masco Corp.                                         36,910,459
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.2%
--------------------------------------------------------------------------------
       66,696   Merrill Lynch & Co., Inc.                            5,252,977
--------------------------------------------------------------------------------
CHEMICALS -- 7.9%
--------------------------------------------------------------------------------
        65,664   Air Products & Chemicals, Inc.                      4,411,964
--------------------------------------------------------------------------------
     1,127,232   du Pont (E.I.)
                 de Nemours & Co.                                   47,580,463
--------------------------------------------------------------------------------
     3,170,640   International Flavors
                 & Fragrances Inc.(1)                              108,816,365
--------------------------------------------------------------------------------
       960,936   Minerals Technologies Inc.(1)(2)                   56,128,272
--------------------------------------------------------------------------------
       486,192   Nalco Holding Co.(3)                                8,605,598
--------------------------------------------------------------------------------
                                                                   225,542,662
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 10.1%
--------------------------------------------------------------------------------
     3,030,136   Bank of America Corp.                             137,992,394
--------------------------------------------------------------------------------
     1,234,784   Fifth Third Bancorp(1)                             48,601,098
--------------------------------------------------------------------------------
     1,263,816   SunTrust Banks, Inc.                               91,955,253
--------------------------------------------------------------------------------
       352,368   U.S. Bancorp                                       10,747,224
--------------------------------------------------------------------------------
                                                                   289,295,969
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 2.4%
--------------------------------------------------------------------------------
       637,400   Aramark Corp. Cl B                                 18,828,796
--------------------------------------------------------------------------------
       593,368   Republic Services, Inc. Cl A                       25,224,074
--------------------------------------------------------------------------------
       710,928   Waste Management, Inc.                             25,095,758
--------------------------------------------------------------------------------
                                                                    69,148,628
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.4%
--------------------------------------------------------------------------------
       375,592   Dell Inc.(3)                                       11,177,618
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.9%
--------------------------------------------------------------------------------
       840,037   Bemis Co., Inc.                                    26,528,368
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.8%
--------------------------------------------------------------------------------
       397,456   Standard and Poor's 500
                 Depositary Receipt(1)                              51,601,712
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.8%
--------------------------------------------------------------------------------
     1,079,632   Citigroup Inc.                                     51,001,816
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.4%
--------------------------------------------------------------------------------
       582,872   BellSouth Corp.                                $   20,196,515
--------------------------------------------------------------------------------
       525,288   Commonwealth Telephone
                 Enterprises, Inc.(1)                               18,096,172
--------------------------------------------------------------------------------
       892,592   Verizon Communications                             30,401,683
--------------------------------------------------------------------------------
                                                                    68,694,370
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.3%
--------------------------------------------------------------------------------
       160,760   IDACORP, Inc.(1)                                    5,227,915
--------------------------------------------------------------------------------
     1,589,624   Northeast Utilities(1)                             31,045,357
--------------------------------------------------------------------------------
                                                                    36,273,272
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.4%
--------------------------------------------------------------------------------
       219,608   Hubbell Inc. Cl B                                  11,257,106
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 2.0%
--------------------------------------------------------------------------------
     1,239,640   Wal-Mart Stores, Inc.                              58,560,594
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 7.9%
--------------------------------------------------------------------------------
     1,184,872   ConAgra Foods, Inc.                                25,427,353
--------------------------------------------------------------------------------
       507,672   General Mills, Inc.                                25,728,817
--------------------------------------------------------------------------------
       614,944   H.J. Heinz Company                                 23,318,676
--------------------------------------------------------------------------------
       118,560   Kellogg Co.                                         5,221,382
--------------------------------------------------------------------------------
     4,233,744   Kraft Foods Inc. Cl A(1)                          128,324,781
--------------------------------------------------------------------------------
       316,432   Tyson Foods, Inc. Cl A(1)                           4,347,776
--------------------------------------------------------------------------------
       211,928   Unilever N.V. New York Shares                      14,669,656
--------------------------------------------------------------------------------
                                                                   227,038,441
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.7%
--------------------------------------------------------------------------------
       686,824   WGL Holdings Inc.(1)                               20,893,186
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT
& SUPPLIES -- 1.3%
--------------------------------------------------------------------------------
       706,072   Beckman Coulter, Inc.                              38,530,349
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.7%
--------------------------------------------------------------------------------
       551,200   HCA Inc.                                           25,239,448
--------------------------------------------------------------------------------
       450,160   Universal Health
                 Services, Inc. Cl B(1)                             22,863,626
--------------------------------------------------------------------------------
                                                                    48,103,074
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 2.3%
--------------------------------------------------------------------------------
       305,344   International Speedway Corp.                       15,542,010
--------------------------------------------------------------------------------
       366,640   Outback Steakhouse, Inc.(1)                        16,132,160
--------------------------------------------------------------------------------
       872,000   Speedway Motorsports Inc.(1)                       33,319,120
--------------------------------------------------------------------------------
                                                                    64,993,290
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 3.6%
--------------------------------------------------------------------------------
     1,764,272   Kimberly-Clark Corp.                              101,974,922
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS
& ENERGY TRADERS -- 0.4%
--------------------------------------------------------------------------------
       199,672   Constellation Energy Group Inc.                    10,924,055
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.3%
--------------------------------------------------------------------------------
       253,704   General Electric Co.                                8,823,825
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
7

Value - Schedule of Investments

MARCH 31, 2006

Shares                                                               Value
--------------------------------------------------------------------------------

INSURANCE -- 6.4%
--------------------------------------------------------------------------------
       226,928   Allstate Corp.                                 $   11,825,218
--------------------------------------------------------------------------------
       264,576   Ambac Financial Group, Inc.                        21,060,250
--------------------------------------------------------------------------------
       744,784   American International
                 Group, Inc.                                        49,222,775
--------------------------------------------------------------------------------
           649   Berkshire Hathaway Inc. Cl A(3)                    58,637,150
--------------------------------------------------------------------------------
       105,808   Hartford Financial Services
                 Group Inc. (The)                                    8,522,834
--------------------------------------------------------------------------------
     1,165,576   Marsh & McLennan
                 Companies, Inc.(1)                                 34,221,311
--------------------------------------------------------------------------------
                                                                   183,489,538
--------------------------------------------------------------------------------
IT SERVICES -- 1.1%
--------------------------------------------------------------------------------
       371,536   International Business
                 Machines Corp.                                     30,640,574
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
       782,304   Hasbro, Inc.                                       16,506,614
--------------------------------------------------------------------------------
MEDIA -- 1.4%
--------------------------------------------------------------------------------
       322,848   New York Times
                 Co. (The) Cl A(1)                                   8,171,283
--------------------------------------------------------------------------------
       882,176   Time Warner Inc.                                   14,811,735
--------------------------------------------------------------------------------
        46,504   Tribune Co.                                         1,275,605
--------------------------------------------------------------------------------
     1,433,720   Westwood One, Inc.                                 15,828,268
--------------------------------------------------------------------------------
                                                                    40,086,891
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 4.8%
--------------------------------------------------------------------------------
       161,416   Ameren Corp.(1)                                     8,041,745
--------------------------------------------------------------------------------
       580,096   Dominion Resources Inc.                            40,044,027
--------------------------------------------------------------------------------
       783,960   Wisconsin Energy Corp.(1)                          31,350,560
--------------------------------------------------------------------------------
     3,102,216   XCEL Energy Inc.(1)                                56,305,221
--------------------------------------------------------------------------------
                                                                   135,741,553
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 2.5%
--------------------------------------------------------------------------------
     2,795,888   Dollar General Corp.                               49,403,341
--------------------------------------------------------------------------------
       816,576   Family Dollar Stores, Inc.(1)                      21,720,922
--------------------------------------------------------------------------------
                                                                    71,124,263
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 7.0%
--------------------------------------------------------------------------------
        82,280   BP plc ADR                                          5,672,383
--------------------------------------------------------------------------------
     1,133,384   Chevron Corp.                                      65,702,273
--------------------------------------------------------------------------------
     1,028,136   Equitable Resources Inc.                           37,537,245
--------------------------------------------------------------------------------
       878,608   Exxon Mobil Corp.                                  53,472,083
--------------------------------------------------------------------------------
       446,160   Murphy Oil Corp.                                   22,227,691
--------------------------------------------------------------------------------
       244,456   Royal Dutch Shell plc ADR                          15,219,831
--------------------------------------------------------------------------------
                                                                   199,831,506
--------------------------------------------------------------------------------

Shares/Principal Amount                                             Value
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
       853,392   MeadWestvaco Corp.                             $   23,306,135
--------------------------------------------------------------------------------
       106,088   Weyerhaeuser Co.                                    7,683,954
--------------------------------------------------------------------------------
                                                                    30,990,089
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 5.3%
--------------------------------------------------------------------------------
     1,137,224   Abbott Laboratories                                48,297,904
--------------------------------------------------------------------------------
       979,368   Bristol-Myers Squibb Co.                           24,102,246
--------------------------------------------------------------------------------
       260,304   Eli Lilly and Company                              14,394,811
--------------------------------------------------------------------------------
       433,952   Merck & Co., Inc.                                  15,288,129
--------------------------------------------------------------------------------
     1,211,920   Pfizer Inc.                                        30,201,046
--------------------------------------------------------------------------------
       694,904   Watson Pharmaceuticals, Inc.(3)                    19,971,541
--------------------------------------------------------------------------------
                                                                   152,255,677
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 1.8%
--------------------------------------------------------------------------------
       246,968   Applied Materials, Inc.                             4,324,410
--------------------------------------------------------------------------------
     2,471,512   Intel Corp.                                        47,823,757
--------------------------------------------------------------------------------
                                                                    52,148,167
--------------------------------------------------------------------------------
SOFTWARE -- 1.5%
--------------------------------------------------------------------------------
     1,261,080   Microsoft Corporation                              34,313,987
--------------------------------------------------------------------------------
       294,088   Reynolds & Reynolds Co. Cl A                        8,352,099
--------------------------------------------------------------------------------
                                                                    42,666,086
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.5%
--------------------------------------------------------------------------------
       771,016   Foot Locker, Inc.                                  18,411,862
--------------------------------------------------------------------------------
     1,170,136   Gap, Inc. (The)                                    21,858,140
--------------------------------------------------------------------------------
       727,312   Home Depot, Inc. (The)                             30,765,298
--------------------------------------------------------------------------------
                                                                    71,035,300
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
--------------------------------------------------------------------------------
        70,128   Liz Claiborne, Inc.                                 2,873,845
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 3.8%
--------------------------------------------------------------------------------
       774,392   Fannie Mae                                         39,803,749
--------------------------------------------------------------------------------
       838,392   Freddie Mac                                        51,141,912
--------------------------------------------------------------------------------
       265,576   MGIC Investment Corp.                              17,695,329
--------------------------------------------------------------------------------
                                                                   108,640,990
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $2,562,279,145)                                            2,739,498,017
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 4.5%

     $128,800,000  FNMA Discount Notes,
                   4.61%, 4/3/06(4)
(Cost $128,767,013)                                                128,800,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
8

Value - Schedule of Investments

MARCH 31, 2006
                                                                     Value
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(5) -- 12.9%

REPURCHASE AGREEMENTS -- 12.9%
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 4.89%,
dated 3/31/06, due 4/3/06
(Delivery value $100,040,750)                                   $  100,000,000
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 4.82%,
dated 3/31/06, due 4/3/06
(Delivery value $100,040,167)                                      100,000,000
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 4.82%,
dated 3/31/06, due 4/3/06
(Delivery value $150,060,250)                                      150,000,000
--------------------------------------------------------------------------------

                                                                    Value
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 4.88%,
dated 3/31/06, due 4/3/06
(Delivery value $19,861,331)                                    $   19,853,257
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $369,853,257)                                                369,853,257
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 113.3%
(Cost $3,060,899,415)                                            3,238,151,274
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (13.3)%                                            (380,174,751)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                      $2,857,976,523
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

                                                                  Unrealized
     Contracts to Sell       Settlement Date        Value         Gain (Loss)
--------------------------------------------------------------------------------
  5,408,381  Euro for USD      4/28/2006         $ 6,566,588      $(115,478)
--------------------------------------------------------------------------------
 13,171,759  Euro for USD      4/28/2006          15,992,497       (146,739)
--------------------------------------------------------------------------------
  2,464,939  GBP for USD       4/28/2006           4,281,219        (13,711)
--------------------------------------------------------------------------------
                                                 $26,840,304      $(275,928)
                                              ==================================

(Value on Settlement Date $26,564,376)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
FNMA = Federal National Mortgage Association
GBP = British Pound
USD = United States Dollar

(1) Security, or a portion thereof, was on loan as of March 31, 2006.

(2) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 5 in Notes to Financial Statements.)

(3) Non-income producing.

(4) The rate indicated is the yield to maturity at purchase.

(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 6 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
9

Large Company Value - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
                                                  --------------------------
                                                    AVERAGE ANNUAL RETURNS
-----------------------------------------------------------------------------------------
                                                                   SINCE      INCEPTION
                                       1 YEAR        5 YEARS     INCEPTION      DATE
-----------------------------------------------------------------------------------------
INVESTOR CLASS                          9.44%         7.95%        6.57%       7/30/99
-----------------------------------------------------------------------------------------
RUSSELL 1000 VALUE INDEX(1)            13.31%         7.79%        5.58%         --
-----------------------------------------------------------------------------------------
S&P 500 INDEX(1)                       11.73%         3.97%        1.19%         --
-----------------------------------------------------------------------------------------
Lipper Large-Cap Value Ranking(1)    342 of 495     21 of 281    27 of 211       --
-----------------------------------------------------------------------------------------
Morningstar Large Value Ranking(2)   807 of 1328   108 of 739   105 of 573       --
-----------------------------------------------------------------------------------------
Institutional Class                     9.65%          --          7.14%       8/10/01
-----------------------------------------------------------------------------------------
Advisor Class                           9.17%         7.69%        8.76%      10/26/00
-----------------------------------------------------------------------------------------
A Class  No sales charge*               9.16%          --         16.41%(3)    1/31/03
         With sales charge*             2.88%          --         14.26%(3)
-----------------------------------------------------------------------------------------
B Class  No sales charge*               8.33%          --         15.66%(3)    1/31/03
         With sales charge*             4.33%          --         14.96%(3)
-----------------------------------------------------------------------------------------
C Class                                 8.35%          --          7.57%       11/7/01
-----------------------------------------------------------------------------------------
R Class                                 8.90%          --         13.10%(3)    8/29/03
-----------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) (c) 2006 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2)
    may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Morningstar Rankings are based on risk adjusted returns.

(3) Class return would have been lower if the class had not received partial reimbursements or waivers of its distribution and service fees.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance and ranking reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
10

Large Company Value - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made July 30, 1999

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended March 31
--------------------------------------------------------------------------------
                 2000*     2001     2002      2003     2004     2005     2006
--------------------------------------------------------------------------------
Investor Class  -7.22%    12.38%   10.20%   -21.19%   39.34%   10.73%    9.44%
--------------------------------------------------------------------------------
Russell 1000
Value Index     -1.56%     0.27%    4.38%   -22.79%   40.82%   13.17%   13.31%
--------------------------------------------------------------------------------
S&P 500 Index   13.73%   -21.68%    0.24%   -24.76%   35.12%    6.69%   11.73%
--------------------------------------------------------------------------------

* From 7/30/99, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance and ranking reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
11

Large Company Value - Portfolio Commentary

PORTFOLIO MANAGERS: MARK MALLON, CHUCK RITTER, AND BRENDAN HEALY.

American Century Large Company Value advanced 9.44%* during the fiscal year ended March 31, 2006, trailing the 13.31% return of its benchmark, the Russell
1000 Value Index, and the 11.73% gain of the S&P 500 Index, which measures the broader market.

Large Company Value has proved its worth over the longer term. On a 5-year basis, its average annual return has outperformed its benchmark by a margin of
7.95% to 7.79%. In that time, the fund ranks in the leading 8% of its Lipper
Large-Cap Value peer group and the top 18% of its Morningstar Large Value peers.

OPPORTUNITIES IN BROADLY DIVERSIFIED, MEGA-CAP STOCKS

The fund's investment process looks for stocks that appear attractively priced given their current fundamentals and business prospects. A sector or market group that underperforms the market will get increasing attention in the portfolio. These moves to lagging areas can hurt the fund's performance in the short-term, but we make them with the belief that long-term performance will benefit from investments in areas of the market we perceive as cheap.

One area of the market that certainly has gotten cheaper during the last few years is that of the mega-cap value stocks. During the last five years, returns of the biggest large-cap value stocks, so-called mega-cap value stocks, have trailed other large-cap value stocks.

In our view, that underperformance has gradually made many giants of American business more attractively priced than other large-cap stocks. Typically, these companies feature broadly diversified business models, generally leading to more stable fundamentals. Reacting to their attractive prices, the fund has increased its exposure to mega-cap stocks over the last few years and generally preferred more diversified business models rather than niche plays.

SOLID RETURNS IN ENERGY

In the 12-month period, the fund had a modest underweight in energy stocks, the broad market's best-performing sector since 2004. The fund's exposure generally consisted of multi-national integrated oil companies, such as Exxon Mobil and
Chevron.

While such energy stocks performed well on an absolute basis, they trailed more specialized energy stocks focused on refining, exploration or oil field

TOP TEN HOLDINGS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
                                           % OF                  % OF
                                        NET ASSETS            NET ASSETS
                                          AS OF                  AS OF
                                         3/31/06               9/30/05
--------------------------------------------------------------------------------
Citigroup Inc.                            4.7%                  4.6%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         4.5%                  4.5%
--------------------------------------------------------------------------------
Bank of America Corp.                     3.3%                  3.2%
--------------------------------------------------------------------------------
Freddie Mac                               2.9%                  3.1%
--------------------------------------------------------------------------------
Royal Dutch
Shell plc ADR                             2.7%                  2.8%
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                   2.5%                  2.2%
--------------------------------------------------------------------------------
Chevron Corp.                             2.3%                  2.2%
--------------------------------------------------------------------------------
ConocoPhillips                            2.3%                  2.2%
--------------------------------------------------------------------------------
Wells Fargo & Co.                         2.2%                  2.0%
--------------------------------------------------------------------------------
Microsoft Corporation                     1.8%                  1.7%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

(continued)

------
12

Large Company Value - Portfolio Commentary

services. While narrowly focused energy stocks may offer more operational leverage amid the sector's current favorable trends, we believe the benefits of diversification will become more apparent if the energy environment turns hostile.

ABSOLUTE BOOST FROM FINANCIALS

Large Company Value derived almost half its absolute return in the period from financial stocks, with commercial banks and financial services providers leading the way. The sector also accounted for the portfolio's second-leading relative portfolio holding, property and casualty insurer Loews Corp., whose shares surged 39%.

However, the fund's emphasis on diversified business models also hurt performance in the capital markets industry. Two holdings in that industry,
Merrill Lynch and Morgan Stanley, advanced nicely during the period but still trailed more specialized capital market stocks.

Moreover, an underweight position in booming real estate stocks trimmed relative returns in the financials sector. An underweight position in real estate investment trusts reflected concern about the valuation of stocks in the industry, mostly because the group has ranked as a standout performer since the market's peak in the spring of 2000.

INVESTMENT PHILOSOPHY

The Large Company Value investment management team remains committed to its strategy of finding large, fundamentally sound businesses trading at price levels it deems below fair market value. By keeping the portfolio positioned in attractively priced stocks regardless of short-term market movements, we believe we can deliver long-term investment rewards.

TOP FIVE INDUSTRIES AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
                                           % OF                 % OF
                                        NET ASSETS           NET ASSETS
                                          AS OF                 AS OF
                                         3/31/06              9/30/05
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                         12.3%                 11.6%
--------------------------------------------------------------------------------
Commercial Banks                          9.8%                  9.4%
--------------------------------------------------------------------------------
Diversified
Financial Services                        7.1%                  6.8%
--------------------------------------------------------------------------------
Pharmaceuticals                           6.5%                  5.4%
--------------------------------------------------------------------------------
Insurance                                 6.0%                  6.2%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                  AS OF
                                        3/31/06               9/30/05
--------------------------------------------------------------------------------
Common Stocks                            96.2%                 96.0%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               4.0%                  2.5%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                         (0.2)%                  1.5%
--------------------------------------------------------------------------------

------
13

Large Company Value - Schedule of Investments

MARCH 31, 2006

Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.2%

AEROSPACE & DEFENSE -- 0.7%
--------------------------------------------------------------------------------
       231,600   Northrop Grumman Corp.                         $   15,815,964
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.2%
--------------------------------------------------------------------------------
       247,100   Lear Corporation                                    4,381,083
--------------------------------------------------------------------------------
BEVERAGES -- 1.8%
--------------------------------------------------------------------------------
       478,300   Coca-Cola Company (The)                            20,026,421
--------------------------------------------------------------------------------
        31,600   Molson Coors Brewing Co.                            2,168,392
--------------------------------------------------------------------------------
       578,500   Pepsi Bottling Group Inc.                          17,580,615
--------------------------------------------------------------------------------
                                                                    39,775,428
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 4.0%
--------------------------------------------------------------------------------
       583,800   Bank of New York
                 Co., Inc. (The)                                    21,040,152
--------------------------------------------------------------------------------
       414,900   Merrill Lynch & Co., Inc.                          32,677,524
--------------------------------------------------------------------------------
       526,000   Morgan Stanley                                     33,043,320
--------------------------------------------------------------------------------
                                                                    86,760,996
--------------------------------------------------------------------------------
CHEMICALS -- 2.0%
--------------------------------------------------------------------------------
       417,500   du Pont (E.I.)
                 de Nemours & Co.                                   17,622,675
--------------------------------------------------------------------------------
       384,800   PPG Industries, Inc.                               24,377,080
--------------------------------------------------------------------------------
                                                                    41,999,755
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 9.8%
--------------------------------------------------------------------------------
     1,571,800   Bank of America Corp.                              71,579,772
--------------------------------------------------------------------------------
       269,100   National City Corp.                                 9,391,590
--------------------------------------------------------------------------------
       226,600   PNC Financial Services Group                       15,252,446
--------------------------------------------------------------------------------
       981,400   U.S. Bancorp                                       29,932,700
--------------------------------------------------------------------------------
       663,100   Wachovia Corp.                                     37,166,755
--------------------------------------------------------------------------------
       738,800   Wells Fargo & Co.                                  47,187,156
--------------------------------------------------------------------------------
                                                                   210,510,419
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.3%
--------------------------------------------------------------------------------
       392,400   R.R. Donnelley
                 & Sons Company                                     12,839,328
--------------------------------------------------------------------------------
       419,300   Waste Management, Inc.                             14,801,290
--------------------------------------------------------------------------------
                                                                    27,640,618
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.3%
--------------------------------------------------------------------------------
       525,600   Avaya Inc.(1)                                       5,939,280
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.7%
--------------------------------------------------------------------------------
     1,119,600   Hewlett-Packard Co.                                36,834,840
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.3%
--------------------------------------------------------------------------------
       219,300   Standard and Poor's 500
                 Depositary Receipt                                 28,471,719
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 7.1%
--------------------------------------------------------------------------------
     2,126,400   Citigroup Inc.                                    100,451,136
--------------------------------------------------------------------------------
     1,277,400   J.P. Morgan Chase & Co.                            53,190,936
--------------------------------------------------------------------------------
                                                                   153,642,072
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.1%
--------------------------------------------------------------------------------
     1,343,400   AT&T Inc.                                      $   36,325,536
--------------------------------------------------------------------------------
       708,600   BellSouth Corp.                                    24,552,990
--------------------------------------------------------------------------------
       828,400   Verizon Communications                             28,215,304
--------------------------------------------------------------------------------
                                                                    89,093,830
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.7%
--------------------------------------------------------------------------------
       611,600   Exelon Corporation                                 32,353,640
--------------------------------------------------------------------------------
       867,100   PPL Corporation                                    25,492,740
--------------------------------------------------------------------------------
                                                                    57,846,380
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.8%
--------------------------------------------------------------------------------
     1,028,800   Kroger Co. (The)(1)                                20,946,368
--------------------------------------------------------------------------------
       380,500   Wal-Mart Stores, Inc.                              17,974,820
--------------------------------------------------------------------------------
                                                                    38,921,188
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 2.2%
--------------------------------------------------------------------------------
       427,700   H.J. Heinz Company                                 16,218,384
--------------------------------------------------------------------------------
       640,500   Sara Lee Corp.                                     11,452,140
--------------------------------------------------------------------------------
       269,900   Unilever N.V.
                 New York Shares                                    18,682,478
--------------------------------------------------------------------------------
                                                                    46,353,002
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.5%
--------------------------------------------------------------------------------
       237,300   HCA Inc.                                           10,865,967
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
--------------------------------------------------------------------------------
       731,000   McDonald's Corporation                             25,117,160
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.7%
--------------------------------------------------------------------------------
       567,500   Newell Rubbermaid Inc.                             14,295,325
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 2.4%
--------------------------------------------------------------------------------
       779,600   General Electric Co.                               27,114,488
--------------------------------------------------------------------------------
       888,400   Tyco International Ltd.                            23,880,192
--------------------------------------------------------------------------------
                                                                    50,994,680
--------------------------------------------------------------------------------
INSURANCE -- 6.0%
--------------------------------------------------------------------------------
       503,700   Allstate Corp.                                     26,247,807
--------------------------------------------------------------------------------
       494,300   American International
                 Group, Inc.                                        32,668,287
--------------------------------------------------------------------------------
       295,000   Hartford Financial Services
                 Group Inc. (The)                                   23,762,250
--------------------------------------------------------------------------------
       170,000   Loews Corp.                                        17,204,000
--------------------------------------------------------------------------------
       419,400   Marsh & McLennan
                 Companies, Inc.                                    12,313,584
--------------------------------------------------------------------------------
       290,700   Torchmark Corp.                                    16,598,970
--------------------------------------------------------------------------------
                                                                   128,794,898
--------------------------------------------------------------------------------
IT SERVICES -- 2.7%
--------------------------------------------------------------------------------
       215,300   Computer Sciences Corp.(1)                         11,959,915
--------------------------------------------------------------------------------
       338,500   Fiserv, Inc.(1)                                    14,403,175
--------------------------------------------------------------------------------
       378,300   International Business
                 Machines Corp.                                     31,198,401
--------------------------------------------------------------------------------
                                                                    57,561,491
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
14

Large Company Value - Schedule of Investments

MARCH 31, 2006

Shares                                                               Value
--------------------------------------------------------------------------------

MACHINERY -- 3.1%
--------------------------------------------------------------------------------
       219,900   Deere & Co.                                    $   17,383,095
--------------------------------------------------------------------------------
       312,800   Dover Corp.                                        15,189,568
--------------------------------------------------------------------------------
       465,900   Ingersoll-Rand Company Cl A                        19,469,961
--------------------------------------------------------------------------------
       188,100   Parker-Hannifin Corp.                              15,162,741
--------------------------------------------------------------------------------
                                                                    67,205,365
--------------------------------------------------------------------------------
MEDIA -- 3.4%
--------------------------------------------------------------------------------
       218,500   CBS Corp. Cl B                                      5,239,630
--------------------------------------------------------------------------------
       396,500   Gannett Co., Inc.                                  23,758,280
--------------------------------------------------------------------------------
     2,078,300   Time Warner Inc.                                   34,894,657
--------------------------------------------------------------------------------
       239,100   Viacom Inc. Cl B                                    9,277,080
--------------------------------------------------------------------------------
                                                                    73,169,647
--------------------------------------------------------------------------------
METALS & MINING -- 0.5%
--------------------------------------------------------------------------------
       110,500   Nucor Corp.                                        11,579,295
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.6%
--------------------------------------------------------------------------------
       635,700   NiSource Inc.                                      12,853,854
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.6%
--------------------------------------------------------------------------------
       737,900   Dollar General Corp.                               13,038,693
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.7%
--------------------------------------------------------------------------------
     1,022,800   Xerox Corp.(1)                                     15,546,560
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 12.3%
--------------------------------------------------------------------------------
        56,500   Anadarko Petroleum Corp.                            5,707,065
--------------------------------------------------------------------------------
       845,100   Chevron Corp.                                      48,990,447
--------------------------------------------------------------------------------
       773,200   ConocoPhillips                                     48,827,580
--------------------------------------------------------------------------------
        96,900   Devon Energy Corporation                            5,927,373
--------------------------------------------------------------------------------
     1,589,100   Exxon Mobil Corp.                                  96,712,626
--------------------------------------------------------------------------------
       924,400   Royal Dutch Shell plc ADR                          57,553,150
--------------------------------------------------------------------------------
                                                                   263,718,241
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.4%
--------------------------------------------------------------------------------
       427,300   Weyerhaeuser Co.                                   30,949,339
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 6.5%
--------------------------------------------------------------------------------
       698,300   Abbott Laboratories                                29,656,801
--------------------------------------------------------------------------------
       504,100   Johnson & Johnson                                  29,852,802
--------------------------------------------------------------------------------
       380,200   Merck & Co., Inc.                                  13,394,446
--------------------------------------------------------------------------------
     1,476,200   Pfizer Inc.                                        36,786,904
--------------------------------------------------------------------------------
       597,600   Wyeth                                              28,995,552
--------------------------------------------------------------------------------
                                                                   138,686,505
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 0.7%
--------------------------------------------------------------------------------
       817,800   Intel Corp.                                        15,824,430
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

SOFTWARE -- 2.4%
--------------------------------------------------------------------------------
     1,413,300   Microsoft Corporation                          $   38,455,893
--------------------------------------------------------------------------------
       991,100   Oracle Corp.(1)                                    13,568,159
--------------------------------------------------------------------------------
                                                                    52,024,052
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.0%
--------------------------------------------------------------------------------
       689,200   Gap, Inc. (The)                                    12,874,256
--------------------------------------------------------------------------------
       190,100   Home Depot, Inc. (The)                              8,041,230
--------------------------------------------------------------------------------
                                                                    20,915,486
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
--------------------------------------------------------------------------------
       374,000   Liz Claiborne, Inc.                                15,326,520
--------------------------------------------------------------------------------
       240,500   VF Corp.                                           13,684,450
--------------------------------------------------------------------------------
                                                                    29,010,970
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 4.8%
--------------------------------------------------------------------------------
     1,034,100   Freddie Mac                                        63,080,100
--------------------------------------------------------------------------------
       159,500   MGIC Investment Corp.                              10,627,485
--------------------------------------------------------------------------------
       666,600   Washington Mutual, Inc.                            28,410,492
--------------------------------------------------------------------------------
                                                                   102,118,077
--------------------------------------------------------------------------------
TOBACCO -- 1.4%
--------------------------------------------------------------------------------
       416,800   Altria Group Inc.                                  29,534,448
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES -- 1.0%
--------------------------------------------------------------------------------
       798,500   Sprint Nextel Corp.                                20,633,240
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $1,837,225,295)                                            2,068,424,297
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 4.0%

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 6.00%, 2/15/26,
valued at $86,797,258), in a joint trading
account at 4.45%, dated 3/31/06,
due 4/3/06 (Delivery value $85,131,558)
(Cost $85,100,000)                                                  85,100,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.2%
(Cost $1,922,325,295)                                            2,153,524,297
--------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES -- (0.2)%                                           (4,022,956)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                      $2,149,501,341
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1) Non-income producing.

See Notes to Financial Statements.

------
15

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
16

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                       BEGINNING        ENDING      DURING PERIOD*  ANNUALIZED
                      ACCOUNT VALUE  ACCOUNT VALUE    10/1/05 -       EXPENSE
                         10/1/05        3/31/06         3/31/06       RATIO*
--------------------------------------------------------------------------------
VALUE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,077.00         $5.18          1.00%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,078.00         $4.14          0.80%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,075.70         $6.47          1.25%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,077.00         $6.47          1.25%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,071.80        $10.33          2.00%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,072.20        $10.33          2.00%
--------------------------------------------------------------------------------
R Class                  $1,000       $1,074.30         $7.76          1.50%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,019.95         $5.04          1.00%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,020.94         $4.03          0.80%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,018.70         $6.29          1.25%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,018.70         $6.29          1.25%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,014.96        $10.05          2.00%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,014.96        $10.05          2.00%
--------------------------------------------------------------------------------
R Class                  $1,000       $1,017.45         $7.54          1.50%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(continued)

------
17

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                       BEGINNING        ENDING      DURING PERIOD*  ANNUALIZED
                      ACCOUNT VALUE  ACCOUNT VALUE    10/1/05 -       EXPENSE
                         10/1/05        3/31/06         3/31/06       RATIO*
--------------------------------------------------------------------------------
LARGE COMPANY VALUE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,055.00         $4.25          0.83%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,056.10         $3.23          0.63%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,053.70         $5.53          1.08%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,053.70         $5.53          1.08%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,051.30         $9.36          1.83%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,051.40         $9.36          1.83%
--------------------------------------------------------------------------------
R Class                  $1,000       $1,052.50         $6.81          1.33%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,020.79         $4.18          0.83%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,021.79         $3.18          0.63%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,019.55         $5.44          1.08%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,019.55         $5.44          1.08%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,015.81         $9.20          1.83%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,015.81         $9.20          1.83%
--------------------------------------------------------------------------------
R Class                  $1,000       $1,018.30         $6.69          1.33%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
18

Statement of Assets and Liabilities

MARCH 31, 2006
--------------------------------------------------------------------------------
                                                                    LARGE
                                                  VALUE         COMPANY VALUE
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities -- unaffiliated,
at value (cost of $2,636,331,970 and
$1,922,325,295, respectively) --
including $324,798,828 and
$- of securities on loan, respectively       $2,812,169,745     $2,153,524,297
------------------------------------------
Investment securities -- affiliated,
at value (cost of $54,714,188
and $-, respectively) --
including $39,362,496 and
$- of securities on loan, respectively           56,128,272                 --
------------------------------------------
Investments made with cash collateral
received for securities on loan,
at value (cost of $369,853,257
and $-, respectively)                           369,853,257                 --
--------------------------------------------------------------------------------
Total investment securities, at value
(cost of $3,060,899,415
and $1,922,325,295, respectively)             3,238,151,274      2,153,524,297
------------------------------------------
Receivable for investments sold                  39,314,949          3,652,936
------------------------------------------
Receivable for capital shares sold                  146,227          1,042,705
------------------------------------------
Dividends and interest receivable                 5,003,426          2,659,105
--------------------------------------------------------------------------------
                                              3,282,615,876      2,160,879,043
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received
for securities on loan                          369,853,257                 --
------------------------------------------
Disbursements in excess
of demand deposit cash                            8,096,010          3,275,473
------------------------------------------
Payable for investments purchased                43,893,409          1,626,910
------------------------------------------
Payable for forward foreign
currency exchange contracts                         275,928                 --
------------------------------------------
Payable for capital shares redeemed                  50,292          4,870,999
------------------------------------------
Accrued management fees                           2,343,102          1,402,542
------------------------------------------
Distribution fees payable                            62,185             92,868
------------------------------------------
Service fees (and distribution fees --
A and R Class) payable                               65,170            108,910
--------------------------------------------------------------------------------
                                                424,639,353         11,377,702
--------------------------------------------------------------------------------

NET ASSETS                                   $2,857,976,523     $2,149,501,341
================================================================================

See Notes to Financial Statements.                                   (continued)

------
19

Statement of Assets and Liabilities

MARCH 31, 2006
--------------------------------------------------------------------------------
                                                                    LARGE
                                                  VALUE         COMPANY VALUE
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)      $2,622,421,930     $1,908,829,270
------------------------------------------
Undistributed net investment income               1,425,373            193,725
------------------------------------------
Undistributed net realized gain
on investment and foreign
currency transactions                            57,153,289          9,279,344
------------------------------------------
Net unrealized appreciation
on investments and translation
of assets and liabilities
in foreign currencies                           176,975,931        231,199,002
--------------------------------------------------------------------------------
                                             $2,857,976,523     $2,149,501,341
================================================================================

INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                   $2,296,152,561     $1,112,857,585
------------------------------------------
Shares outstanding                              319,674,520        165,613,689
------------------------------------------
Net asset value per share                             $7.18              $6.72
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                     $254,777,880       $527,109,110
------------------------------------------
Shares outstanding                               35,431,590         78,448,729
------------------------------------------
Net asset value per share                             $7.19              $6.72
--------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                     $214,834,502       $184,601,038
------------------------------------------
Shares outstanding                               29,916,687         27,475,406
------------------------------------------
Net asset value per share                             $7.18              $6.72
--------------------------------------------------------------------------------

A CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                      $65,780,450       $236,313,079
------------------------------------------
Shares outstanding                                9,150,841         35,141,051
------------------------------------------
Net asset value per share                             $7.19              $6.72
------------------------------------------
Maximum offering price
(net asset value divided by 0.9425)                   $7.63              $7.13
--------------------------------------------------------------------------------

B CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                       $7,128,689        $15,954,175
------------------------------------------
Shares outstanding                                  992,663          2,368,209
------------------------------------------
Net asset value per share                             $7.18              $6.74
--------------------------------------------------------------------------------

C CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                      $19,259,321        $61,682,406
------------------------------------------
Shares outstanding                                2,697,600          9,181,432
------------------------------------------
Net asset value per share                             $7.14              $6.72
--------------------------------------------------------------------------------

R CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                          $43,120        $10,983,948
------------------------------------------
Shares outstanding                                    6,004          1,634,359
------------------------------------------
Net asset value per share                             $7.18              $6.72
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
20

Statement of Operations

YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------
                                                                    LARGE
                                                  VALUE         COMPANY VALUE
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
------------------------------------------
Dividends (including $130,566
from affiliates in Value and net
of foreign taxes withheld of $513,716
and $355,565, respectively)                   $  74,832,151       $ 44,539,112
------------------------------------------
Interest                                          2,970,697          3,087,384
------------------------------------------
Securities lending                                  389,494                 --
--------------------------------------------------------------------------------
                                                 78,192,342         47,626,496
--------------------------------------------------------------------------------
EXPENSES:
------------------------------------------
Management fees                                  27,601,592         14,026,998
------------------------------------------
Distribution fees:
------------------------------------------
  Advisor Class                                     592,879            377,365
------------------------------------------
  B Class                                            46,133            111,941
------------------------------------------
  C Class                                           127,474            402,028
------------------------------------------
Service fees:
------------------------------------------
  Advisor Class                                     592,879            377,365
------------------------------------------
  B Class                                            15,378             37,314
------------------------------------------
  C Class                                            42,491            134,009
------------------------------------------
Service and distribution fees:
------------------------------------------
  A Class                                           149,873            664,302
------------------------------------------
  R Class                                                95             36,651
------------------------------------------
Directors' fees and expenses                         54,311             38,589
------------------------------------------
Other expenses                                       15,231              8,560
--------------------------------------------------------------------------------
                                                 29,238,336         16,215,122
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                            48,954,006         31,411,374
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
------------------------------------------
Investment transactions (including
$41,101 from affiliates in Value)               292,917,110         43,968,820
------------------------------------------
Foreign currency transactions                    11,802,230                 --
--------------------------------------------------------------------------------
                                                304,719,340         43,968,820
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
------------------------------------------
Investments                                     (79,936,181)        92,216,915
------------------------------------------
Translation of assets and liabilities
in foreign currencies                               666,579                 --
--------------------------------------------------------------------------------
                                                (79,269,602)        92,216,915
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)         225,449,738        136,185,735
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                      $274,403,744       $167,597,109
================================================================================

See Notes to Financial Statements.

------
21

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2006 AND MARCH 31, 2005
--------------------------------------------------------------------------------------------------
                                              VALUE                     LARGE COMPANY VALUE
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS     2006             2005             2006            2005
--------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------
Net investment income          $   48,954,006   $   31,256,151   $   31,411,374   $   18,474,038
-----------------------------
Net realized gain (loss)          304,719,340      282,207,252       43,968,820       16,666,492
-----------------------------
Change in net unrealized
appreciation (depreciation)       (79,269,602)     (52,516,959)      92,216,915       68,357,515
--------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets
resulting from operations         274,403,744      260,946,444      167,597,109      103,498,045
--------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
From net investment income:
-----------------------------
  Investor Class                  (32,771,884)     (25,832,210)     (15,442,795)      (8,417,141)
-----------------------------
  Institutional Class              (4,697,967)      (3,092,567)      (9,298,838)      (6,012,315)
-----------------------------
  Advisor Class                    (2,745,701)      (1,784,966)      (2,311,143)      (1,000,392)
-----------------------------
  A Class                            (724,249)        (266,658)      (3,803,337)      (2,613,870)
-----------------------------
  B Class                             (27,342)         (10,572)        (104,661)         (75,779)
-----------------------------
  C Class                             (76,052)         (25,282)        (387,804)        (179,959)
-----------------------------
  R Class                                (236)               --        (104,920)         (20,798)
-----------------------------
From net realized gains:
-----------------------------
  Investor Class                 (216,094,034)    (293,840,570)     (21,453,038)      (1,622,873)
-----------------------------
  Institutional Class             (28,509,415)     (26,249,192)     (11,140,239)      (1,122,315)
-----------------------------
  Advisor Class                   (23,330,512)     (29,182,366)      (4,046,684)        (244,061)
-----------------------------
  A Class                          (5,863,978)      (5,061,858)      (6,211,637)        (626,207)
-----------------------------
  B Class                            (623,983)        (546,505)        (358,813)         (35,557)
-----------------------------
  C Class                          (1,709,591)      (1,292,940)      (1,328,403)         (76,781)
-----------------------------
  R Class                              (2,371)               --        (243,871)          (5,230)
--------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions               (317,177,315)    (387,185,686)     (76,236,183)     (22,053,278)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets
from capital
share transactions                 29,198,323      194,734,618      554,377,683      791,902,809
--------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                     (13,575,248)      68,495,376      645,738,609      873,347,576

NET ASSETS
--------------------------------------------------------------------------------------------------
Beginning of period             2,871,551,771    2,803,056,395    1,503,762,732      630,415,156
--------------------------------------------------------------------------------------------------
End of period                  $2,857,976,523   $2,871,551,771   $2,149,501,341   $1,503,762,732
==================================================================================================

Accumulated undistributed
net investment income (loss)       $1,425,373      $(6,494,475)        $193,725         $235,849
==================================================================================================

See Notes to Financial Statements.

------
22

Notes to Financial Statements

MARCH 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Value Fund (Value) and Large Company
Value Fund (Large Company Value) (collectively, the funds) are two funds in a series issued by the corporation. The funds are diversified under the 1940 Act.
The funds' investment objectives are long-term capital growth. The production of income is a secondary objective. The funds seek to achieve their investment objective by investing in stocks of companies that management believes to be undervalued at the time of purchase. Value invests in companies of all sizes and
Large Company Value invests primarily in larger companies. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class, the C Class
and the R Class. The A Class may incur an initial sales charge. The A Class, B
Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of Value's R Class commenced on July
29, 2005.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- Value may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. Value continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

OPTIONS CONTRACTS -- The funds may purchase put options in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into options contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put options.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a

(continued)

------
23

Notes to Financial Statements

MARCH 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
24

Notes to Financial Statements

MARCH 31, 2006

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of Value is as follows:

--------------------------------------------------------------------------------
                             INVESTOR,
                            A, B, C & R       INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $2.5 billion             1.00%              0.80%              0.75%
--------------------------------------------------------------------------------
Next $2.5 billion              0.95%              0.75%              0.70%
--------------------------------------------------------------------------------
Next $2.5 billion              0.90%              0.70%              0.65%
--------------------------------------------------------------------------------
Over $7.5 billion              0.85%              0.65%              0.60%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Large Company Value is as follows:

--------------------------------------------------------------------------------
                             INVESTOR,
                            A, B, C & R       INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion               0.90%              0.70%              0.65%
--------------------------------------------------------------------------------
Next $4 billion                0.80%              0.60%              0.55%
--------------------------------------------------------------------------------
Over $5 billion                0.70%              0.50%              0.45%
--------------------------------------------------------------------------------

For the year ended March 31, 2006, the effective annual management fee for each class of each fund was as follows:

--------------------------------------------------------------------------------
                             INVESTOR,
                            A, B, C & R       INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
Value                          0.99%              0.79%              0.74%
--------------------------------------------------------------------------------
Large Company Value            0.84%              0.64%              0.59%
--------------------------------------------------------------------------------

(continued)

------
25

Notes to Financial Statements

MARCH 31, 2006

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class, C Class and R Class
(collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                       ADVISOR                   B & C
--------------------------------------------------------------------------------
Distribution Fee                        0.25%                    0.75%
--------------------------------------------------------------------------------
Service Fee                             0.25%                    0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class and the R Class will pay ACIS an annual distribution and service fee of 0.25% for the A Class and 0.50% for the R Class.
The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A,
B, C and R Class shares. Fees incurred under the plans during the year ended
March 31, 2006, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The funds have a bank line of credit agreement and Value has a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
March 31, 2006, were as follows:

--------------------------------------------------------------------------------
                                             VALUE        LARGE COMPANY VALUE
--------------------------------------------------------------------------------
Purchases                               $3,772,633,570        $767,707,812
--------------------------------------------------------------------------------
Proceeds from sales                     $4,018,188,752        $273,504,520
--------------------------------------------------------------------------------

(continued)

------
26

Notes to Financial Statements

MARCH 31, 2006

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

------------------------------------------------------------------------------------------------
                                         VALUE                       LARGE COMPANY VALUE
------------------------------------------------------------------------------------------------
                                SHARES           AMOUNT            SHARES           AMOUNT
------------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
SHARES AUTHORIZED             700,000,000                        350,000,000
================================================================================================
Sold                           43,119,632     $ 314,371,865       91,117,766     $ 598,037,082
----------------------------
Issued in reinvestment
of distributions               33,557,402       235,393,984        4,263,621        28,169,196
----------------------------
Redeemed                      (73,799,897)     (537,333,741)     (32,941,164)     (214,740,236)
------------------------------------------------------------------------------------------------
Net increase (decrease)         2,877,137     $  12,432,108       62,440,223     $ 411,466,042
================================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED             900,000,000                        225,000,000
================================================================================================
Sold                           54,137,079     $ 413,341,905       57,321,994      $356,142,315
----------------------------
Issued in reinvestment
of distributions               43,471,448       311,757,276        1,161,249         7,305,324
----------------------------
Redeemed                      (59,706,385)     (458,369,768)     (14,773,794)      (90,395,543)
------------------------------------------------------------------------------------------------
Net increase (decrease)        37,902,142     $ 266,729,413       43,709,449      $273,052,096
================================================================================================

INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
SHARES AUTHORIZED             100,000,000                        200,000,000
================================================================================================
Sold                           11,548,124     $  84,938,821       20,730,996      $135,536,783
----------------------------
Issued in reinvestment
of distributions                4,514,603        31,717,605        2,692,717        17,772,012
----------------------------
Redeemed                      (15,047,934)     (108,537,853)     (13,605,460)      (89,433,410)
------------------------------------------------------------------------------------------------
Net increase (decrease)         1,014,793     $   8,118,573        9,818,253      $ 63,875,385
================================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED             100,000,000                        150,000,000
================================================================================================
Sold                           13,241,759      $ 99,555,877       50,249,305      $307,944,753
----------------------------
Issued in reinvestment
of distributions                4,026,704        28,975,346        1,080,815         6,811,517
----------------------------
Redeemed                      (11,760,861)      (91,132,852)      (8,425,071)      (52,473,492)
------------------------------------------------------------------------------------------------
Net increase (decrease)         5,507,602      $ 37,398,371       42,905,049      $262,282,778
================================================================================================

ADVISOR CLASS
------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
SHARES AUTHORIZED             100,000,000                         75,000,000
================================================================================================
Sold                           13,059,362     $  95,475,383       18,230,841      $119,571,240
----------------------------
Issued in reinvestment
of distributions                3,705,239        25,960,487          783,697         5,171,434
----------------------------
Redeemed                      (19,275,511)     (139,099,076)      (7,911,997)      (51,980,902)
------------------------------------------------------------------------------------------------
Net increase (decrease)        (2,510,910)    $ (17,663,206)      11,102,541      $ 72,761,772
================================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED             150,000,000                         50,000,000
================================================================================================
Sold                           17,999,184     $ 138,240,317       14,856,722      $ 91,116,353
----------------------------
Issued in reinvestment
of distributions                4,252,150        30,453,455          152,991           968,407
----------------------------
Redeemed                      (42,086,922)     (324,135,711)      (1,905,518)      (11,849,450)
------------------------------------------------------------------------------------------------
Net increase (decrease)       (19,835,588)    $(155,441,939)      13,104,195      $ 80,235,310
================================================================================================

(continued)

------
27

Notes to Financial Statements

MARCH 31, 2006

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

------------------------------------------------------------------------------------------------
                                         VALUE                       LARGE COMPANY VALUE
------------------------------------------------------------------------------------------------
                                SHARES           AMOUNT            SHARES           AMOUNT
------------------------------------------------------------------------------------------------
A CLASS
------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
SHARES AUTHORIZED              30,000,000                        150,000,000
================================================================================================
Sold                            5,161,842      $ 37,818,901       13,583,744     $  88,538,780
----------------------------
Issued in reinvestment
of distributions                  914,066         6,413,949        1,458,382         9,630,963
----------------------------
Redeemed                       (3,533,167)      (25,776,750)     (18,278,868)     (120,693,935)
------------------------------------------------------------------------------------------------
Net increase (decrease)         2,542,741      $ 18,456,100       (3,236,742)    $ (22,524,192)
================================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED              50,000,000                        100,000,000
================================================================================================
Sold                            4,931,624      $ 37,824,307       26,778,812      $164,683,249
----------------------------
Issued in reinvestment
of distributions                  721,822         5,166,206          500,422         3,159,614
----------------------------
Redeemed                         (991,741)       (7,378,593)      (4,528,289)      (28,040,263)
------------------------------------------------------------------------------------------------
Net increase (decrease)         4,661,705      $ 35,611,920       22,750,945      $139,802,600
================================================================================================

B CLASS
------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
SHARES AUTHORIZED              10,000,000                         10,000,000
================================================================================================
Sold                              310,422        $2,262,823          508,475       $ 3,307,847
----------------------------
Issued in reinvestment
of distributions                   81,717           570,374           59,148           391,161
----------------------------
Redeemed                          (91,648)         (663,355)        (230,067)       (1,510,396)
------------------------------------------------------------------------------------------------
Net increase (decrease)           300,491        $2,169,842          337,556       $ 2,188,612
================================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED              10,000,000                         10,000,000
================================================================================================
Sold                              305,161        $2,320,112        1,158,139        $7,071,961
----------------------------
Issued in reinvestment
of distributions                   71,921           513,678           15,674            98,984
----------------------------
Redeemed                          (28,415)         (209,838)         (97,985)         (611,379)
------------------------------------------------------------------------------------------------
Net increase (decrease)           348,667        $2,623,952        1,075,828        $6,559,566
================================================================================================

C CLASS
------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
SHARES AUTHORIZED              10,000,000                         20,000,000
================================================================================================
Sold                            1,037,300       $ 7,488,814        3,927,851       $25,566,260
----------------------------
Issued in reinvestment
of distributions                  202,237         1,403,553           98,202           648,301
----------------------------
Redeemed                         (451,755)       (3,251,576)      (1,229,085)       (8,077,706)
------------------------------------------------------------------------------------------------
Net increase (decrease)           787,782       $ 5,640,791        2,796,968       $18,136,855
================================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED              20,000,000                         15,000,000
================================================================================================
Sold                            1,036,747       $ 7,771,690        4,899,475       $30,517,204
----------------------------
Issued in reinvestment
of distributions                  166,121         1,179,861           22,275           140,307
----------------------------
Redeemed                         (152,244)       (1,138,650)        (408,986)       (2,529,253)
------------------------------------------------------------------------------------------------
Net increase (decrease)         1,050,624       $ 7,812,901        4,512,764       $28,128,258
================================================================================================

(continued)

------
28

Notes to Financial Statements

MARCH 31, 2006

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

------------------------------------------------------------------------------------------------
                                         VALUE                       LARGE COMPANY VALUE
------------------------------------------------------------------------------------------------
                                SHARES           AMOUNT            SHARES           AMOUNT
------------------------------------------------------------------------------------------------
R CLASS
------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006(1)
SHARES AUTHORIZED              5,000,000                          10,000,000
================================================================================================
Sold                               5,632            $41,508        1,464,596       $ 9,553,434
----------------------------
Issued in reinvestment
of distributions                     372              2,607           52,802           348,791
----------------------------
Redeemed                              --                 --         (218,264)       (1,429,016)
------------------------------------------------------------------------------------------------
Net increase (decrease)            6,004            $44,115        1,299,134       $ 8,473,209
================================================================================================
YEAR ENDED MARCH 31, 2005
Shares Authorized                    N/A                          10,000,000
================================================================================================
Sold                                                                 323,617        $1,949,168
----------------------------
Issued in reinvestment
of distributions                                                       4,149            26,028
----------------------------
Redeemed                                                             (21,103)         (132,995)
------------------------------------------------------------------------------------------------
Net increase (decrease)                                              306,663        $1,842,201
================================================================================================

(1) July 29, 2005 (commencement of sale) through March 31, 2006 for Value.

5. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the year ended March 31, 2006 follows:

----------------------------------------------------------------------------------------------------------
                                                                                          3/31/06
                      SHARE BALANCE  PURCHASE      SALES      REALIZED    DIVIDEND    SHARE      MARKET
                        03/31/05       COST         COST     GAIN (LOSS)   INCOME    BALANCE     VALUE
----------------------------------------------------------------------------------------------------------
Minerals
Technologies Inc.(1)     259,992    $45,845,766  $5,446,027    $41,101    $130,566   960,936  $56,128,272
==========================================================================================================

(1) Security, or a portion thereof, was on loan as of March 31, 2006.

(continued)

------
29

Notes to Financial Statements

MARCH 31, 2006

6. SECURITIES LENDING

As of March 31, 2006, securities in Value valued at $364,161,324, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was
$369,853,257. Value's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
If the borrower defaults, receipt of the collateral by Value may be delayed or limited.

7. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from $575,000,000 effective December 14, 2005. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions.
Borrowings under the agreement bear interest at the Federal Funds rate plus
0.50%. The funds did not borrow from the line during the year ended March 31,
2006.

8. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended March 31, 2006 and March 31, 2005 were as follows:

------------------------------------------------------------------------------------
                                      VALUE                 LARGE COMPANY VALUE
------------------------------------------------------------------------------------
                               2006           2005           2006          2005
------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
------------------------------------------------------------------------------------
Ordinary income            $181,298,865   $210,162,524   $51,706,096   $19,004,026
------------------------------------------------------------------------------------
Long-term capital gains    $135,878,450   $177,023,162   $24,530,087   $ 3,049,252
------------------------------------------------------------------------------------

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

(continued)

------
30

Notes to Financial Statements

MARCH 31, 2006

8. FEDERAL TAX INFORMATION (CONTINUED)

As of March 31, 2006, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
                                                                     LARGE
                                                    VALUE        COMPANY VALUE
--------------------------------------------------------------------------------
Federal tax cost of investments                $3,121,379,320   $1,924,007,575
================================================================================
Gross tax appreciation of investments            $175,641,540     $257,103,684
---------------------------------------------
Gross tax depreciation of investments             (58,869,586)     (27,586,962)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation)
of investments                                   $116,771,954     $229,516,722
================================================================================
Undistributed ordinary income                     $51,461,758       $7,027,638
---------------------------------------------
Accumulated long-term gains                       $67,320,881       $4,127,711
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts.

9. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds hereby designate capital gain dividends for the fiscal year ended
March 31, 2006, as follows:

--------------------------------------------------------------------------------
                 VALUE                             LARGE COMPANY VALUE
--------------------------------------------------------------------------------
             $135,878,450                              $24,530,087
--------------------------------------------------------------------------------

For corporate taxpayers, the following ordinary income distributions paid during the fiscal year ended March 31, 2006, qualify for the corporate dividends received deduction.

--------------------------------------------------------------------------------
                 VALUE                             LARGE COMPANY VALUE
--------------------------------------------------------------------------------
              $86,313,967                              $47,047,819
--------------------------------------------------------------------------------

The funds hereby designate qualified dividend income for the fiscal year ended
March 31, 2006, as follows:

--------------------------------------------------------------------------------
                 VALUE                             LARGE COMPANY VALUE
--------------------------------------------------------------------------------
              $49,090,464                              $49,603,700
--------------------------------------------------------------------------------

The funds hereby designate qualified short-term capital gain distributions for the purpose of Internal Revenue Code Section 871 for the fiscal year ended March
31, 2006, as follows:

--------------------------------------------------------------------------------
                 VALUE                             LARGE COMPANY VALUE
--------------------------------------------------------------------------------
             $140,255,434                              $20,252,598
--------------------------------------------------------------------------------

------
31

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
--------------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------------
                         2006         2005         2004         2003         2002
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period     $7.31        $7.72        $5.61        $7.19        $6.27
--------------------------------------------------------------------------------------
Income From
Investment
Operations
---------------------
  Net Investment
  Income (Loss)(1)       0.12         0.09         0.09         0.07         0.08
---------------------
  Net Realized
  and Unrealized
  Gain (Loss)            0.57         0.64         2.18        (1.48)        1.03
--------------------------------------------------------------------------------------
  Total From
  Investment
  Operations             0.69         0.73         2.27        (1.41)        1.11
--------------------------------------------------------------------------------------
Distributions
---------------------
  From Net
  Investment
  Income                (0.10)       (0.09)       (0.08)       (0.07)       (0.08)
---------------------
  From Net
  Realized Gains        (0.72)       (1.05)       (0.08)       (0.10)       (0.11)
--------------------------------------------------------------------------------------
  Total
  Distributions         (0.82)       (1.14)       (0.16)       (0.17)       (0.19)
--------------------------------------------------------------------------------------
Net Asset Value,
End of Period           $7.18        $7.31        $7.72        $5.61        $7.19
======================================================================================
  TOTAL RETURN(2)        9.89%        9.95%       40.66%      (19.85)%      17.96%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets               0.99%        0.99%        1.00%        1.00%        1.00%
---------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets               1.71%        1.16%        1.26%        1.19%        1.11%
---------------------
Portfolio
Turnover Rate             134%         130%         122%         102%         151%
---------------------
Net Assets,
End of Period
(in thousands)        $2,296,153   $2,315,507   $2,152,265   $1,552,632   $2,068,901
--------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
32

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
--------------------------------------------------------------------------------
                                         INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                         2006        2005        2004        2003        2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period     $7.32       $7.72       $5.61       $7.20       $6.27
--------------------------------------------------------------------------------
Income From
Investment
Operations
---------------------
  Net Investment
  Income (Loss)(1)       0.14        0.10        0.10        0.09        0.09
---------------------
  Net Realized
  and Unrealized
  Gain (Loss)            0.57        0.65        2.18       (1.50)       1.04
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations             0.71        0.75        2.28       (1.41)       1.13
--------------------------------------------------------------------------------
Distributions
---------------------
  From Net
  Investment
  Income                (0.12)      (0.10)      (0.09)      (0.08)      (0.09)
---------------------
  From Net
  Realized Gains        (0.72)      (1.05)      (0.08)      (0.10)      (0.11)
--------------------------------------------------------------------------------
  Total
  Distributions         (0.84)      (1.15)      (0.17)      (0.18)      (0.20)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period           $7.19       $7.32       $7.72       $5.61       $7.20
================================================================================
  TOTAL RETURN(2)       10.10%      10.30%      40.93%     (19.70)%     18.19%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets               0.79%       0.79%       0.80%       0.80%       0.80%
---------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets               1.91%       1.36%       1.46%       1.38%       1.31%
---------------------
Portfolio
Turnover Rate             134%        130%        122%        102%        151%
---------------------
Net Assets,
End of Period
(in thousands)         $254,778    $251,812    $223,282    $179,196    $226,681
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
33

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
--------------------------------------------------------------------------------
                                             ADVISOR CLASS
--------------------------------------------------------------------------------
                         2006        2005        2004        2003        2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period     $7.31       $7.72       $5.60       $7.19       $6.27
--------------------------------------------------------------------------------
Income From
Investment
Operations
---------------------
  Net Investment
  Income (Loss)(1)       0.10        0.07        0.07        0.06        0.06
---------------------
  Net Realized
  and Unrealized
  Gain (Loss)            0.57        0.64        2.19       (1.49)       1.03
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations             0.67        0.71        2.26       (1.43)       1.09
--------------------------------------------------------------------------------
Distributions
---------------------
  From Net
  Investment
  Income                (0.08)      (0.07)      (0.06)      (0.06)      (0.06)
---------------------
  From Net
  Realized Gains        (0.72)      (1.05)      (0.08)      (0.10)      (0.11)
--------------------------------------------------------------------------------
  Total
  Distributions         (0.80)      (1.12)      (0.14)      (0.16)      (0.17)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period           $7.18       $7.31       $7.72       $5.60       $7.19
================================================================================
  TOTAL RETURN(2)        9.61%       9.67%      40.56%     (20.07)%     17.51%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets               1.24%       1.24%       1.25%       1.25%       1.25%
---------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets               1.46%       0.91%       1.01%       0.94%       0.86%
---------------------
Portfolio
Turnover Rate             134%        130%        122%        102%        151%
---------------------
Net Assets,
End of Period
(in thousands)         $214,835    $236,960    $403,212    $210,984    $208,311
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
34

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                    A CLASS
--------------------------------------------------------------------------------
                                   2006        2005        2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $7.31       $7.72       $5.60       $5.77
--------------------------------------------------------------------------------
Income From Investment
Operations
-------------------------------
  Net Investment
  Income (Loss)(2)                 0.11        0.07        0.07        0.01
-------------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                      0.57        0.64        2.19       (0.16)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations                       0.68        0.71        2.26       (0.15)
--------------------------------------------------------------------------------
Distributions
-------------------------------
 From Net
  Investment Income               (0.08)      (0.07)      (0.06)      (0.02)
-------------------------------
  From Net
  Realized Gains                  (0.72)      (1.05)      (0.08)        --
--------------------------------------------------------------------------------
  Total Distributions             (0.80)      (1.12)      (0.14)      (0.02)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $7.19       $7.31       $7.72       $5.60
================================================================================
  TOTAL RETURN(3)                  9.75%       9.67%      40.55%      (2.67)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              1.24%       1.24%       1.25%      1.25%(4)
-------------------------------
Ratio of Net Investment
Income (Loss) to Average
Net Assets                         1.46%       0.91%       1.01%      0.62%(4)
-------------------------------
Portfolio Turnover Rate             134%        130%        122%       102%(5)
-------------------------------
Net Assets, End of Period
(in thousands)                   $65,780     $48,330     $15,029       $385
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
35

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                  B CLASS
--------------------------------------------------------------------------------
                                 2006        2005        2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $7.31       $7.73       $5.61        $5.77
--------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment
  Income (Loss)(2)               0.05        0.01        0.01         --(3)
-----------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                    0.57        0.65        2.20        (0.15)
--------------------------------------------------------------------------------
  Total From
  Investment Operations          0.62        0.66        2.21        (0.15)
--------------------------------------------------------------------------------
Distributions
-----------------------------
  From Net
  Investment Income             (0.03)      (0.03)      (0.01)       (0.01)
-----------------------------
  From Net
  Realized Gains                (0.72)      (1.05)      (0.08)         --
--------------------------------------------------------------------------------
  Total Distributions           (0.75)      (1.08)      (0.09)       (0.01)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $7.18       $7.31       $7.73        $5.61
================================================================================
  TOTAL RETURN(4)                8.81%       8.93%      39.51%       (2.59)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets            1.99%       1.99%       2.00%     1.98%(5)(6)
-----------------------------
Ratio of Net Investment
Income (Loss) to Average
Net Assets                       0.71%       0.16%       0.26%   (0.17)%(5)(6)
-----------------------------
Portfolio Turnover Rate           134%        130%        122%         102%(7)
-----------------------------
Net Assets, End of Period
(in thousands)                  $7,129      $5,059      $2,656          $91
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees. Had fees not been waived, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment loss to average net assets would have been 2.00% and
    (0.19)%, respectively.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
36

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                               C CLASS
--------------------------------------------------------------------------------
                           2006       2005       2004       2003      2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period       $7.27      $7.70      $5.58      $7.18      $6.90
--------------------------------------------------------------------------------
Income From
Investment
Operations
-----------------------
  Net Investment
  Income (Loss)(2)         0.05       0.01       0.02       0.01        --(3)
-----------------------
  Net Realized
  and Unrealized
  Gain (Loss)              0.57       0.64       2.19      (1.50)      0.42
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations               0.62       0.65       2.21      (1.49)      0.42
--------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income       (0.03)     (0.03)     (0.01)     (0.01)     (0.03)
-----------------------
  From Net
  Realized Gains          (0.72)     (1.05)     (0.08)     (0.10)     (0.11)
--------------------------------------------------------------------------------
  Total
  Distributions           (0.75)     (1.08)     (0.09)     (0.11)     (0.14)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period             $7.14      $7.27      $7.70      $5.58      $7.18
================================================================================
  TOTAL RETURN(4)          8.87%      8.84%     39.73%    (20.90)%     6.33%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                 1.99%      1.99%      2.00%      2.00%    2.00%(5)
-----------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets                 0.71%      0.16%      0.26%      0.19%   (0.06)%(5)
-----------------------
Portfolio
Turnover Rate               134%       130%       122%       102%      151%(6)
-----------------------
Net Assets,
End of Period
(in thousands)           $19,259    $13,885     $6,613     $2,461     $1,866
--------------------------------------------------------------------------------

(1) June 4, 2001 (commencement of sale) through March 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
37

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       R CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $7.60
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------------
 Net Investment Income (Loss)(2)                                        0.06
-------------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                                0.29
--------------------------------------------------------------------------------
 Total From Investment Operations                                       0.35
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------------
 From Net Investment Income                                            (0.05)
-------------------------------------------------------------------
 From Net Realized Gains                                               (0.72)
--------------------------------------------------------------------------------
 Total Distributions                                                   (0.77)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $7.18
================================================================================
 TOTAL RETURN(3)                                                        4.99%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.49%(4)
-------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets           1.17%(4)
-------------------------------------------------------------------
Portfolio Turnover Rate                                                134%(5)
-------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $43
--------------------------------------------------------------------------------

(1) July 29, 2005 (commencement of sale) through March 31, 2006.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2006.

See Notes to Financial Statements.

------
38

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
--------------------------------------------------------------------------------
                                             INVESTOR CLASS
--------------------------------------------------------------------------------
                         2006        2005        2004        2003        2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period     $6.39       $5.89       $4.29       $5.53       $5.08
--------------------------------------------------------------------------------
Income From
Investment
Operations
---------------------
  Net Investment
  Income (Loss)(1)       0.12        0.12        0.09        0.08        0.07
---------------------
  Net Realized
  and Unrealized
  Gain (Loss)            0.47        0.51        1.59       (1.25)       0.45
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations             0.59        0.63        1.68       (1.17)       0.52
--------------------------------------------------------------------------------
Distributions
---------------------
  From Net
  Investment
  Income                (0.11)      (0.11)      (0.08)      (0.07)      (0.07)
---------------------
  From Net
  Realized Gains        (0.15)      (0.02)        --          --          --
--------------------------------------------------------------------------------
  Total
  Distributions         (0.26)      (0.13)      (0.08)      (0.07)      (0.07)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period           $6.72       $6.39       $5.89       $4.29       $5.53
================================================================================
  TOTAL RETURN(2)        9.44%      10.73%      39.34%     (21.19)%     10.20%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets               0.84%       0.87%       0.90%       0.90%       0.90%
---------------------
Ratio of Net
---------------------
Investment Income
(Loss) to Average
Net Assets               1.75%       1.90%       1.58%       1.75%       1.34%
---------------------
Portfolio
Turnover Rate              16%         18%         14%         30%         34%
---------------------
Net Assets,
End of Period
(in thousands)        $1,112,858   $659,277    $350,516    $152,641     $69,961
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
39

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                          INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                         2006        2005        2004        2003       2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period     $6.39       $5.89       $4.29       $5.53       $5.44
--------------------------------------------------------------------------------
Income From
Investment
Operations
---------------------
  Net Investment
  Income (Loss)(2)       0.13        0.13        0.10        0.09        0.06
---------------------
  Net Realized
  and Unrealized
  Gain (Loss)            0.47        0.51        1.59       (1.25)       0.08
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations             0.60        0.64        1.69       (1.16)       0.14
--------------------------------------------------------------------------------
Distributions
---------------------
  From Net
  Investment
  Income                (0.12)      (0.12)      (0.09)      (0.08)      (0.05)
---------------------
  From Net
  Realized Gains        (0.15)      (0.02)        --          --          --
--------------------------------------------------------------------------------
  Total
  Distributions         (0.27)      (0.14)      (0.09)      (0.08)      (0.05)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period           $6.72       $6.39       $5.89       $4.29       $5.53
================================================================================
  TOTAL RETURN(3)        9.65%      10.94%      39.61%     (21.03)%      2.69%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets               0.64%       0.67%       0.70%       0.70%     0.70%(4)
---------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets               1.95%       2.10%       1.78%       1.95%     1.74%(4)
---------------------
Portfolio
Turnover Rate             16%         18%         14%         30%       34%(5)
---------------------
Net Assets,
End of Period
(in thousands)         $527,109    $438,518    $151,622    $21,110      $2,632
--------------------------------------------------------------------------------

(1) August 10, 2001 (commencement of sale) through March 31, 2002.

(2) Computed using the average shares throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
40

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
--------------------------------------------------------------------------------
                                             ADVISOR CLASS
--------------------------------------------------------------------------------
                         2006        2005        2004        2003        2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period     $6.39       $5.89       $4.29       $5.53       $5.08
--------------------------------------------------------------------------------
Income From
Investment
Operations
---------------------
  Net Investment
  Income (Loss)(1)       0.10        0.10        0.07        0.07        0.06
---------------------
  Net Realized
  and Unrealized
  Gain (Loss)            0.47        0.51        1.60       (1.25)       0.44
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations             0.57        0.61        1.67       (1.18)       0.50
--------------------------------------------------------------------------------
Distributions
---------------------
  From Net
  Investment
  Income                (0.09)      (0.09)      (0.07)      (0.06)      (0.05)
---------------------
  From Net
  Realized Gains        (0.15)      (0.02)        --          --          --
--------------------------------------------------------------------------------
  Total
  Distributions         (0.24)      (0.11)      (0.07)      (0.06)      (0.05)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period           $6.72       $6.39       $5.89       $4.29       $5.53
================================================================================
  TOTAL RETURN(2)        9.17%      10.45%      38.99%     (21.38)%      9.93%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets               1.09%       1.12%       1.15%       1.15%       1.15%
---------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets               1.50%       1.65%       1.33%       1.50%       1.09%
---------------------
Portfolio
Turnover Rate              16%         18%         14%         30%         34%
---------------------
Net Assets,
End of Period
(in thousands)         $184,601    $104,612    $19,265      $1,090         $6
--------------------------------------------------------------------------------

(1) Computed using the average shares throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
41

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                  A CLASS
--------------------------------------------------------------------------------
                                 2006        2005        2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $6.39       $5.90       $4.29       $4.46
--------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment
  Income (Loss)(2)               0.10        0.10        0.07        0.01
-----------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                    0.47        0.50        1.61       (0.17)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations                     0.57        0.60        1.68       (0.16)
--------------------------------------------------------------------------------
Distributions
-----------------------------
  From Net
  Investment
  Income                        (0.09)      (0.09)      (0.07)      (0.01)
-----------------------------
  From Net
  Realized Gains                (0.15)      (0.02)        --          --
--------------------------------------------------------------------------------
  Total
  Distributions                 (0.24)      (0.11)      (0.07)      (0.01)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $6.72       $6.39       $5.90       $4.29
================================================================================
  TOTAL RETURN(3)                9.16%      10.25%      39.22%      (3.49)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       1.09%       1.12%       1.15%     1.15%(4)
-----------------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets                       1.50%       1.65%       1.33%     1.79%(4)
-----------------------------
Portfolio Turnover Rate            16%         18%         14%       30%(5)
-----------------------------
Net Assets, End of Period
(in thousands)                 $236,313    $245,416    $92,171      $3,733
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
42

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                 B CLASS
--------------------------------------------------------------------------------
                                 2006        2005        2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $6.41       $5.91       $4.29        $4.46
--------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment
  Income (Loss)(2)               0.05        0.05        0.03        0.01
-----------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                    0.47        0.52        1.62       (0.17)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations                     0.52        0.57        1.65       (0.16)
--------------------------------------------------------------------------------
Distributions
-----------------------------
  From Net
  Investment
  Income                        (0.04)      (0.05)      (0.03)      (0.01)
-----------------------------
  From Net
  Realized Gains                (0.15)      (0.02)        --          --
--------------------------------------------------------------------------------
  Total
  Distributions                 (0.19)      (0.07)      (0.03)      (0.01)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $6.74       $6.41       $5.91        $4.29
================================================================================
  TOTAL RETURN(3)                8.33%       9.59%      38.41%      (3.58)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       1.84%       1.87%       1.90%    1.88%(4)(5)
-----------------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets                       0.75%       0.90%       0.58%    0.74%(4)(5)
-----------------------------
Portfolio Turnover Rate            16%         18%         14%       30%(6)
-----------------------------
Net Assets, End of Period
(in thousands)                 $15,954     $13,009      $5,642        $88
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees. Had fees not been waived, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income to average net assets would have been 1.90%
    and 0.72%, respectively.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
43

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                               C CLASS
--------------------------------------------------------------------------------
                         2006        2005        2004        2003       2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period     $6.39       $5.89       $4.28       $5.53       $5.14
--------------------------------------------------------------------------------
Income From
Investment
Operations
---------------------
  Net Investment
  Income (Loss)(2)       0.05        0.05        0.03        0.03        0.01
---------------------
  Net Realized
  and Unrealized
  Gain (Loss)            0.47        0.52        1.61       (1.25)       0.39
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations             0.52        0.57        1.64       (1.22)       0.40
--------------------------------------------------------------------------------
Distributions
---------------------
  From Net
  Investment
  Income                (0.04)      (0.05)      (0.03)      (0.03)      (0.01)
---------------------
  From Net
  Realized Gains        (0.15)      (0.02)        --          --          --
--------------------------------------------------------------------------------
  Total
  Distributions         (0.19)      (0.07)      (0.03)      (0.03)      (0.01)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period           $6.72       $6.39       $5.89       $4.28       $5.53
================================================================================
  TOTAL RETURN(3)        8.35%       9.62%      38.27%     (22.13)%      7.78%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets               1.84%       1.87%       1.90%       1.90%     1.90%(4)
---------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets               0.75%       0.90%       0.58%       0.75%     0.33%(4)
---------------------
Portfolio
Turnover Rate             16%         18%         14%         30%       34%(5)
---------------------
Net Assets,
End of Period
(in thousands)         $61,682     $40,789     $11,030      $1,163       $257
--------------------------------------------------------------------------------

(1) November 7, 2001 (commencement of sale) through March 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
44

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                       R CLASS
--------------------------------------------------------------------------------
                                            2006         2005        2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------
Net Asset Value, Beginning of Period       $6.39        $5.89        $5.18
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income (Loss)(2)           0.09         0.09         0.03
----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    0.47         0.51         0.72
--------------------------------------------------------------------------------
  Total From
  Investment Operations                     0.56         0.60         0.75
--------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Investment Income               (0.08)       (0.08)       (0.04)
----------------------------------------
  From Net Realized Gains                  (0.15)       (0.02)         --
--------------------------------------------------------------------------------
  Total Distributions                      (0.23)       (0.10)       (0.04)
--------------------------------------------------------------------------------
Net Asset Value, End of Period             $6.72        $6.39        $5.89
================================================================================
  TOTAL RETURN(3)                           8.90%       10.17%       14.63%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       1.34%      1.33%(4)     1.40%(5)
----------------------------------------
Ratio of Net Investment
Income (Loss) to Average
Net Assets                                  1.25%      1.44%(4)     0.77%(5)
----------------------------------------
Portfolio Turnover Rate                       16%          18%        14%(6)
----------------------------------------
Net Assets, End of Period
(in thousands)                            $10,984       $2,143        $168
--------------------------------------------------------------------------------

(1) August 29, 2003 (commencement of sale) through March 31, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) During the year ended March 31, 2005, the class received a partial reimbursement of its distribution and service fee. Had fees not been reimbursed, the ratio of operating expenses to average net assets and ratio of net investment income to average net assets would have been 1.37% and
    1.40%, respectively.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2004.

See Notes to Financial Statements.

------
45

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
American Century Capital Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Value Fund and Large Company Value Fund (the
"Funds"), two of the mutual funds comprising American Century Capital
Portfolios, Inc., as of March 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Value
Fund and Large Company Value Fund as of March 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
May 12, 2006

------
46

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM); the funds'
principal underwriter, American Century Investment Services, Inc. (ACIS); and
the funds' transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned subsidiaries, including
ACIM, ACIS, and ACS. The directors serve in this capacity for seven registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in a similar capacity for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1935
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies,
Inc.
--------------------------------------------------------------------------------

(continued)

------
47

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1942
POSITION(S) HELD WITH FUND: Advisory Board Member
FIRST YEAR OF SERVICE: 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Principal and Chief Financial
Officer, Plaza Belmont LLC
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, SCS Transportation, Inc. and
Entertainment Properties Trust
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer
and Founder, Sayers40, Inc., a technology products and service provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1994
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, Sprint Corporation
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company (1992 to December 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1958
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Director and Controlling
Shareholder, ACC; Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1959
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1990
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, ACC (January 2005 to
present); Co-Chairman, ACC (September 2000 to December 2004); Chairman, ACS and
other ACC subsidiaries; Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

(continued)

------
48

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Also serves as: Chief Executive Officer and President, ACIM, ACGIM, ACIS and other ACC subsidiaries; Executive Vice President, ACS; Director, ACC, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present); Also serves as: President, ACS; Chief Executive Officer, Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Financial Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS; Assistant
Treasurer, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (March 2005 to present); Vice President, ACS (February 2000 to present); Assistant General Counsel, ACS (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS (April 1998 to present); Also serves as: Vice President, ACIM, ACGIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

The SAI has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

------
49

Share Class Information

Seven classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class, A Class, B Class, C Class and R Class. The
total expense ratio of Institutional Class shares is lower than that of Investor
Class shares. The total expense ratios of Advisor, A, B, C and R Class shares are higher that that of Investor Class shares. The funds are available for purchase only through financial intermediaries by investors who seek advice from them. The fund is closed to other investors, but those with open accounts may make additional investments and reinvest dividends and capital gains distributions as long as such accounts are open.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A
Class shares. The unified management fee for A Class shares is the same as for
Investor Class shares. A Class shares also are subject to a 0.25% annual Rule
12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00%

(continued)

------
50

Share Class Information

after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B Class shares is the same as for Investor Class shares. B Class shares also are subject to a
1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
51

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
52

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The LIPPER MULTI-CAP VALUE INDEX is an equally-weighted index of, typically, the
30 largest mutual funds that use a value investment strategy to purchase securities of companies of all market capitalizations.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The RUSSELL 1000(reg.tm) VALUE INDEX measures the performance of those Russell
1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The RUSSELL 2000(reg.tm) VALUE INDEX measures the performance of those Russell
2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The RUSSELL 3000(reg.tm) VALUE INDEX measures the performance of those Russell
3000 Index companies (the 3,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
53

Notes

------
54

Notes

------
55

Notes

------
56

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                 PRSRT STD
P.O. Box 419200                                          U.S. POSTAGE PAID
Kansas City, MO 64141-6200                               AMERICAN CENTURY
                                                             COMPANIES

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor
(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

0605
SH-ANN-48881S

[front cover]

American Century Investments
ANNUAL REPORT

[photo of boy and airplane]

MARCH 31, 2006

Real Estate Fund

[american century investments logo and text logo]

REAL ESTATE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the American Century
Real Estate Fund for the 12 months ended March 31, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site currently highlights American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). Our new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor, and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
Fortune magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.              /s/James E. Stowers III
      James E. Stowers, Jr.                 James E. Stowers III
      FOUNDER                               CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.      AMERICAN CENTURY COMPANIES,
INC.

------
1

Market Perspective

[photo of Phil Davidson]

BY PHIL DAVIDSON, CHIEF INVESTMENT OFFICER, U.S. VALUE EQUITY

STOCKS GAINED GROUND

Stocks advanced strongly during the 12 months ended March 31, 2006. The S&P 500
Index, representative of the broad market, was up almost 12% for the period.

The stock market overcame persistently high oil prices, investor uneasiness about inflation, and rising interest rates--factors that typically weigh on equities. The destructive Gulf Coast hurricanes in September 2005 also had a negative impact on investor confidence.

However, stocks were buoyed by the resiliency of the U.S. economy, which rebounded with surprising strength in the first quarter of 2006 after a post-hurricane slowdown. In addition, corporate profits continued to expand at a higher-than-expected rate, confounding many market watchers who anticipated a slowdown in earnings growth.

SMALLER WAS BETTER

Most of the major stock indexes enjoyed returns in excess of 10% for the
12-month period. Small- and mid-sized companies had the highest returns, as evidenced by the Russell 2000 Index's gain of almost 26%. Value and growth stocks were mixed--growth shares performed better than value at the small end of the capitalization range, while value stocks had a slight edge among larger businesses.

All that said, for many investors, stocks still have a way to go. The S&P 500 closed the period 15% below its March 2000 record high, while the Nasdaq
Composite is 54% behind its 2000 zenith.

YEAR OF ENERGY

With oil prices increasing 20% over the period, reaching nearly $70 a barrel, energy companies contributed the most to the S&P 500's return. Financial stocks also performed well as an active stock market and burgeoning merger and acquisition activity lifted capital markets companies. Real estate investment trusts were also among the best performers in the financial sector (see page 5 for more details).

The high price of energy cut both ways, though, as it crimped the earnings of large energy users, either in products or production processes, as well as companies caught in the ripple effect of higher prices at the pump. Affected businesses included automakers and chemical companies, food products companies and restaurants, and retailers that operate giant fleets of trucks.

ONE-YEAR TOTAL RETURNS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
S&P 500 Index                                                   11.73%
--------------------------------------------------------------------------------
Nasdaq Composite Index                                          18.02%
--------------------------------------------------------------------------------
Russell 2000 Index                                              25.85%
--------------------------------------------------------------------------------

------
2

Real Estate - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
                                  --------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                         SINCE        INCEPTION
                        1 YEAR    5 YEARS   10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS          40.65%    23.05%     17.03%      17.05%       9/21/95(1)
--------------------------------------------------------------------------------
MSCI US REIT INDEX(2)   39.50%    22.23%     15.74%      15.63%(3)       --
--------------------------------------------------------------------------------
Institutional Class     40.99%    23.29%       --        14.96%       6/16/97
--------------------------------------------------------------------------------
Advisor Class           40.37%    22.77%       --        18.83%       10/6/98
--------------------------------------------------------------------------------

(1) The inception date for RREEF Real Estate Securities Fund, Real Estate's predecessor. That fund merged with Real Estate on 6/13/97 and Real Estate was first offered to the public on 6/16/97.

(2) In June 2005, the Morgan Stanley Capital International Real Estate
    Investment Trust Index became known as the Morgan Stanley Capital
    International US Real Estate Investment Trust Index.

(3) Since 9/30/95, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to:
local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters and interest rate risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
3

Real Estate - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended March 31
-------------------------------------------------------------------------------------------------
                     1997    1998    1999    2000    2001    2002    2003    2004   2005    2006
-------------------------------------------------------------------------------------------------
Investor Class      40.77%  20.03%  -21.04%  2.87%  24.57%  20.23%   0.93%  50.97%  9.53%  40.65%
-------------------------------------------------------------------------------------------------
MSCI US REIT Index  33.51%  17.47%  -20.32%  2.94%  22.93%  22.79%  -3.28%  51.60%  8.62%  39.50%
-------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to:
local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters and interest rate risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

Real Estate - Portfolio Commentary

PORTFOLIO MANAGER: SCOTT BLASDELL

PERFORMANCE SUMMARY

For the fiscal year ended March 31, 2006, the Real Estate fund posted a total return of 40.65%,* outpacing the 39.50% return of its benchmark, the Morgan
Stanley Capital International (MSCI) US REIT Index, and the 11.73% return of the
S&P 500 Index, a broad stock market measure.

REITS PRODUCED STRONG RETURNS

Real estate investment trusts (REITs) posted stunning results over the past year, surging by 40% and extending a REIT rally that began in early 2000. One factor supporting the strong gains in the REIT sector was the strength of the economy, which helped reduce vacancy rates and boost rents across the board.
Commercial property values also continued to increase over the past year.

The biggest positive influence, however, was a significant increase in merger and acquisition activity. In particular, buyouts from private equity firms increased sharply, providing a healthy lift to REIT valuations. Between January
2004 and March 2006, 14 publicly traded REITs were taken private.

Every sector of the REIT market returned more than 25% during the one-year period. Apartment REITs posted the best results as the housing market cooled off and rising mortgage rates led to greater rental demand. Self-storage and industrial REITs were also top performers, while office and retail REITs performed in line with the overall REIT sector. Hotel and health care REITs produced the lowest returns.

APARTMENT AND OFFICE REITS KEY TO OUTPERFORMANCE

The Real Estate fund's outperformance of the MSCI US REIT Index resulted primarily from favorable stock selection in the office and apartment sectors.
Two of the top contributors to relative performance were office REITs Kilroy
Realty and Arden Realty. Kilroy, one of the largest owners of office and industrial properties in San Diego and Los Angeles, gained nearly 100% during the fiscal year thanks to rising occupancy and healthy demand for office space.
Arden, also based in southern California, was acquired at a premium by the real estate arm of General Electric.

Among apartment REITs, the best contributors included BRE Properties, which gets more than half of its rental income from the strong southern California market, and Mid-America Apartment

TOP TEN HOLDINGS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           3/31/06               9/30/05
--------------------------------------------------------------------------------
Simon Property
Group, Inc.                                 8.0%                  5.3%
--------------------------------------------------------------------------------
Host Marriott Corp.                         5.5%                  4.8%
--------------------------------------------------------------------------------
ProLogis                                    5.2%                  6.2%
--------------------------------------------------------------------------------
Apartment Investment
and Management Co. Cl A                     5.1%                   --
--------------------------------------------------------------------------------
Vornado Realty Trust                        4.8%                   --
--------------------------------------------------------------------------------
Kilroy Realty Corp.                         4.4%                  3.6%
--------------------------------------------------------------------------------
Trizec Properties Inc.                      4.3%                   --
--------------------------------------------------------------------------------
Archstone-Smith Trust                       4.2%                  3.5%
--------------------------------------------------------------------------------
General Growth
Properties, Inc.                            3.7%                  3.7%
--------------------------------------------------------------------------------
Pennsylvania Real Estate
Investment Trust                            3.4%                  3.5%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary
 are for Investor Class shares.                                     (continued)

------
5

Real Estate - Portfolio Commentary

Communities, which improved on already excellent occupancy levels in its portfolio of apartment properties in Texas and the Southeast.

SECTOR WEIGHTINGS FAVORABLE

Sector weightings also contributed positively to performance relative to the benchmark index. The fund was underweight in the lagging health care sector, which comprised 2.5% of the portfolio on average over the past year, compared with a position of more than 8% in the index. An overweight in industrial REITs, which outperformed during the fiscal year, also helped.

HOTELS, RETAIL HINDERED RELATIVE PERFORMANCE

On the downside, an overweight in hotel companies detracted from relative performance. The fund held a larger position in hotel REITs than the benchmark index, and it also owned several non-REIT hotel companies. These stocks generally underperformed the broader REIT market during the past year, hurting fund performance relative to the index.

In addition, stock selection among retail REITs weighed on relative results. The biggest detractor from relative performance was Pennsylvania Real Estate
Investment Trust, which struggled with declining occupancy rates and higher-than-expected costs.

CAUTION AHEAD

For the six years ended March 31, 2006, the MSCI US REIT Index produced a cumulative total return of 235.37%, compared with the S&P 500's cumulative return of -4.86%. As a result of this outperformance, REIT valuations are higher than the overall stock market. In addition, the dividend yield on REITs recently dipped below the yield on the 10-year Treasury bond, which hasn't happened in nearly 10 years.

Consequently, REITs may be facing some headwinds as 2006 progresses.
Nonetheless, real estate remains an important component of a diversified portfolio because of its relatively high dividend yield and low correlation with the broader stock market.

INDUSTRY ALLOCATION
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           3/31/06               9/30/05
--------------------------------------------------------------------------------
Office Management                           22.5%                 22.5%
--------------------------------------------------------------------------------
Multi-Family Residential                    18.5%                 17.9%
--------------------------------------------------------------------------------
Regional Malls                              15.6%                 19.1%
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                   14.4%                 12.0%
--------------------------------------------------------------------------------
Diversified                                  8.7%                  5.1%
--------------------------------------------------------------------------------
Industrials                                  8.7%                 12.1%
--------------------------------------------------------------------------------
Storage                                      3.8%                  1.8%
--------------------------------------------------------------------------------
Neighborhood & Community
Shopping Centers                             3.0%                  5.8%
--------------------------------------------------------------------------------
Health Care                                  1.1%                   --
--------------------------------------------------------------------------------
Cash and Equivalents(1)                      3.7%                  3.7%
--------------------------------------------------------------------------------

(1) Includes temporary cash investments and other assets and liabilities.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           3/31/06               9/30/05
--------------------------------------------------------------------------------
Domestic Common Stocks                      86.2%                 92.8%
--------------------------------------------------------------------------------
Foreign Common Stocks                       10.1%                  3.5%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                       96.3%                 96.3%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  4.3%                  4.0%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                            (0.6)%                (0.3)%
--------------------------------------------------------------------------------

------
6

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
7

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------
                                                                EXPENSES PAID
                                 BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                                ACCOUNT VALUE   ACCOUNT VALUE     10/1/05 -        EXPENSE
                                   10/1/05         3/31/06         3/31/06         RATIO*
-------------------------------------------------------------------------------------------
REAL ESTATE SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------------------
ACTUAL
-------------------------------------------------------------------------------------------
Investor Class                     $1,000        $1,186.60          $6.27           1.15%
-------------------------------------------------------------------------------------------
Institutional Class                $1,000        $1,188.00          $5.18           0.95%
-------------------------------------------------------------------------------------------
Advisor Class                      $1,000        $1,185.50          $7.63           1.40%
-------------------------------------------------------------------------------------------
HYPOTHETICAL
-------------------------------------------------------------------------------------------
Investor Class                     $1,000        $1,019.20          $5.79           1.15%
-------------------------------------------------------------------------------------------
Institutional Class                $1,000        $1,020.19          $4.78           0.95%
-------------------------------------------------------------------------------------------
Advisor Class                      $1,000        $1,017.95          $7.04           1.40%
-------------------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

Real Estate - Schedule of Investments

MARCH 31, 2006

Shares                                                              Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.3%

DIVERSIFIED -- 8.7%
--------------------------------------------------------------------------------
      251,300    Colonial Properties Trust                    $     12,597,669
--------------------------------------------------------------------------------
    2,264,800    Huntingdon Real Estate
                 Investment Trust                                    5,041,076
--------------------------------------------------------------------------------
      597,624    Lexington Corporate
                 Properties Trust                                   12,460,460
--------------------------------------------------------------------------------
      750,000    Sun Hung Kai
                 Properties Ltd. ADR                                 7,612,500
--------------------------------------------------------------------------------
    1,283,500    Swire Pacific Ltd. Cl A ORD                        12,562,900
--------------------------------------------------------------------------------
      779,300    Vornado Realty Trust                               74,812,801
--------------------------------------------------------------------------------
      299,800    Washington Real
                 Estate Investment Trust                            10,888,736
--------------------------------------------------------------------------------
                                                                   135,976,142
--------------------------------------------------------------------------------

HEALTH CARE -- 1.1%
--------------------------------------------------------------------------------
      437,000    Cogdell Spencer Inc.(1)                             9,316,840
--------------------------------------------------------------------------------
      366,100    Nationwide Health
                 Properties Inc.                                     7,871,150
--------------------------------------------------------------------------------
                                                                    17,187,990
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS
& LEISURE -- 14.4%
--------------------------------------------------------------------------------
      263,800    DiamondRock Hospitality Co.                         3,643,078
--------------------------------------------------------------------------------
      268,300    Equity Lifestyle
                 Properties, Inc.                                   13,347,925
--------------------------------------------------------------------------------
      170,800    Hospitality Properties Trust                        7,458,836
--------------------------------------------------------------------------------
    4,043,430    Host Marriott Corp.                                86,529,402
--------------------------------------------------------------------------------
    1,625,200    Innkeepers USA Trust                               27,547,140
--------------------------------------------------------------------------------
    1,053,459    InterContinental Hotels
                 Group plc ADR                                      17,297,797
--------------------------------------------------------------------------------
    1,846,875    InterContinental Hotels
                 Group plc ORD                                      30,193,962
--------------------------------------------------------------------------------
      142,200    LaSalle Hotel Properties                            5,830,200
--------------------------------------------------------------------------------
      228,700    Starwood Hotels & Resorts
                 Worldwide, Inc.                                    15,489,851
--------------------------------------------------------------------------------
    3,280,000    Wharf Holdings Ltd. ORD                            12,047,168
--------------------------------------------------------------------------------
      406,226    Winston Hotels Inc.                                 4,618,790
--------------------------------------------------------------------------------
                                                                   224,004,149
--------------------------------------------------------------------------------

INDUSTRIALS -- 8.7%
--------------------------------------------------------------------------------
      430,700    AMB Property Corp.                                 23,374,089
--------------------------------------------------------------------------------
      173,200    Eastgroup Properties                                8,216,608
--------------------------------------------------------------------------------
      789,800    First Potomac Realty Trust                         22,311,850
--------------------------------------------------------------------------------
    1,524,810    ProLogis                                           81,577,335
--------------------------------------------------------------------------------
                                                                   135,479,882
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

MULTI-FAMILY RESIDENTIAL -- 18.5%
--------------------------------------------------------------------------------
       29,200   American Land Lease, Inc.                     $        798,620
--------------------------------------------------------------------------------
    1,681,200   Apartment Investment and
                Management Co. Cl A                                 78,848,280
--------------------------------------------------------------------------------
    1,329,500   Archstone-Smith Trust                               64,839,715
--------------------------------------------------------------------------------
      255,000   Boardwalk Real Estate
                Investment Trust                                     4,970,764
--------------------------------------------------------------------------------
      552,340   BRE Properties, Inc.                                30,931,040
--------------------------------------------------------------------------------
      142,600   Essex Property Trust, Inc.                          15,504,898
--------------------------------------------------------------------------------
      733,000   GMH Communities Trust                                8,532,120
--------------------------------------------------------------------------------
      103,342   Mid-America Apartment
                Communities Inc.                                     5,657,975
--------------------------------------------------------------------------------
      892,900   Post Properties, Inc.                               39,734,050
--------------------------------------------------------------------------------
    1,347,700   United Dominion
                Realty Trust Inc.                                   38,463,358
--------------------------------------------------------------------------------
                                                                   288,280,820
--------------------------------------------------------------------------------

NEIGHBORHOOD & COMMUNITY
SHOPPING CENTERS -- 3.0%
--------------------------------------------------------------------------------
      103,100   Cedar Shopping Centers, Inc.                         1,633,104
--------------------------------------------------------------------------------
      531,300   Equity One, Inc.                                    13,048,728
--------------------------------------------------------------------------------
      741,500   New Plan Excel Realty Trust                         19,234,510
--------------------------------------------------------------------------------
      178,900   Pan Pacific Retail
                Properties, Inc.                                    12,684,010
--------------------------------------------------------------------------------
                                                                    46,600,352
--------------------------------------------------------------------------------

OFFICE MANAGEMENT -- 22.5%
--------------------------------------------------------------------------------
      163,000   Alexandria Real Estate
                Equities Inc.                                       15,538,790
--------------------------------------------------------------------------------
      319,800   Boston Properties Inc.                              29,821,350
--------------------------------------------------------------------------------
    1,355,084   Brandywine Realty Trust                             43,037,468
--------------------------------------------------------------------------------
      411,400   Columbia Equity Trust, Inc.                          7,232,412
--------------------------------------------------------------------------------
      331,300   Equity Office Properties Trust                      11,125,054
--------------------------------------------------------------------------------
      897,600   Kilroy Realty Corp.                                 69,348,575
--------------------------------------------------------------------------------
      675,800   Liberty Property Trust                              31,870,728
--------------------------------------------------------------------------------
      771,100   Mack-Cali Realty Corp.                              37,012,800
--------------------------------------------------------------------------------
      598,600   Mission West Properties                              7,033,550
--------------------------------------------------------------------------------
      321,470   SL Green Realty Corp.                               32,629,205
--------------------------------------------------------------------------------
    2,602,748   Trizec Properties Inc.                              66,968,706
--------------------------------------------------------------------------------
                                                                   351,618,638
--------------------------------------------------------------------------------

REGIONAL MALLS -- 15.6%
--------------------------------------------------------------------------------
    1,188,710   General Growth
                Properties, Inc.                                    58,092,258
--------------------------------------------------------------------------------
    1,202,676   Pennsylvania Real Estate
                Investment Trust                                    52,917,744
--------------------------------------------------------------------------------
    1,492,288   Simon Property Group, Inc.                         125,561,112
--------------------------------------------------------------------------------
      172,968   Taubman Centers Inc.                                 7,207,577
--------------------------------------------------------------------------------
                                                                   243,778,691
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
9

Real Estate - Schedule of Investments

MARCH 31, 2006

Shares                                                              Value
--------------------------------------------------------------------------------

STORAGE -- 3.8%
--------------------------------------------------------------------------------
    1,561,128   Extra Space Storage Inc.                      $     26,835,791
--------------------------------------------------------------------------------
      185,710   Public Storage Inc.                                 15,085,223
--------------------------------------------------------------------------------
      859,800   U-Store-It Trust                                    17,324,970
--------------------------------------------------------------------------------
                                                                    59,245,984
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $1,240,129,115)                                            1,502,172,648
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 4.3%

Repurchase Agreement, Deutsche
Bank Securities, Inc., (collateralized
by various U.S. Treasury obligations,
4.50%, 2/15/16, valued at $68,718,741),
in a joint trading account at 4.45%,
dated 3/31/06, due 4/3/06
(Delivery value $67,424,994)
(Cost $67,400,000)                                                  67,400,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT  SECURITIES -- 100.6%
(Cost $1,307,529,115)                                            1,569,572,648
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (0.6)%                                          (8,973,198)
--------------------------------------------------------------------------------

TOTAL NET ASSETS - 100.0%                                     $  1,560,599,450
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
ORD = Foreign Ordinary Share

(1) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
10

Statement of Assets and Liabilities

MARCH 31, 2006
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities -- unaffiliated,
at value (cost of $1,300,020,835)                                $1,560,255,808
-------------------------------------------------------------
Investment securities -- affiliated,
at value (cost of $7,508,280)                                         9,316,840
--------------------------------------------------------------------------------
Total investment securities,
at value (cost of $1,307,529,115)                                 1,569,572,648
-------------------------------------------------------------
Cash                                                                    837,764
-------------------------------------------------------------
Foreign currency holdings, at value (cost of $6,078)                      5,943
-------------------------------------------------------------
Receivable for investments sold                                      20,395,634
-------------------------------------------------------------
Receivable for capital shares sold                                      957,019
-------------------------------------------------------------
Dividends and interest receivable                                     4,708,368
--------------------------------------------------------------------------------
                                                                  1,596,477,376
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                    34,417,082
-------------------------------------------------------------
Accrued management fees                                               1,326,332
-------------------------------------------------------------
Distribution fees payable                                                67,256
-------------------------------------------------------------
Service fees payable                                                     67,256
--------------------------------------------------------------------------------
                                                                     35,877,926
--------------------------------------------------------------------------------

NET ASSETS                                                       $1,560,599,450
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                          $1,220,698,711
-------------------------------------------------------------
Undistributed net investment income                                     958,360
-------------------------------------------------------------
Undistributed net realized gain on investment
and foreign currency transactions                                    76,898,409
-------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                     262,043,970
--------------------------------------------------------------------------------
                                                                 $1,560,599,450
================================================================================

INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $986,526,215
-------------------------------------------------------------
Shares outstanding                                                   34,014,106
-------------------------------------------------------------
Net asset value per share                                                $29.00
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $242,744,640
-------------------------------------------------------------
Shares outstanding                                                    8,362,218
-------------------------------------------------------------
Net asset value per share                                                $29.03
--------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $331,328,595
-------------------------------------------------------------
Shares outstanding                                                   11,411,123
-------------------------------------------------------------
Net asset value per share                                                $29.04
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
11

Statement of Operations

YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
---------------------------------------------------------------
Dividends (including $1,796,984 from affiliates
and net of foreign taxes withheld of $55,947)                      $ 34,265,935
---------------------------------------------------------------
Interest                                                              1,669,605
--------------------------------------------------------------------------------
                                                                     35,935,540
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------------
Management fees                                                      12,118,199
---------------------------------------------------------------
Distribution fees -- Advisor Class                                      583,120
---------------------------------------------------------------
Service fees -- Advisor Class                                           583,120
---------------------------------------------------------------
Directors' fees and expenses                                             23,824
---------------------------------------------------------------
Other expenses                                                           13,323
--------------------------------------------------------------------------------
                                                                     13,321,586
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                         22,613,954
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on investment and foreign
currency transactions (including $7,760,800 from affiliates)        164,923,243
---------------------------------------------------------------
Change in net unrealized appreciation (depreciation)
on investments and translation of assets
and liabilities in foreign currencies                               194,810,843
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                             359,734,086
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                          $382,348,040
================================================================================

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2006 AND MARCH 31, 2005
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      2006             2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                     $   22,613,954    $ 12,166,888
----------------------------------------------
Net realized gain (loss)                            164,923,243      62,324,964
----------------------------------------------
Change in net unrealized
appreciation (depreciation)                         194,810,843     (23,159,699)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           382,348,040      51,332,153
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
----------------------------------------------
  Investor Class                                    (13,511,266)     (9,161,435)
----------------------------------------------
  Institutional Class                                (4,087,565)     (2,444,048)
----------------------------------------------
  Advisor Class                                      (3,806,606)     (2,229,836)
----------------------------------------------
From net realized gains:
----------------------------------------------
  Investor Class                                    (73,133,691)    (32,154,057)
----------------------------------------------
  Institutional Class                               (18,989,741)     (8,421,830)
----------------------------------------------
  Advisor Class                                     (24,220,069)     (9,230,800)
--------------------------------------------------------------------------------
Decrease in net assets from distributions          (137,748,938)    (63,642,006)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                     488,550,572     281,197,182
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS               733,149,674     268,887,329

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 827,449,776     558,562,447
--------------------------------------------------------------------------------
End of period                                    $1,560,599,450    $827,449,776
================================================================================

Undistributed net investment income                    $958,360              --
================================================================================

See Notes to Financial Statements.

------
13

Notes to Financial Statements

MARCH 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the
1940 Act. The fund's investment objective is to seek long-term capital appreciation. Income is a secondary objective. The fund pursues its objective by investing primarily in securities issued by real estate investment trusts and in the securities of companies which are principally engaged in the real estate industry. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class and the Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of

(continued)

------
14

Notes to Financial Statements

MARCH 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the
American Century family of funds, but that have the same investment team and investment strategy.

(continued)

------
15

Notes to Financial Statements

MARCH 31, 2006

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The annual management fee schedule for each class of the fund is as follows:

--------------------------------------------------------------------------------
                           INVESTOR         INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $100 million           1.20%              1.00%              0.95%
--------------------------------------------------------------------------------
Next $900 million            1.15%              0.95%              0.90%
--------------------------------------------------------------------------------
Next $1 billion              1.10%              0.90%              0.85%
--------------------------------------------------------------------------------
Over $2 billion              1.05%              0.85%              0.80%
--------------------------------------------------------------------------------

The effective annual management fee for the year ended March 31, 2006 was 1.15%,
0.95%, and 0.90% for the Investor Class, Institutional Class and Advisor Class,
respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the year ended March 31, 2006, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

ACIM has entered into a Subadvisory Agreement with J.P. Morgan Investment
Management, Inc. (JPMIM) on behalf of the fund. The subadvisor makes investment decisions for the fund in accordance with the fund's investment objectives, policies, and restrictions under the supervision of ACIM and the Board of
Directors. ACIM pays all costs associated with retaining JPMIM as the subadvisor of the fund. JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended March 31, 2006, were as follows:

--------------------------------------------------------------------------------
Purchases                                                        $2,304,194,529
--------------------------------------------------------------------------------
Proceeds from sales                                              $1,946,491,672
--------------------------------------------------------------------------------

(continued)

------
16

Notes to Financial Statements

MARCH 31, 2006

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                       SHARES         AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
SHARES AUTHORIZED                                    70,000,000
================================================================================
Sold                                                 18,115,901   $ 486,639,821
---------------------------------------------
Issued in reinvestment of distributions               3,085,929      79,217,673
---------------------------------------------
Redeemed                                             (9,680,664)   (255,068,241)
--------------------------------------------------------------------------------
Net increase (decrease)                              11,521,166   $ 310,789,253
================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED                                    60,000,000
================================================================================
Sold                                                 14,386,470   $ 336,831,952
---------------------------------------------
Issued in reinvestment of distributions               1,590,210      38,518,536
---------------------------------------------
Redeemed                                            (10,532,821)   (238,141,936)
--------------------------------------------------------------------------------
Net increase (decrease)                               5,443,859   $ 137,208,552
================================================================================

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
SHARES AUTHORIZED                                    20,000,000
================================================================================
Sold                                                  4,017,584    $107,260,219
---------------------------------------------
Issued in reinvestment of distributions                 872,775      22,451,251
---------------------------------------------
Redeemed                                             (2,686,430)    (71,305,893)
--------------------------------------------------------------------------------
Net increase (decrease)                               2,203,929    $ 58,405,577
================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED                                    20,000,000
================================================================================
Sold                                                  4,316,766    $102,211,672
---------------------------------------------
Issued in reinvestment of distributions                 427,538      10,368,377
---------------------------------------------
Redeemed                                             (2,157,437)    (48,305,160)
--------------------------------------------------------------------------------
Net increase (decrease)                               2,586,867    $ 64,274,889
================================================================================

ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
SHARES AUTHORIZED                                    30,000,000
================================================================================
Sold                                                  6,097,282    $163,460,914
---------------------------------------------
Issued in reinvestment of distributions               1,068,750      27,420,947
---------------------------------------------
Redeemed                                             (2,702,232)    (71,526,119)
--------------------------------------------------------------------------------
Net increase (decrease)                               4,463,800    $119,355,742
================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED                                    20,000,000
================================================================================
Sold                                                  4,829,792    $112,373,294
---------------------------------------------
Issued in reinvestment of distributions                 461,765      11,207,628
---------------------------------------------
Redeemed                                             (1,913,596)    (43,867,181)
--------------------------------------------------------------------------------
Net increase (decrease)                               3,377,961    $ 79,713,741
================================================================================

(continued)

------
17

Notes to Financial Statements

MARCH 31, 2006

5. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the year ended March 31, 2006 follows:

----------------------------------------------------------------------------------------------------------------------
                        SHARE BALANCE    PURCHASE      SALES       REALIZED     DIVIDEND         MARCH 31, 2006
ISSUER                     3/31/05         COST        COST       GAIN (LOSS)    INCOME    SHARE BALANCE  MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
REAL ESTATE
----------------------------------------------------------------------------------------------------------------------
Cogdell Spencer Inc.            --     $ 8,262,107  $   753,827   $   64,179   $  249,106     437,000      $ 9,316,840
----------------------
Mid-America Apartment
Communities Inc.(1)        805,900      14,136,579   41,827,393    7,696,621    1,547,878     103,342        5,657,975
----------------------------------------------------------------------------------------------------------------------
                                       $22,398,686  $42,581,220   $7,760,800   $1,796,984                  $14,974,815
======================================================================================================================

(1) Company was not an affiliate at March 31, 2006.

6. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from $575,000,000 effective December 14, 2005. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended March 31, 2006.

7. RISK FACTORS

The fund concentrates its investments in a narrow segment of the total market.
Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

(continued)

------
18

Notes to Financial Statements

MARCH 31, 2006

8. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended March 31, 2006 and March 31, 2005 were as follows:

--------------------------------------------------------------------------------
                                                2006                2005
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                              $88,461,272         $33,137,764
--------------------------------------------------------------------------------
Long-term capital gains                      $49,287,666         $30,504,242
--------------------------------------------------------------------------------

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2006, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                                  $1,312,815,352
================================================================================
Gross tax appreciation of investments                              $260,140,448
-------------------------------------------------------
Gross tax depreciation of investments                                (3,383,152)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                 $256,757,296
================================================================================
Net tax appreciation (depreciation) on translation
of assets and liabilities in foreign currencies                             437
--------------------------------------------------------------------------------
Net tax appreciation (depreciation)                                $256,757,733
================================================================================
Undistributed ordinary income                                       $48,978,380
-------------------------------------------------------
Accumulated long-term gains                                         $34,165,628
-------------------------------------------------------
Currency loss deferral                                                  $(1,002)
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales, return of capital dividends received, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

The currency loss deferrals represent net foreign currency losses incurred in the five-month period ended March 31, 2006. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

9. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $11,693,495 of qualified dividend income for the fiscal year ended March 31, 2006.

The fund hereby designates $49,287,666 of capital gain distributions for the fiscal year ended March 31, 2006.

For corporate taxpayers, ordinary income distributions paid during the fiscal year ended March 31, 2006, of $459,004 qualify for the corporate dividends received deduction.

The fund designates $67,055,835 of distributions as qualified short-term capital gains for purposes of Internal Revenue Code Section 871.

------
19

Real Estate - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
------------------------------------------------------------------------------------------------
                                                               INVESTOR CLASS
------------------------------------------------------------------------------------------------
                                              2006       2005       2004       2003       2002
------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $23.24     $23.09     $15.83     $16.22     $14.00
------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(1)              0.53       0.46       0.46       0.59       0.57
------------------------------------------
  Net Realized and Unrealized Gain (Loss)      8.44       1.79       7.49      (0.44)      2.21
------------------------------------------------------------------------------------------------
  Total From Investment Operations             8.97       2.25       7.95       0.15       2.78
------------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                  (0.49)     (0.46)     (0.54)     (0.54)     (0.56)
------------------------------------------
  From Net Realized Gains                     (2.72)     (1.64)     (0.15)       --         --
------------------------------------------------------------------------------------------------
  Total Distributions                         (3.21)     (2.10)     (0.69)     (0.54)     (0.56)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $29.00     $23.24     $23.09     $15.83     $16.22
================================================================================================
  TOTAL RETURN(2)                             40.65%      9.53%     50.97%      0.93%     20.23%

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.15%      1.16%      1.17%      1.18%      1.20%
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                          2.00%      1.88%      2.28%      3.74%      3.83%
------------------------------------------
Portfolio Turnover Rate                         177%       171%       158%       162%       156%
------------------------------------------
Net Assets, End of Period (in thousands)    $986,526   $522,676   $393,604   $134,898   $107,599
------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
20

Real Estate - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
---------------------------------------------------------------------------------------------
                                                            INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------
                                              2006       2005      2004      2003      2002
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $23.25     $23.10    $15.85    $16.23    $14.01
---------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(1)              0.59       0.44      0.51      0.63      0.59
------------------------------------------
  Net Realized and Unrealized Gain (Loss)      8.45       1.86      7.47     (0.44)     2.22
---------------------------------------------------------------------------------------------
  Total From Investment Operations             9.04       2.30      7.98      0.19      2.81
---------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                  (0.54)     (0.51)    (0.58)    (0.57)    (0.59)
------------------------------------------
  From Net Realized Gains                     (2.72)     (1.64)    (0.15)      --        --
---------------------------------------------------------------------------------------------
  Total Distributions                         (3.26)     (2.15)    (0.73)    (0.57)    (0.59)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $29.03     $23.25    $23.10    $15.85    $16.23
=============================================================================================
  TOTAL RETURN(2)                             40.99%      9.74%    51.14%     1.19%    20.45%

---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          0.95%      0.96%     0.97%     0.98%     1.00%
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                          2.20%      2.08%     2.48%     3.94%     4.03%
------------------------------------------
Portfolio Turnover Rate                         177%       171%      158%      162%      156%
------------------------------------------
Net Assets, End of Period (in thousands)    $242,745   $143,183   $82,488   $23,371   $16,305
---------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
21

Real Estate - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
---------------------------------------------------------------------------------------------
                                                               ADVISOR CLASS
---------------------------------------------------------------------------------------------
                                              2006       2005      2004      2003      2002
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $23.26     $23.11    $15.83    $16.22    $14.00
---------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(1)              0.46       0.35      0.42      0.55      0.53
------------------------------------------
  Net Realized and Unrealized Gain (Loss)      8.46       1.84      7.50     (0.44)     2.21
---------------------------------------------------------------------------------------------
  Total From Investment Operations             8.92       2.19      7.92      0.11      2.74
---------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                  (0.42)     (0.40)    (0.49)    (0.50)    (0.52)
------------------------------------------
  From Net Realized Gains                     (2.72)     (1.64)    (0.15)      --        --
---------------------------------------------------------------------------------------------
  Total Distributions                         (3.14)     (2.04)    (0.64)    (0.50)    (0.52)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $29.04     $23.26    $23.11    $15.83    $16.22
=============================================================================================
  TOTAL RETURN(2)                             40.37%      9.30%    50.66%     0.69%    19.93%

---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.40%      1.41%     1.42%     1.43%     1.45%
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                          1.75%      1.63%     2.03%     3.49%     3.58%
------------------------------------------
Portfolio Turnover Rate                         177%       171%      158%      162%      156%
------------------------------------------
Net Assets, End of Period (in thousands)    $331,329   $161,592   $82,471   $19,278   $16,759
---------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
22

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
American Century Capital Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Real Estate Fund (the "Fund"), one of the mutual funds comprising American Century Capital Portfolios, Inc., as of March 31,
2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Real
Estate Fund as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of
America.

Deloitte & Touche LLP
Kansas City, Missouri
May 12, 2006

------
23

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the fund's investment advisor, American Century Investment Management, Inc. (ACIM); the fund's principal underwriter, American Century Investment Services, Inc. (ACIS); and
the fund's transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned subsidiaries, including
ACIM, ACIS, and ACS. The directors serve in this capacity for seven registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in a similar capacity for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1935
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------

(continued)

------
24

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1942
POSITION(S) HELD WITH FUND: Advisory Board Member
FIRST YEAR OF SERVICE: 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Principal and Chief Financial
Officer, Plaza Belmont LLC
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, SCS Transportation, Inc. and
Entertainment Properties Trust
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer
and Founder, Sayers40, Inc., a technology products and service provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1994
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, Sprint Corporation
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company (1992 to December 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1958
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Director and Controlling
Shareholder, ACC; Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1959
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1990
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, ACC (January 2005 to
present); Co-Chairman, ACC (September 2000 to December 2004); Chairman, ACS and
other ACC subsidiaries; Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

(continued)

------
25

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Also serves as: Chief Executive Officer and President, ACIM, ACGIM, ACIS and other ACC subsidiaries; Executive Vice President, ACS; Director, ACC, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present); Also serves as: President, ACS; Chief Executive Officer, Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Financial Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS; Assistant
Treasurer, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (March 2005 to present); Vice President, ACS (February 2000 to present); Assistant General Counsel, ACS (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS (April 1998 to present); Also serves as: Vice President, ACIM, ACGIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge, upon request, by calling 1-800-345-2021.

------
26

Share Class Information

Three classes of shares are authorized for sale by the fund: Investor Class,
Institutional Class and Advisor Class. The total expense ratio of Institutional
Class shares is lower than that of Investor Class shares. The total expense ratio of Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
27

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

(continued)

------
28

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
29

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The MORGAN STANLEY CAPITAL INTERNATIONAL US REAL ESTATE INVESTMENT TRUST (MSCI
US REIT) INDEX is a market value-weighted index that tracks the daily stock price performance of equity securities of the most actively traded REITs.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The RUSSELL 2000(reg.sm) INDEX is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
30

Notes

------
31

Notes

------
32

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

0605
SH-ANN-48884N

American Century Investment Services, Inc., Distributor

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

American Century Investments
ANNUAL REPORT

MARCH 31, 2006

[photo of boy with plane]

Equity Index Fund

[american century investments logo and text logo]

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2

EQUITY INDEX

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the American Century
Equity Index fund for the 12 months ended March 31, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site currently highlights American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). Our new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor, and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Market Perspective

[photo of Phil Davidson]

BY PHIL DAVIDSON, CHIEF INVESTMENT OFFICER, U.S. VALUE EQUITY

STOCKS GAINED GROUND

Stocks advanced strongly during the 12 months ended March 31, 2006. The S&P 500
Index, representative of the broad market, was up almost 12% for the period.

The stock market overcame persistently high oil prices, investor uneasiness about inflation, and rising interest rates--factors that typically weigh on equities. The destructive Gulf Coast hurricanes in September 2005 also had a negative impact on investor confidence.

However, stocks were buoyed by the resiliency of the U.S. economy, which rebounded with surprising strength in the first quarter of 2006 after a post-hurricane slowdown. In addition, corporate profits continued to expand at a higher-than-expected rate--the S&P 500 enjoyed its 15th consecutive quarter of double-digit earnings growth.

SMALLER WAS BETTER

Most of the major stock indexes enjoyed returns in excess of 10% for the
12-month period. Small- and mid-sized companies had the highest returns, as evidenced by the S&P SmallCap 600 Index's gain of 24%. Value and growth stocks were mixed--growth shares performed better than value at the small end of the capitalization range, while value stocks had a slight edge among larger businesses.

For many investors, however, stocks still have a way to go. Despite a cumulative total return of 61% over the past three years, the S&P 500 closed the period 15%
below its March 2000 record high. The Nasdaq Composite is 54% behind its 2000 zenith.

YEAR OF ENERGY

With oil prices increasing 20% over the period, reaching nearly $70 a barrel, energy companies posted the best returns in the S&P 500. Financial stocks also performed well as an active stock market and burgeoning merger and acquisition activity lifted capital markets companies.

The high price of energy cut both ways, though, as it crimped the earnings of large energy users, either in products or production processes, as well as companies caught in the ripple effect of higher prices at the pump. Affected businesses included automakers and chemical companies, food products companies and restaurants, and retailers that operate giant fleets of trucks.

ONE-YEAR RETURNS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
S&P 500 Index                                                 11.73%
--------------------------------------------------------------------------------
S&P MidCap 400 Index                                          21.62%
--------------------------------------------------------------------------------
S&P SmallCap 600 Index                                        24.07%
--------------------------------------------------------------------------------

------
2

Equity Index - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
                                        ----------------------
                                        AVERAGE ANNUAL RETURNS
------------------------------------------------------------------------------
                                                       SINCE       INCEPTION
                           1 YEAR       5 YEARS      INCEPTION        DATE
------------------------------------------------------------------------------
INVESTOR CLASS             11.36%        3.49%         1.71%         2/26/99
------------------------------------------------------------------------------
S&P 500 INDEX(1)           11.73%        3.97%         2.20%           --
------------------------------------------------------------------------------
Institutional Class        11.35%        3.65%         1.91%         2/26/99
------------------------------------------------------------------------------

(1) Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                   (continued)

------
3

Equity Index - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 26, 1999

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended March 31
--------------------------------------------------------------------------------------
                 1999*    2000      2001     2002      2003     2004    2005     2006
--------------------------------------------------------------------------------------
Investor Class   4.00%   17.17%   -22.04%   -0.16%   -25.02%   34.27%   6.04%   11.36%
--------------------------------------------------------------------------------------
S&P 500 Index    4.00%   17.94%   -21.68%    0.24%   -24.76%   35.12%   6.69%   11.73%
--------------------------------------------------------------------------------------

* From 2/26/99, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

Equity Index - Portfolio Commentary

SUBADVISOR: BARCLAYS GLOBAL FUND ADVISORS

PERFORMANCE SUMMARY

For the fiscal year ended March 31, 2006, Equity Index returned 11.36%,*
compared with the 11.73% return of the benchmark it tracks, the S&P 500 Index.
The portfolio's results reflect operating expenses whereas the index return does not.

FINANCIALS LED THE WAY

Every sector of the Equity Index portfolio posted positive returns during the fiscal year. Financial stocks, which comprise the largest sector weighting in the portfolio, contributed the most to the fund's return. Capital markets firms produced the best results, benefiting from the rising stock market and heavy merger-and-acquisition activity. The top contributors among capital markets stocks included Merrill Lynch, Goldman Sachs, and Lehman Brothers, each of which returned more than 40% during the period.

Insurance stocks were also strong performers. The best individual performance contributor in the financial sector was insurance giant American International
Group, which rebounded after an accounting scandal and the loss of its top executives.

Real estate investment trusts (REITs) posted healthy returns, buoyed by the strong economy and rising commercial property values. Diversified financial services companies also performed well; JP Morgan Chase and Citigroup were among the top ten individual contributors to fund performance.

TECHNOLOGY SECTOR REBOUNDED

Thanks to the robust economy, a modest recovery in capital spending provided a lift to the information technology sector. Six of the fund's top ten individual performance contributors were technology stocks. Communications equipment companies were the best performers, led by fiber optics manufacturer Corning, which gained more than 140% thanks to the remarkable growth of its liquid crystal display glass business. Other communications equipment stocks among the top ten included network equipment manufacturer Cisco Systems, cell phone maker
Motorola, and wireless technology company QUALCOMM.

Another top-ten performer was hardware maker Hewlett-Packard, where a new CEO revitalized the business by restoring profitability to the company's PC and server segments.

The best and worst individual performance contributors in the portfolio were information technology stocks. The top

TOP TEN HOLDINGS
AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         3/31/06               9/30/05
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         3.1%                  3.6%
--------------------------------------------------------------------------------
General Electric Co.                      3.1%                  3.2%
--------------------------------------------------------------------------------
Microsoft Corporation                     2.0%                  2.1%
--------------------------------------------------------------------------------
Citigroup Inc.                            2.0%                  2.1%
--------------------------------------------------------------------------------
Bank of America Corp.                     1.8%                  1.5%
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                1.6%                  1.4%
--------------------------------------------------------------------------------
Pfizer Inc.                               1.6%                  1.6%
--------------------------------------------------------------------------------
Johnson & Johnson                         1.5%                  1.7%
--------------------------------------------------------------------------------
American International
Group, Inc.                               1.5%                  1.4%
--------------------------------------------------------------------------------
Altria Group Inc.                         1.3%                  1.4%
--------------------------------------------------------------------------------

* All fund returns referenced in this commentary
  are for Investor Class shares.                                     (continued)

------
5

Equity Index - Portfolio Commentary

contributor was the portfolio's third-largest holding, software titan Microsoft, while the bottom contributor was electronics maker Dell, which reported disappointing earnings amid increased competition in its PC business.

RISING PRICES BOOSTED ENERGY

As a group, energy stocks posted the best absolute returns in the portfolio as the price of oil reached a record high of more than $70 a barrel. Energy equipment and services companies outperformed over the past year, benefiting from increased drilling and production activity. The leading performer was oilfield services company Schlumberger, which gained 80% as the company benefited from its global reach and expanding profit margins.

CONSUMER STOCKS LAGGED

The higher energy prices that helped energy stocks weighed on the two consumer-oriented sectors of the portfolio, consumer staples and consumer discretionary, which produced the weakest returns. The auto industry suffered the largest declines--automakers General Motors and Ford Motor both fell by more than 20%, while auto parts manufacturers Dana and Delphi filed for bankruptcy.

Rising energy costs also hurt discount retailers such as Wal-Mart, which was one of the biggest detractors from fund performance. Higher prices at the gas pump had the biggest impact on low- to middle-income consumers--Wal-Mart's primary customer base--and also increased delivery and shipping costs for the company.

Media stocks struggled amid weak advertising revenues and increasing competition. Cable operator Comcast reported lower-than-expected profits in two consecutive quarters as subscriber growth, especially for its Internet phone service, proved disappointing.

A CORE HOLDING

Although the economy and stock market are off to a good start so far in 2006, many market analysts anticipate a slowdown in corporate earnings growth as the year progresses, which could create more headwinds for stocks. But regardless of where the market is headed in the short term, a broad index fund should remain a long-term core holding within a diversified portfolio.

TOP FIVE INDUSTRIES
AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        3/31/06               9/30/05
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                          7.7%                  8.6%
--------------------------------------------------------------------------------
Pharmaceuticals                           6.4%                  6.6%
--------------------------------------------------------------------------------
Commerical Banks                          5.8%                  5.4%
--------------------------------------------------------------------------------
Insurance                                 4.7%                  4.5%
--------------------------------------------------------------------------------
Industrial Conglomerates                  4.1%                  4.3%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        3/31/06               9/30/05
--------------------------------------------------------------------------------
Common Stocks
& Futures                               100.8%                100.8%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                --                  0.1%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                         (0.8)%                (0.9)%
--------------------------------------------------------------------------------

------
6

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
7

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                        BEGINNING        ENDING      DURING PERIOD*  ANNUALIZED
                       ACCOUNT VALUE  ACCOUNT VALUE    10/1/05 -      EXPENSE
                         10/1/05         3/31/06        3/31/06        RATIO*
--------------------------------------------------------------------------------
EQUITY INDEX SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class            $1,000        $1,061.30        $2.52         0.49%
--------------------------------------------------------------------------------
Institutional Class       $1,000        $1,062.40        $1.49         0.29%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class            $1,000        $1,022.49        $2.47         0.49%
--------------------------------------------------------------------------------
Institutional Class       $1,000        $1,023.49        $1.46         0.29%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

Equity Index - Schedule of Investments

MARCH 31, 2006

Shares                                                                Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.7%
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE -- 2.4%
--------------------------------------------------------------------------------
   55,222    Boeing Co.                                            $  4,303,456
--------------------------------------------------------------------------------
   27,606    General Dynamics Corp.                                   1,766,232
--------------------------------------------------------------------------------
    8,533    Goodrich Corporation                                       372,124
--------------------------------------------------------------------------------
   57,307    Honeywell International Inc.                             2,451,020
--------------------------------------------------------------------------------
    8,373    L-3 Communications
             Holdings, Inc.                                             718,320
--------------------------------------------------------------------------------
   24,709    Lockheed Martin Corp.                                    1,856,387
--------------------------------------------------------------------------------
   24,196    Northrop Grumman Corp.                                   1,652,345
--------------------------------------------------------------------------------
   30,797    Raytheon Company                                         1,411,734
--------------------------------------------------------------------------------
   11,901    Rockwell Collins                                           670,621
--------------------------------------------------------------------------------
   70,074    United Technologies Corp.                                4,062,190
--------------------------------------------------------------------------------
                                                                     19,264,429
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS -- 1.0%
--------------------------------------------------------------------------------
   20,960    FedEx Corporation                                        2,367,222
--------------------------------------------------------------------------------
    4,195    Ryder System, Inc.                                         187,852
--------------------------------------------------------------------------------
   75,351    United Parcel Service, Inc. Cl B                         5,981,363
--------------------------------------------------------------------------------
                                                                      8,536,437
--------------------------------------------------------------------------------

AIRLINES -- 0.1%
--------------------------------------------------------------------------------
   48,810    Southwest Airlines Co.                                     878,092
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.2%
--------------------------------------------------------------------------------
    4,261    Cooper Tire & Rubber Co.                                    61,103
--------------------------------------------------------------------------------
   12,223    Goodyear Tire & Rubber
             Co. (The)(1)                                               176,989
--------------------------------------------------------------------------------
   13,393    Johnson Controls, Inc.                                   1,016,930
--------------------------------------------------------------------------------
                                                                      1,255,022
--------------------------------------------------------------------------------

AUTOMOBILES -- 0.3%
--------------------------------------------------------------------------------
  128,720    Ford Motor Company                                       1,024,611
--------------------------------------------------------------------------------
   39,055    General Motors Corp.                                       830,700
--------------------------------------------------------------------------------
   18,787    Harley-Davidson, Inc.                                      974,670
--------------------------------------------------------------------------------
                                                                      2,829,981
--------------------------------------------------------------------------------

BEVERAGES -- 2.0%
--------------------------------------------------------------------------------
   53,559    Anheuser-Busch Companies, Inc.                           2,290,718
--------------------------------------------------------------------------------
    5,747    Brown-Forman Corp. Cl B                                    442,347
--------------------------------------------------------------------------------
  142,116    Coca-Cola Company (The)                                  5,950,397
--------------------------------------------------------------------------------
   20,974    Coca-Cola Enterprises Inc.                                 426,611
--------------------------------------------------------------------------------
   13,632    Constellation Brands Inc. Cl A(1)                          341,482
--------------------------------------------------------------------------------
    3,971    Molson Coors Brewing Co.                                   272,490
--------------------------------------------------------------------------------
    9,303    Pepsi Bottling Group Inc.                                  282,718
--------------------------------------------------------------------------------
  114,297    PepsiCo, Inc.                                            6,605,224
--------------------------------------------------------------------------------
                                                                     16,611,987
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 1.4%
--------------------------------------------------------------------------------
   80,630    Amgen Inc.(1)                                            5,865,833
--------------------------------------------------------------------------------
   12,616    Applera Corporation-Applied
             Biosystems Group                                           342,398
--------------------------------------------------------------------------------
   23,725    Biogen Idec Inc.(1)                                      1,117,448
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------
    7,564    Chiron Corp.(1)                                       $    346,507
--------------------------------------------------------------------------------
   17,913    Genzyme Corp.(1)                                         1,204,112
--------------------------------------------------------------------------------
   31,883    Gilead Sciences, Inc.(1)                                 1,983,760
--------------------------------------------------------------------------------
   17,604    MedImmune, Inc.(1)                                         643,954
--------------------------------------------------------------------------------
                                                                     11,504,012
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
   12,279    American Standard
             Companies Inc.                                             526,278
--------------------------------------------------------------------------------
   28,720    Masco Corp.                                                933,113
--------------------------------------------------------------------------------
                                                                      1,459,391
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 3.5%
--------------------------------------------------------------------------------
   17,276    Ameriprise Financial Inc.                                  778,457
--------------------------------------------------------------------------------
   53,196    Bank of New York Co.,
             Inc. (The)                                               1,917,184
--------------------------------------------------------------------------------
    8,241    Bear Stearns Companies
             Inc. (The)                                               1,143,027
--------------------------------------------------------------------------------
   28,803    E*TRADE Financial Corp.(1)                                 777,105
--------------------------------------------------------------------------------
    5,790    Federated Investors Inc. Cl B                              226,100
--------------------------------------------------------------------------------
   10,522    Franklin Resources, Inc.                                   991,593
--------------------------------------------------------------------------------
   30,081    Goldman Sachs Group,
             Inc. (The)                                               4,721,513
--------------------------------------------------------------------------------
   14,782    Janus Capital Group Inc.                                   342,499
--------------------------------------------------------------------------------
   18,652    Lehman Brothers Holdings Inc.                            2,695,774
--------------------------------------------------------------------------------
   28,567    Mellon Financial Corp.                                   1,016,985
--------------------------------------------------------------------------------
   63,350    Merrill Lynch & Co., Inc.                                4,989,445
--------------------------------------------------------------------------------
   74,100    Morgan Stanley                                           4,654,962
--------------------------------------------------------------------------------
   12,796    Northern Trust Corp.                                       671,790
--------------------------------------------------------------------------------
   71,241    Schwab (Charles) Corp.                                   1,226,058
--------------------------------------------------------------------------------
   22,963    State Street Corp.                                       1,387,654
--------------------------------------------------------------------------------
    9,111    T. Rowe Price Group Inc.                                   712,571
--------------------------------------------------------------------------------
                                                                     28,252,717
--------------------------------------------------------------------------------

CHEMICALS -- 1.5%
--------------------------------------------------------------------------------
   15,372    Air Products & Chemicals, Inc.                           1,032,845
--------------------------------------------------------------------------------
    4,905    Ashland Inc.                                               348,647
--------------------------------------------------------------------------------
   66,730    Dow Chemical Co.                                         2,709,237
--------------------------------------------------------------------------------
   63,456    du Pont (E.I.) de
             Nemours & Co.                                            2,678,477
--------------------------------------------------------------------------------
    5,644    Eastman Chemical Company                                   288,860
--------------------------------------------------------------------------------
   12,558    Ecolab Inc.                                                479,716
--------------------------------------------------------------------------------
    8,559    Engelhard Corporation                                      339,022
--------------------------------------------------------------------------------
    7,825    Hercules Inc.(1)                                           107,985
--------------------------------------------------------------------------------
    5,424    International Flavors
             & Fragrances Inc.                                          186,152
--------------------------------------------------------------------------------
   18,577    Monsanto Co.                                             1,574,401
--------------------------------------------------------------------------------
   11,394    PPG Industries, Inc.                                       721,810
--------------------------------------------------------------------------------
   22,284    Praxair, Inc.                                            1,228,963
--------------------------------------------------------------------------------
    9,952    Rohm and Haas Co.                                          486,354
--------------------------------------------------------------------------------
    4,601    Sigma-Aldrich Corp.                                        302,700
--------------------------------------------------------------------------------
       13    Tronox Inc. Cl B(1)                                            221
--------------------------------------------------------------------------------
                                                                     12,485,390
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
9

Equity Index - Schedule of Investments

MARCH 31, 2006

Shares                                                                Value
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 5.8%
--------------------------------------------------------------------------------
   23,814    AmSouth Bancorporation                                $    644,169
--------------------------------------------------------------------------------
  320,451    Bank of America Corp.                                   14,593,338
--------------------------------------------------------------------------------
   36,940    BB&T Corporation                                         1,448,048
--------------------------------------------------------------------------------
   11,217    Comerica Inc.                                              650,249
--------------------------------------------------------------------------------
    8,523    Compass Bancshares Inc.                                    431,349
--------------------------------------------------------------------------------
   38,356    Fifth Third Bancorp                                      1,509,692
--------------------------------------------------------------------------------
    8,713    First Horizon National Corp.                               362,896
--------------------------------------------------------------------------------
   17,127    Huntington Bancshares Inc.                                 413,275
--------------------------------------------------------------------------------
   27,932    KeyCorp                                                  1,027,898
--------------------------------------------------------------------------------
    5,478    M&T Bank Corp.                                             625,259
--------------------------------------------------------------------------------
   14,498    Marshall & Ilsley Corp.                                    631,823
--------------------------------------------------------------------------------
   37,745    National City Corp.                                      1,317,301
--------------------------------------------------------------------------------
   32,847    North Fork Bancorporation, Inc.                            946,979
--------------------------------------------------------------------------------
   20,174    PNC Financial Services Group                             1,357,912
--------------------------------------------------------------------------------
   31,508    Regions Financial Corp.                                  1,108,136
--------------------------------------------------------------------------------
   25,571    SunTrust Banks, Inc.                                     1,860,546
--------------------------------------------------------------------------------
   21,642    Synovus Financial Corp.                                    586,282
--------------------------------------------------------------------------------
  124,250    U.S. Bancorp                                             3,789,625
--------------------------------------------------------------------------------
  111,935    Wachovia Corp.                                           6,273,957
--------------------------------------------------------------------------------
  115,617    Wells Fargo & Co.                                        7,384,458
--------------------------------------------------------------------------------
    7,210    Zions Bancorporation                                       596,483
--------------------------------------------------------------------------------
                                                                     47,559,675
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 0.7%
--------------------------------------------------------------------------------
   15,132    Allied Waste Industries Inc.(1)                            185,216
--------------------------------------------------------------------------------
    7,634    Avery Dennison Corp.                                       446,436
--------------------------------------------------------------------------------
   69,556    Cendant Corporation                                      1,206,797
--------------------------------------------------------------------------------
    9,524    Cintas Corp.                                               405,913
--------------------------------------------------------------------------------
    8,908    Equifax Inc.                                               331,734
--------------------------------------------------------------------------------
    8,708    Monster Worldwide Inc.(1)                                  434,181
--------------------------------------------------------------------------------
   15,674    Pitney Bowes, Inc.                                         672,885
--------------------------------------------------------------------------------
   14,895    R.R. Donnelley & Sons Company                              487,364
--------------------------------------------------------------------------------
   11,853    Robert Half International Inc.                             457,644
--------------------------------------------------------------------------------
   38,129    Waste Management, Inc.                                   1,345,954
--------------------------------------------------------------------------------
                                                                      5,974,124
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 3.1%
--------------------------------------------------------------------------------
    8,072    ADC Telecommunications, Inc.(1)                            206,562
--------------------------------------------------------------------------------
   10,931    Andrew Corporation(1)                                      134,233
--------------------------------------------------------------------------------
   28,705    Avaya Inc.(1)                                              324,367
--------------------------------------------------------------------------------
   40,059    CIENA Corporation(1)                                       208,707
--------------------------------------------------------------------------------
  424,325    Cisco Systems Inc.(1)                                    9,195,122
--------------------------------------------------------------------------------
   13,969    Comverse Technology, Inc.(1)                               328,691
--------------------------------------------------------------------------------
  106,637    Corning Inc.(1)                                          2,869,602
--------------------------------------------------------------------------------
  115,451    JDS Uniphase Corp.(1)                                      481,431
--------------------------------------------------------------------------------
  308,628    Lucent Technologies Inc.(1)                                941,315
--------------------------------------------------------------------------------
  172,426    Motorola, Inc.                                           3,950,280
--------------------------------------------------------------------------------
  114,261    QUALCOMM Inc.                                            5,782,749
--------------------------------------------------------------------------------
   31,131    Tellabs, Inc.(1)                                           494,983
--------------------------------------------------------------------------------
                                                                     24,918,042
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 2.5%
--------------------------------------------------------------------------------
   58,750    Apple Computer, Inc.(1)                               $  3,684,800
--------------------------------------------------------------------------------
  162,356    Dell Inc.(1)                                             4,831,714
--------------------------------------------------------------------------------
  163,928    EMC Corp.(1)                                             2,234,339
--------------------------------------------------------------------------------
   18,430    Gateway, Inc.(1)                                            40,362
--------------------------------------------------------------------------------
  195,147    Hewlett-Packard Co.                                      6,420,335
--------------------------------------------------------------------------------
    7,470    Lexmark International,
             Inc. Cl A(1)                                               338,989
--------------------------------------------------------------------------------
   12,537    NCR Corp.(1)                                               523,921
--------------------------------------------------------------------------------
   25,839    Network Appliance, Inc.(1)                                 930,979
--------------------------------------------------------------------------------
   11,150    QLogic Corp.(1)                                            215,753
--------------------------------------------------------------------------------
  238,627    Sun Microsystems, Inc.(1)                                1,224,157
--------------------------------------------------------------------------------
                                                                     20,445,349
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING -- 0.1%
--------------------------------------------------------------------------------
    6,000    Fluor Corp.                                                514,800
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.1%
--------------------------------------------------------------------------------
    6,917    Vulcan Materials Co.                                       599,358
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 0.9%
--------------------------------------------------------------------------------
   85,408    American Express Co.                                     4,488,190
--------------------------------------------------------------------------------
   20,766    Capital One Financial Corp.                              1,672,078
--------------------------------------------------------------------------------
   28,807    SLM Corporation                                          1,496,236
--------------------------------------------------------------------------------
                                                                      7,656,504
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 0.2%
--------------------------------------------------------------------------------
    7,206    Ball Corp.                                                 315,839
--------------------------------------------------------------------------------
    7,239    Bemis Co., Inc.                                            228,608
--------------------------------------------------------------------------------
    9,852    Pactiv Corp.(1)                                            241,768
--------------------------------------------------------------------------------
    5,602    Sealed Air Corp.                                           324,188
--------------------------------------------------------------------------------
    7,630    Temple-Inland Inc.                                         339,916
--------------------------------------------------------------------------------
                                                                      1,450,319
--------------------------------------------------------------------------------

DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
   11,948    Genuine Parts Company                                      523,681
--------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES -- 0.1%
--------------------------------------------------------------------------------
    9,700    Apollo Group Inc. Cl A(1)                                  509,347
--------------------------------------------------------------------------------
   22,644    Block (H & R), Inc.                                        490,243
--------------------------------------------------------------------------------
                                                                        999,590
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 3.6%
--------------------------------------------------------------------------------
   13,798    CIT Group Inc.                                             738,469
--------------------------------------------------------------------------------
  344,377    Citigroup Inc.                                          16,268,370
--------------------------------------------------------------------------------
  240,507    J.P. Morgan Chase & Co.                                 10,014,712
--------------------------------------------------------------------------------
   25,333    McGraw-Hill Companies,
             Inc. (The)                                               1,459,687
--------------------------------------------------------------------------------
   16,783    Moody's Corp.                                            1,199,313
--------------------------------------------------------------------------------
                                                                     29,680,551
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.4%
--------------------------------------------------------------------------------
  267,684    AT&T Inc.                                                7,238,175
--------------------------------------------------------------------------------
  124,039    BellSouth Corp.                                          4,297,951
--------------------------------------------------------------------------------
    9,016    CenturyTel Inc.                                            352,706
--------------------------------------------------------------------------------
   22,602    Citizens Communications
             Company                                                    299,929
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
10

Equity Index - Schedule of Investments

MARCH 31, 2006

Shares                                                                Value
--------------------------------------------------------------------------------
  107,148    Qwest Communications
             International Inc.(1)                                 $    728,606
--------------------------------------------------------------------------------
  201,915    Verizon Communications                                   6,877,225
--------------------------------------------------------------------------------
                                                                     19,794,592
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.5%
--------------------------------------------------------------------------------
   11,281    Allegheny Energy, Inc.(1)                                  381,862
--------------------------------------------------------------------------------
   27,187    American Electric Power                                    924,902
--------------------------------------------------------------------------------
   13,778    Cinergy Corp.                                              625,659
--------------------------------------------------------------------------------
   22,498    Edison International                                       926,468
--------------------------------------------------------------------------------
   14,351    Entergy Corp.                                              989,358
--------------------------------------------------------------------------------
   46,022    Exelon Corporation                                       2,434,563
--------------------------------------------------------------------------------
   22,773    FirstEnergy Corp.                                        1,113,600
--------------------------------------------------------------------------------
   27,824    FPL Group, Inc.                                          1,116,855
--------------------------------------------------------------------------------
    6,857    Pinnacle West Capital Corp.                                268,109
--------------------------------------------------------------------------------
   26,260    PPL Corporation                                            772,044
--------------------------------------------------------------------------------
   17,425    Progress Energy Inc.                                       766,352
--------------------------------------------------------------------------------
   51,200    Southern Co.                                             1,677,823
--------------------------------------------------------------------------------
                                                                     11,997,595
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 0.5%
--------------------------------------------------------------------------------
   11,820    American Power
             Conversion Corp.                                           273,160
--------------------------------------------------------------------------------
    6,343    Cooper Industries, Ltd. Cl A                               551,207
--------------------------------------------------------------------------------
   28,376    Emerson Electric Co.                                     2,373,085
--------------------------------------------------------------------------------
   12,217    Rockwell Automation Inc.                                   878,524
--------------------------------------------------------------------------------
                                                                      4,075,976
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
--------------------------------------------------------------------------------
   29,562    Agilent Technologies, Inc.(1)                            1,110,054
--------------------------------------------------------------------------------
   12,067    Jabil Circuit, Inc.(1)                                     517,192
--------------------------------------------------------------------------------
    9,806    Molex Inc.                                                 325,559
--------------------------------------------------------------------------------
   36,923    Sanmina-SCI Corp.(1)                                       151,384
--------------------------------------------------------------------------------
   63,286    Solectron Corp.(1)                                         253,144
--------------------------------------------------------------------------------
   17,387    Symbol Technologies, Inc.                                  183,954
--------------------------------------------------------------------------------
    5,606    Tektronix, Inc.                                            200,190
--------------------------------------------------------------------------------
                                                                      2,741,477
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 1.9%
--------------------------------------------------------------------------------
   23,626    Baker Hughes Inc.                                        1,616,018
--------------------------------------------------------------------------------
   22,390    BJ Services Co.                                            774,694
--------------------------------------------------------------------------------
   35,607    Halliburton Co.                                          2,600,023
--------------------------------------------------------------------------------
   10,914    Nabors Industries Ltd.(1)                                  781,224
--------------------------------------------------------------------------------
   12,068    National Oilwell Varco, Inc.(1)                            773,800
--------------------------------------------------------------------------------
    9,473    Noble Corp.                                                768,260
--------------------------------------------------------------------------------
    7,523    Rowan Companies, Inc.                                      330,711
--------------------------------------------------------------------------------
   40,761    Schlumberger Ltd.                                        5,159,121
--------------------------------------------------------------------------------
   22,489    Transocean Inc.(1)                                       1,805,867
--------------------------------------------------------------------------------
   24,084    Weatherford International Ltd.(1)                        1,101,843
--------------------------------------------------------------------------------
                                                                     15,711,561
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 2.4%
--------------------------------------------------------------------------------
   25,476    Albertson's Inc.                                           653,969
--------------------------------------------------------------------------------
   32,632    Costco Wholesale Corporation                             1,767,349
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------
   56,371    CVS Corp.                                             $  1,683,802
--------------------------------------------------------------------------------
   50,094    Kroger Co. (The)(1)                                      1,019,914
--------------------------------------------------------------------------------
   31,059    Safeway Inc.                                               780,202
--------------------------------------------------------------------------------
    9,371    Supervalu Inc.                                             288,814
--------------------------------------------------------------------------------
   42,756    Sysco Corp.                                              1,370,330
--------------------------------------------------------------------------------
  172,340    Wal-Mart Stores, Inc.                                    8,141,341
--------------------------------------------------------------------------------
   69,812    Walgreen Co.                                             3,010,992
--------------------------------------------------------------------------------
    9,598    Whole Foods Market, Inc.                                   637,691
--------------------------------------------------------------------------------
                                                                     19,354,404
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
   45,133    Archer-Daniels-Midland Co.                               1,518,726
--------------------------------------------------------------------------------
   12,726    Campbell Soup Company                                      412,322
--------------------------------------------------------------------------------
   35,866    ConAgra Foods, Inc.                                        769,684
--------------------------------------------------------------------------------
   11,191    Dean Foods Co.(1)                                          434,547
--------------------------------------------------------------------------------
   24,591    General Mills, Inc.                                      1,246,272
--------------------------------------------------------------------------------
   23,135    H.J. Heinz Company                                         877,279
--------------------------------------------------------------------------------
   12,350    Hershey Company (The)                                      645,041
--------------------------------------------------------------------------------
   17,343    Kellogg Co.                                                763,786
--------------------------------------------------------------------------------
    9,126    McCormick & Company, Inc.                                  309,006
--------------------------------------------------------------------------------
   52,491    Sara Lee Corp.                                             938,539
--------------------------------------------------------------------------------
   17,434    Tyson Foods, Inc. Cl A                                     239,543
--------------------------------------------------------------------------------
   12,232    Wrigley (Wm.) Jr. Company                                  782,848
--------------------------------------------------------------------------------
                                                                      8,937,593
--------------------------------------------------------------------------------

GAS UTILITIES(2)
--------------------------------------------------------------------------------
    3,030    NICOR Inc.                                                 119,867
--------------------------------------------------------------------------------
    2,646    People's Energy Corp.                                       94,303
--------------------------------------------------------------------------------
                                                                        214,170
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 2.0%
--------------------------------------------------------------------------------
    7,184    Bard (C.R.), Inc.                                          487,147
--------------------------------------------------------------------------------
    3,697    Bausch & Lomb Inc.                                         235,499
--------------------------------------------------------------------------------
   44,741    Baxter International, Inc.                               1,736,398
--------------------------------------------------------------------------------
   17,064    Becton Dickinson & Co.                                   1,050,801
--------------------------------------------------------------------------------
   17,056    Biomet Inc.                                                605,829
--------------------------------------------------------------------------------
   40,848    Boston Scientific Corp.(1)                                 941,546
--------------------------------------------------------------------------------
    8,525    Fisher Scientific International(1)                         580,126
--------------------------------------------------------------------------------
   23,370    Guidant Corp.                                            1,824,262
--------------------------------------------------------------------------------
   11,117    Hospira Inc.(1)                                            438,677
--------------------------------------------------------------------------------
   83,275    Medtronic, Inc.                                          4,226,207
--------------------------------------------------------------------------------
    3,581    Millipore Corp.(1)                                         261,628
--------------------------------------------------------------------------------
    8,990    PerkinElmer, Inc.                                          210,995
--------------------------------------------------------------------------------
   25,310    St. Jude Medical, Inc.(1)                                1,037,710
--------------------------------------------------------------------------------
   20,177    Stryker Corp.                                              894,648
--------------------------------------------------------------------------------
   11,211    Thermo Electron Corp.(1)                                   415,816
--------------------------------------------------------------------------------
    7,210    Waters Corp.(1)                                            311,112
--------------------------------------------------------------------------------
   17,106    Zimmer Holdings Inc.(1)                                  1,156,366
--------------------------------------------------------------------------------
                                                                     16,414,767
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 3.0%
--------------------------------------------------------------------------------
   39,112    Aetna Inc.                                               1,921,964
--------------------------------------------------------------------------------
   14,438    AmerisourceBergen Corp.                                    696,922
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
11

Equity Index - Schedule of Investments

MARCH 31, 2006

Shares                                                                Value
--------------------------------------------------------------------------------
   29,112    Cardinal Health, Inc.                                 $  2,169,426
--------------------------------------------------------------------------------
   30,970    Caremark Rx Inc.(1)                                      1,523,105
--------------------------------------------------------------------------------
    8,353    CIGNA Corp.                                              1,091,069
--------------------------------------------------------------------------------
   11,047    Coventry Health Care Inc.(1)                               596,317
--------------------------------------------------------------------------------
   10,107    Express Scripts, Inc.(1)                                   888,405
--------------------------------------------------------------------------------
   28,144    HCA Inc.                                                 1,288,714
--------------------------------------------------------------------------------
   16,565    Health Management
             Associates, Inc. Cl A                                      357,307
--------------------------------------------------------------------------------
   11,296    Humana Inc.(1)                                             594,734
--------------------------------------------------------------------------------
   13,744    IMS Health Inc.                                            354,183
--------------------------------------------------------------------------------
    8,643    Laboratory Corporation
             of America Holdings(1)                                     505,443
--------------------------------------------------------------------------------
    5,437    Manor Care, Inc.                                           241,131
--------------------------------------------------------------------------------
   21,106    McKesson Corp.                                           1,100,256
--------------------------------------------------------------------------------
   20,989    Medco Health Solutions Inc.(1)                           1,200,991
--------------------------------------------------------------------------------
    9,588    Patterson Companies, Inc.(1)                               337,498
--------------------------------------------------------------------------------
   11,209    Quest Diagnostics Inc.                                     575,022
--------------------------------------------------------------------------------
   32,517    Tenet Healthcare Corp.(1)                                  239,975
--------------------------------------------------------------------------------
   93,564    UnitedHealth Group
             Incorporated                                             5,226,484
--------------------------------------------------------------------------------
   45,527    WellPoint Inc.(1)                                        3,525,155
--------------------------------------------------------------------------------
                                                                     24,434,101
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 1.5%
--------------------------------------------------------------------------------
   29,959    Carnival Corporation                                     1,419,158
--------------------------------------------------------------------------------
    9,093    Darden Restaurants, Inc.                                   373,086
--------------------------------------------------------------------------------
   12,712    Harrah's Entertainment, Inc.                               991,028
--------------------------------------------------------------------------------
   22,772    Hilton Hotels Corporation                                  579,775
--------------------------------------------------------------------------------
   23,287    International Game Technology                              820,168
--------------------------------------------------------------------------------
   11,181    Marriott International, Inc. Cl A                          767,017
--------------------------------------------------------------------------------
   86,726    McDonald's Corporation                                   2,979,904
--------------------------------------------------------------------------------
   52,647    Starbucks Corporation(1)                                 1,981,632
--------------------------------------------------------------------------------
   14,890    Starwood Hotels &
             Resorts Worldwide, Inc.                                  1,008,500
--------------------------------------------------------------------------------
    7,875    Wendy's International, Inc.                                488,723
--------------------------------------------------------------------------------
   19,030    Yum! Brands, Inc.                                          929,806
--------------------------------------------------------------------------------
                                                                     12,338,797
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.8%
--------------------------------------------------------------------------------
    5,330    Black & Decker Corporation                                 463,124
--------------------------------------------------------------------------------
    8,470    Centex Corp.                                               525,055
--------------------------------------------------------------------------------
   18,777    D.R. Horton, Inc.                                          623,772
--------------------------------------------------------------------------------
   10,107    Fortune Brands, Inc.                                       814,928
--------------------------------------------------------------------------------
    4,536    Harman International
             Industries Inc.                                            504,086
--------------------------------------------------------------------------------
    5,290    KB Home                                                    343,744
--------------------------------------------------------------------------------
   12,550    Leggett & Platt, Inc.                                      305,844
--------------------------------------------------------------------------------
    9,471    Lennar Corp.                                               571,859
--------------------------------------------------------------------------------
    5,562    Maytag Corporation                                         118,637
--------------------------------------------------------------------------------
   18,970    Newell Rubbermaid Inc.                                     477,854
--------------------------------------------------------------------------------
   14,783    Pulte Homes Inc.                                           567,963
--------------------------------------------------------------------------------
    4,015    Snap-on Incorporated                                       153,052
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------
    4,982    Stanley Works (The)                                   $    252,388
--------------------------------------------------------------------------------
    4,703    Whirlpool Corp.                                            430,183
--------------------------------------------------------------------------------
                                                                      6,152,489
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 2.2%
--------------------------------------------------------------------------------
   10,349    Clorox Company                                             619,388
--------------------------------------------------------------------------------
   35,543    Colgate-Palmolive Co.                                    2,029,505
--------------------------------------------------------------------------------
   31,795    Kimberly-Clark Corp.                                     1,837,751
--------------------------------------------------------------------------------
  226,933    Procter & Gamble Co. (The)                              13,075,879
--------------------------------------------------------------------------------
                                                                     17,562,523
--------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS
& ENERGY TRADERS -- 0.6%
--------------------------------------------------------------------------------
   45,307    AES Corporation (The)(1)                                   772,937
--------------------------------------------------------------------------------
   12,299    Constellation Energy Group Inc.                            672,878
--------------------------------------------------------------------------------
   64,061    Duke Energy Corp.                                        1,867,378
--------------------------------------------------------------------------------
   20,895    Dynegy Inc. Cl A(1)                                        100,296
--------------------------------------------------------------------------------
   31,927    TXU Corp.                                                1,429,053
--------------------------------------------------------------------------------
                                                                      4,842,542
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 4.1%
--------------------------------------------------------------------------------
   52,080    3M Co.                                                   3,941,935
--------------------------------------------------------------------------------
  719,169    General Electric Co.                                    25,012,698
--------------------------------------------------------------------------------
    9,141    Textron Inc.                                               853,678
--------------------------------------------------------------------------------
  139,023    Tyco International Ltd.                                  3,736,938
--------------------------------------------------------------------------------
                                                                     33,545,249
--------------------------------------------------------------------------------

INSURANCE -- 4.7%
--------------------------------------------------------------------------------
   22,253    Ace, Ltd.                                                1,157,379
--------------------------------------------------------------------------------
   34,373    Aflac Inc.                                               1,551,253
--------------------------------------------------------------------------------
   44,486    Allstate Corp.                                           2,318,165
--------------------------------------------------------------------------------
    7,290    Ambac Financial Group, Inc.                                580,284
--------------------------------------------------------------------------------
  179,074    American International
             Group, Inc.                                             11,835,000
--------------------------------------------------------------------------------
   22,231    AON Corp.                                                  922,809
--------------------------------------------------------------------------------
   13,801    Chubb Corp.                                              1,317,167
--------------------------------------------------------------------------------
   12,030    Cincinnati Financial Corp.                                 506,102
--------------------------------------------------------------------------------
   26,019    Genworth Financial Inc. Cl A                               869,815
--------------------------------------------------------------------------------
   20,859    Hartford Financial
             Services Group Inc. (The)                                1,680,192
--------------------------------------------------------------------------------
    9,196    Jefferson-Pilot Corp.                                      514,608
--------------------------------------------------------------------------------
   11,967    Lincoln National Corp.                                     653,279
--------------------------------------------------------------------------------
    9,370    Loews Corp.                                                948,244
--------------------------------------------------------------------------------
   37,755    Marsh & McLennan
             Companies, Inc.                                          1,108,487
--------------------------------------------------------------------------------
    9,259    MBIA Inc.                                                  556,744
--------------------------------------------------------------------------------
   52,280    MetLife, Inc.                                            2,528,784
--------------------------------------------------------------------------------
   19,300    Principal Financial Group                                  941,840
--------------------------------------------------------------------------------
   13,580    Progressive Corp. (The)                                  1,415,851
--------------------------------------------------------------------------------
   34,152    Prudential Financial, Inc.                               2,589,063
--------------------------------------------------------------------------------
    8,520    Safeco Corp.                                               427,789
--------------------------------------------------------------------------------
   47,997    St. Paul Travelers
             Companies, Inc. (The)                                    2,005,795
--------------------------------------------------------------------------------
    7,159    Torchmark Corp.                                            408,779
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
12

Equity Index - Schedule of Investments

MARCH 31, 2006

Shares                                                                Value
--------------------------------------------------------------------------------
   20,643    UnumProvident Corp.                                   $    422,769
--------------------------------------------------------------------------------
   12,046    XL Capital Ltd. Cl A                                       772,269
--------------------------------------------------------------------------------
                                                                     38,032,467
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL -- 0.1%
--------------------------------------------------------------------------------
   21,308    Amazon.com, Inc.(1)                                        777,955
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 1.6%
--------------------------------------------------------------------------------
   79,567    eBay Inc.(1)                                             3,107,887
--------------------------------------------------------------------------------
   16,670    Google Inc. Cl A(1)                                      6,501,300
--------------------------------------------------------------------------------
   16,871    VeriSign, Inc.(1)                                          404,735
--------------------------------------------------------------------------------
   87,062    Yahoo! Inc.(1)                                           2,808,620
--------------------------------------------------------------------------------
                                                                     12,822,542
--------------------------------------------------------------------------------

IT SERVICES -- 2.1%
--------------------------------------------------------------------------------
    8,630    Affiliated Computer
             Services Inc. Cl A(1)                                      514,866
--------------------------------------------------------------------------------
   39,971    Automatic Data Processing, Inc.                          1,825,875
--------------------------------------------------------------------------------
   12,881    Computer Sciences Corp.(1)                                 715,540
--------------------------------------------------------------------------------
    9,603    Convergys Corp.(1)                                         174,871
--------------------------------------------------------------------------------
   35,470    Electronic Data Systems Corp.                              951,660
--------------------------------------------------------------------------------
   52,911    First Data Corp.                                         2,477,293
--------------------------------------------------------------------------------
   12,748    Fiserv, Inc.(1)                                            542,427
--------------------------------------------------------------------------------
  108,137    International Business
             Machines Corp.                                           8,918,059
--------------------------------------------------------------------------------
   23,067    Paychex, Inc.                                              960,971
--------------------------------------------------------------------------------
    9,091    Sabre Holdings Corp. Cl A                                  213,911
--------------------------------------------------------------------------------
   23,654    Unisys Corp.(1)                                            162,976
--------------------------------------------------------------------------------
                                                                     17,458,449
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
    6,535    Brunswick Corp.                                            253,950
--------------------------------------------------------------------------------
   19,844    Eastman Kodak Co.                                          564,364
--------------------------------------------------------------------------------
   12,242    Hasbro, Inc.                                               258,306
--------------------------------------------------------------------------------
   26,817    Mattel, Inc.                                               486,192
--------------------------------------------------------------------------------
                                                                      1,562,812
--------------------------------------------------------------------------------

MACHINERY -- 1.5%
--------------------------------------------------------------------------------
   46,286    Caterpillar Inc.                                         3,323,797
--------------------------------------------------------------------------------
    3,212    Cummins Inc.                                               337,581
--------------------------------------------------------------------------------
   16,381    Danaher Corp.                                            1,041,013
--------------------------------------------------------------------------------
   16,344    Deere & Co.                                              1,291,993
--------------------------------------------------------------------------------
   14,044    Dover Corp.                                                681,977
--------------------------------------------------------------------------------
   10,284    Eaton Corp.                                                750,423
--------------------------------------------------------------------------------
   14,157    Illinois Tool Works Inc.                                 1,363,461
--------------------------------------------------------------------------------
   22,575    Ingersoll-Rand Company Cl A                                943,409
--------------------------------------------------------------------------------
   12,759    ITT Industries, Inc.                                       717,311
--------------------------------------------------------------------------------
    4,279    Navistar International Corp.(1)                            118,015
--------------------------------------------------------------------------------
   11,691    Paccar Inc.                                                823,982
--------------------------------------------------------------------------------
    8,630    Pall Corp.                                                 269,170
--------------------------------------------------------------------------------
    8,270    Parker-Hannifin Corp.                                      666,645
--------------------------------------------------------------------------------
                                                                     12,328,777
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

MEDIA -- 3.0%
--------------------------------------------------------------------------------
   53,347    CBS Corp. Cl B                                        $  1,279,261
--------------------------------------------------------------------------------
   35,657    Clear Channel
             Communications, Inc.                                     1,034,410
--------------------------------------------------------------------------------
  147,553    Comcast Corporation Cl A(1)                              3,859,986
--------------------------------------------------------------------------------
  132,847    Disney (Walt) Co.                                        3,705,103
--------------------------------------------------------------------------------
    4,089    Dow Jones & Co., Inc.                                      160,698
--------------------------------------------------------------------------------
    5,852    EW Scripps Co. Cl A                                        261,643
--------------------------------------------------------------------------------
   16,413    Gannett Co., Inc.                                          983,467
--------------------------------------------------------------------------------
   29,626    Interpublic Group
             of Companies, Inc.(1)                                      283,225
--------------------------------------------------------------------------------
    4,621    Knight-Ridder, Inc.                                        292,093
--------------------------------------------------------------------------------
    2,874    Meredith Corp.                                             160,340
--------------------------------------------------------------------------------
    9,987    New York Times Co.
             (The) Cl A                                                 252,771
--------------------------------------------------------------------------------
  165,618    News Corp. Cl A                                          2,750,915
--------------------------------------------------------------------------------
   12,326    Omnicom Group Inc.                                       1,026,140
--------------------------------------------------------------------------------
  310,842    Time Warner Inc.                                         5,219,036
--------------------------------------------------------------------------------
   18,090    Tribune Co.                                                496,209
--------------------------------------------------------------------------------
   15,450    Univision Communications
             Inc. Cl A(1)                                               532,562
--------------------------------------------------------------------------------
   53,338    Viacom Inc. Cl B                                         2,069,514
--------------------------------------------------------------------------------
                                                                     24,367,373
--------------------------------------------------------------------------------

METALS & MINING -- 0.9%
--------------------------------------------------------------------------------
   60,125    Alcoa Inc.                                               1,837,421
--------------------------------------------------------------------------------
    5,979    Allegheny Technologies Inc.                                365,795
--------------------------------------------------------------------------------
   12,713    Freeport-McMoRan
             Copper & Gold, Inc. Cl B                                   759,856
--------------------------------------------------------------------------------
   30,842    Newmont Mining Corporation                               1,600,392
--------------------------------------------------------------------------------
   10,731    Nucor Corp.                                              1,124,501
--------------------------------------------------------------------------------
   14,053    Phelps Dodge Corp.                                       1,131,688
--------------------------------------------------------------------------------
    7,508    United States Steel Corp.                                  455,585
--------------------------------------------------------------------------------
                                                                      7,275,238
--------------------------------------------------------------------------------

MULTI-UTILITIES -- 1.0%
--------------------------------------------------------------------------------
   14,142    Ameren Corp.                                               704,554
--------------------------------------------------------------------------------
   21,333    CenterPoint Energy, Inc.                                   254,503
--------------------------------------------------------------------------------
   15,248    CMS Energy Corp.(1)                                        197,462
--------------------------------------------------------------------------------
   16,952    Consolidated Edison, Inc.                                  737,412
--------------------------------------------------------------------------------
   23,985    Dominion Resources Inc.                                  1,655,684
--------------------------------------------------------------------------------
   12,287    DTE Energy Company                                         492,586
--------------------------------------------------------------------------------
   12,064    KeySpan Corporation                                        493,056
--------------------------------------------------------------------------------
   18,850    NiSource Inc.                                              381,147
--------------------------------------------------------------------------------
   23,821    PG&E Corp.                                                 926,637
--------------------------------------------------------------------------------
   17,308    Public Service
             Enterprise Group Inc.                                    1,108,404
--------------------------------------------------------------------------------
   17,846    Sempra Energy                                              829,125
--------------------------------------------------------------------------------
   14,415    TECO Energy, Inc.                                          232,370
--------------------------------------------------------------------------------
   27,905    XCEL Energy Inc.                                           506,476
--------------------------------------------------------------------------------
                                                                      8,519,416
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
13

Equity Index - Schedule of Investments

MARCH 31, 2006

Shares                                                                Value
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 1.1%
--------------------------------------------------------------------------------
    7,904    Big Lots Inc.(1)                                       $   110,340
--------------------------------------------------------------------------------
    4,273    Dillard's Inc. Cl A                                        111,269
--------------------------------------------------------------------------------
   21,891    Dollar General Corp.                                       386,814
--------------------------------------------------------------------------------
   10,682    Family Dollar Stores, Inc.                                 284,141
--------------------------------------------------------------------------------
   18,792    Federated Department
             Stores, Inc.                                             1,371,816
--------------------------------------------------------------------------------
   16,036    J.C. Penney Co. Inc.                                       968,735
--------------------------------------------------------------------------------
   23,801    Kohl's Corp.(1)                                          1,261,691
--------------------------------------------------------------------------------
   15,102    Nordstrom, Inc.                                            591,696
--------------------------------------------------------------------------------
    6,892    Sears Holdings Corp.(1)                                    911,398
--------------------------------------------------------------------------------
   60,645    Target Corporation                                       3,154,147
--------------------------------------------------------------------------------
                                                                      9,152,047
--------------------------------------------------------------------------------

OFFICE ELECTRONICS -- 0.1%
--------------------------------------------------------------------------------
   64,251    Xerox Corp.(1)                                             976,615
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 7.7%
--------------------------------------------------------------------------------
    5,527    Amerada Hess Corp.                                         787,045
--------------------------------------------------------------------------------
   15,899    Anadarko Petroleum Corp.                                 1,605,958
--------------------------------------------------------------------------------
   22,778    Apache Corp.                                             1,492,187
--------------------------------------------------------------------------------
   25,925    Burlington Resources, Inc.                               2,382,767
--------------------------------------------------------------------------------
   25,753    Chesapeake Energy Corp.                                    808,902
--------------------------------------------------------------------------------
  153,594    Chevron Corp.                                            8,903,843
--------------------------------------------------------------------------------
   95,111    ConocoPhillips                                           6,006,260
--------------------------------------------------------------------------------
   30,473    Devon Energy Corporation                                 1,864,033
--------------------------------------------------------------------------------
   45,550    El Paso Corp.                                              548,878
--------------------------------------------------------------------------------
   16,740    EOG Resources Inc.                                       1,205,280
--------------------------------------------------------------------------------
  421,309    Exxon Mobil Corp.                                       25,640,865
--------------------------------------------------------------------------------
    8,011    Kerr-McGee Corp.                                           764,890
--------------------------------------------------------------------------------
    7,269    Kinder Morgan, Inc.                                        668,675
--------------------------------------------------------------------------------
   25,310    Marathon Oil Corp.                                       1,927,863
--------------------------------------------------------------------------------
   11,409    Murphy Oil Corp.                                           568,396
--------------------------------------------------------------------------------
   29,713    Occidental Petroleum Corp.                               2,752,909
--------------------------------------------------------------------------------
    9,187    Sunoco, Inc.                                               712,636
--------------------------------------------------------------------------------
   42,891    Valero Energy Corp.                                      2,564,024
--------------------------------------------------------------------------------
   40,989    Williams Companies, Inc. (The)                             876,755
--------------------------------------------------------------------------------
   25,078    XTO Energy Inc.                                          1,092,648
--------------------------------------------------------------------------------
                                                                     63,174,814
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
   33,976    International Paper Company                              1,174,550
--------------------------------------------------------------------------------
    7,286    Louisiana-Pacific Corp.                                    198,179
--------------------------------------------------------------------------------
   12,550    MeadWestvaco Corp.                                         342,741
--------------------------------------------------------------------------------
   16,794    Weyerhaeuser Co.                                         1,216,389
--------------------------------------------------------------------------------
                                                                      2,931,859
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
    5,194    Alberto-Culver Company                                     229,731
--------------------------------------------------------------------------------
   31,080    Avon Products, Inc.                                        968,763
--------------------------------------------------------------------------------
    8,200    Estee Lauder
             Companies, Inc. Cl A                                       304,958
--------------------------------------------------------------------------------
                                                                      1,503,452
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 6.4%
--------------------------------------------------------------------------------
  106,157    Abbott Laboratories                                   $  4,508,488
--------------------------------------------------------------------------------
   10,457    Allergan, Inc.                                           1,134,585
--------------------------------------------------------------------------------
    7,284    Barr Pharmaceuticals Inc.(1)                               458,746
--------------------------------------------------------------------------------
  135,133    Bristol-Myers Squibb Co.                                 3,325,623
--------------------------------------------------------------------------------
   77,950    Eli Lilly and Company                                    4,310,635
--------------------------------------------------------------------------------
   22,483    Forest Laboratories, Inc.(1)                             1,003,416
--------------------------------------------------------------------------------
  205,323    Johnson & Johnson                                       12,159,228
--------------------------------------------------------------------------------
   16,660    King Pharmaceuticals, Inc.(1)                              287,385
--------------------------------------------------------------------------------
  150,874    Merck & Co., Inc.                                        5,315,291
--------------------------------------------------------------------------------
   15,116    Mylan Laboratories Inc.                                    353,714
--------------------------------------------------------------------------------
  507,636    Pfizer Inc.                                             12,650,290
--------------------------------------------------------------------------------
  102,066    Schering-Plough Corp.                                    1,938,233
--------------------------------------------------------------------------------
    7,025    Watson Pharmaceuticals, Inc.(1)                            201,899
--------------------------------------------------------------------------------
   92,720    Wyeth                                                    4,498,774
--------------------------------------------------------------------------------
                                                                     52,146,307
--------------------------------------------------------------------------------

REAL ESTATE -- 1.0%
--------------------------------------------------------------------------------
    6,680    Apartment Investment
             and Management Co. Cl A                                    313,292
--------------------------------------------------------------------------------
   14,734    Archstone-Smith Trust                                      718,577
--------------------------------------------------------------------------------
    7,400    Boston Properties Inc.                                     690,050
--------------------------------------------------------------------------------
   28,047    Equity Office Properties Trust                             941,818
--------------------------------------------------------------------------------
   20,021    Equity Residential                                         936,783
--------------------------------------------------------------------------------
   16,563    Kimco Realty Corporation                                   673,120
--------------------------------------------------------------------------------
   12,739    Plum Creek Timber Co. Inc.                                 470,451
--------------------------------------------------------------------------------
   16,814    ProLogis                                                   899,549
--------------------------------------------------------------------------------
    5,714    Public Storage Inc.                                        464,148
--------------------------------------------------------------------------------
   12,620    Simon Property Group, Inc.                               1,061,848
--------------------------------------------------------------------------------
    8,195    Vornado Realty Trust                                       786,720
--------------------------------------------------------------------------------
                                                                      7,956,356
--------------------------------------------------------------------------------

ROAD & RAIL -- 0.8%
--------------------------------------------------------------------------------
   25,742    Burlington Northern
             Santa Fe Corp.                                           2,145,080
--------------------------------------------------------------------------------
   15,127    CSX Corporation                                            904,595
--------------------------------------------------------------------------------
   28,428    Norfolk Southern Corp.                                   1,537,102
--------------------------------------------------------------------------------
   18,288    Union Pacific Corp.                                      1,707,185
--------------------------------------------------------------------------------
                                                                      6,293,962
--------------------------------------------------------------------------------

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 2.9%
--------------------------------------------------------------------------------
   33,157    Advanced Micro Devices, Inc.(1)                          1,099,486
--------------------------------------------------------------------------------
   24,750    Altera Corp.(1)                                            510,840
--------------------------------------------------------------------------------
   25,283    Analog Devices, Inc.                                       968,086
--------------------------------------------------------------------------------
  109,463    Applied Materials, Inc.                                  1,916,697
--------------------------------------------------------------------------------
   20,111    Applied Micro Circuits Corp.(1)                             81,852
--------------------------------------------------------------------------------
   30,375    Broadcom Corp. Cl A(1)                                   1,310,985
--------------------------------------------------------------------------------
   28,345    Freescale
             Semiconductor Inc. Cl B(1)                                 787,141
--------------------------------------------------------------------------------
  405,898    Intel Corp.                                              7,854,125
--------------------------------------------------------------------------------
   13,761    KLA-Tencor Corp.                                           665,482
--------------------------------------------------------------------------------
   21,114    Linear Technology Corp.                                    740,679
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
14

Equity Index - Schedule of Investments

MARCH 31, 2006

Shares                                                               Value
--------------------------------------------------------------------------------
   26,951    LSI Logic Corp.(1)                                    $    311,554
--------------------------------------------------------------------------------
   22,118    Maxim Integrated Products, Inc.                            821,684
--------------------------------------------------------------------------------
   42,748    Micron Technology, Inc.(1)                                 629,251
--------------------------------------------------------------------------------
   23,257    National Semiconductor Corp.                               647,475
--------------------------------------------------------------------------------
    9,170    Novellus Systems, Inc.(1)                                  220,080
--------------------------------------------------------------------------------
   11,826    NVIDIA Corp.(1)                                            677,157
--------------------------------------------------------------------------------
   12,885    PMC-Sierra, Inc.(1)                                        158,357
--------------------------------------------------------------------------------
   13,640    Teradyne, Inc.(1)                                          211,556
--------------------------------------------------------------------------------
  110,414    Texas Instruments Inc.                                   3,585,142
--------------------------------------------------------------------------------
   23,756    Xilinx, Inc.                                               604,828
--------------------------------------------------------------------------------
                                                                     23,802,457
--------------------------------------------------------------------------------

SOFTWARE -- 3.4%
--------------------------------------------------------------------------------
   41,406    Adobe Systems Inc.(1)                                    1,445,898
--------------------------------------------------------------------------------
   15,944    Autodesk, Inc.(1)                                          614,163
--------------------------------------------------------------------------------
   14,648    BMC Software Inc.(1)                                       317,276
--------------------------------------------------------------------------------
   31,451    CA, Inc.                                                   855,782
--------------------------------------------------------------------------------
   12,337    Citrix Systems, Inc.(1)                                    467,572
--------------------------------------------------------------------------------
   26,310    Compuware Corp.(1)                                         206,007
--------------------------------------------------------------------------------
   20,946    Electronic Arts Inc.(1)                                  1,146,165
--------------------------------------------------------------------------------
   12,223    Intuit Inc.(1)                                             650,141
--------------------------------------------------------------------------------
  613,141    Microsoft Corporation                                   16,683,566
--------------------------------------------------------------------------------
   26,982    Novell, Inc.(1)                                            207,222
--------------------------------------------------------------------------------
  259,934    Oracle Corp.(1)                                          3,558,496
--------------------------------------------------------------------------------
    7,715    Parametric Technology Corp.(1)                             125,986
--------------------------------------------------------------------------------
   71,979    Symantec Corp.(1)                                        1,211,407
--------------------------------------------------------------------------------
                                                                     27,489,681
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 2.2%
--------------------------------------------------------------------------------
   12,461    AutoNation, Inc.(1)                                        268,535
--------------------------------------------------------------------------------
    3,819    AutoZone, Inc.(1)                                          380,716
--------------------------------------------------------------------------------
   19,371    Bed Bath & Beyond Inc.(1)                                  743,846
--------------------------------------------------------------------------------
   28,042    Best Buy Co., Inc.                                       1,568,389
--------------------------------------------------------------------------------
   10,472    Circuit City Stores Inc.                                   256,355
--------------------------------------------------------------------------------
   39,644    Gap, Inc. (The)                                            740,550
--------------------------------------------------------------------------------
  146,548    Home Depot, Inc. (The)                                   6,198,980
--------------------------------------------------------------------------------
   24,060    Limited Brands, Inc.                                       588,508
--------------------------------------------------------------------------------
   53,938    Lowe's Companies, Inc.                                   3,475,765
--------------------------------------------------------------------------------
   20,399    Office Depot, Inc.(1)                                      759,659
--------------------------------------------------------------------------------
    4,908    OfficeMax Inc.                                             148,074
--------------------------------------------------------------------------------
    9,327    RadioShack Corp.                                           179,358
--------------------------------------------------------------------------------
    7,663    Sherwin-Williams Co.                                       378,859
--------------------------------------------------------------------------------
   50,245    Staples, Inc.                                            1,282,252
--------------------------------------------------------------------------------
    9,835    Tiffany & Co.                                              369,206
--------------------------------------------------------------------------------
   31,817    TJX Companies, Inc. (The)                                  789,698
--------------------------------------------------------------------------------
                                                                     18,128,750
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
--------------------------------------------------------------------------------
   26,429    Coach Inc.(1)                                              913,915
--------------------------------------------------------------------------------
    7,853    Jones Apparel Group, Inc.                                  277,761
--------------------------------------------------------------------------------
    7,232    Liz Claiborne, Inc.                                        296,367
--------------------------------------------------------------------------------

Shares/Principal Amount                                             Value
--------------------------------------------------------------------------------
   13,060    NIKE, Inc. Cl B                                       $  1,111,406
--------------------------------------------------------------------------------
    6,067    VF Corp.                                                   345,212
--------------------------------------------------------------------------------
                                                                      2,944,661
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 1.6%
--------------------------------------------------------------------------------
   41,582    Countrywide Financial
             Corporation                                              1,526,059
--------------------------------------------------------------------------------
   66,767    Fannie Mae                                               3,431,824
--------------------------------------------------------------------------------
   47,664    Freddie Mac                                              2,907,504
--------------------------------------------------------------------------------
   17,656    Golden West Financial Corp.                              1,198,842
--------------------------------------------------------------------------------
    6,035    MGIC Investment Corp.                                      402,112
--------------------------------------------------------------------------------
   24,679    Sovereign Bancorp Inc.                                     540,717
--------------------------------------------------------------------------------
   68,396    Washington Mutual, Inc.                                  2,915,038
--------------------------------------------------------------------------------
                                                                     12,922,096
--------------------------------------------------------------------------------

TOBACCO -- 1.4%
--------------------------------------------------------------------------------
  143,980    Altria Group Inc.(3)                                    10,202,422
--------------------------------------------------------------------------------
    5,909    Reynolds American Inc.                                     623,400
--------------------------------------------------------------------------------
   11,305    UST Inc.                                                   470,288
--------------------------------------------------------------------------------
                                                                     11,296,110
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS(2)
--------------------------------------------------------------------------------
    5,286    Grainger (W.W.), Inc.                                      398,300
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
--------------------------------------------------------------------------------
   26,757    ALLTEL Corp.                                             1,732,516
--------------------------------------------------------------------------------
  204,698    Sprint Nextel Corp.                                      5,289,396
--------------------------------------------------------------------------------
                                                                      7,021,912
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $644,721,474)                                                 812,801,695
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS SEGREGATED
FOR FUTURES CONTRACTS(3) -- 1.1%
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.50% - 10.625%,
5/31/07 - 8/15/15 valued at $8,462,237),
in a joint trading account at 4.46%,
dated 3/31/06, due 4/3/06
(Delivery value $8,303,085)                                           8,300,000
--------------------------------------------------------------------------------
 $600,000    U.S. Treasury Bills,
             4.56%, 6/22/06(4)                                          594,062
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
SEGREGATED FOR FUTURES CONTRACTS
(Cost $8,893,768)                                                     8,894,062
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.8%
(Cost $653,615,242)                                                 821,695,757
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.8)%                               (6,137,251)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $815,558,506
================================================================================

See Notes to Financial Statements.                                  (continued)

------
15

Equity Index - Schedule of Investments

MARCH 31, 2006

FUTURES CONTRACTS PURCHASED*

                                                 Underlying Face    Unrealized
Contracts Purchased          Expiration Date     Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
243 S&P 500 E-Mini Futures      June 2006          $15,886,125        $83,896
                                               =================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash.

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

(2) Industry is less than 0.05% of total net assets.

(3) Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.

(4) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
16

Statement of Assets and Liabilities

MARCH 31, 2006

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities,
at value (cost of $653,615,242)                                    $821,695,757
-------------------------------------------
Cash                                                                  1,280,811
-------------------------------------------
Receivable for investments sold                                          28,380
-------------------------------------------
Receivable for variation margin
on futures contracts                                                      1,927
-------------------------------------------
Dividends and interest receivable                                     1,078,176
--------------------------------------------------------------------------------
                                                                    824,085,051
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                     8,299,924
-------------------------------------------
Accrued management fees                                                 226,621
--------------------------------------------------------------------------------
                                                                      8,526,545
--------------------------------------------------------------------------------

NET ASSETS                                                         $815,558,506
================================================================================

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                            $755,887,061
-------------------------------------------
Undistributed net investment income                                     128,823
-------------------------------------------
Accumulated net realized loss
on investment transactions                                         (108,621,789)
-------------------------------------------
Net unrealized appreciation
on investments                                                      168,164,411
--------------------------------------------------------------------------------
                                                                   $815,558,506
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $152,799,311
-------------------------------------------
Shares outstanding                                                   29,630,540
-------------------------------------------
Net asset value per share                                                 $5.16
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $662,759,195
-------------------------------------------
Shares outstanding                                                  128,391,138
-------------------------------------------
Net asset value per share                                                 $5.16
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
17

Statement of Operations

YEAR ENDED MARCH 31, 2006

INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
-------------------------------------------
Dividends                                                           $15,867,249
-------------------------------------------
Interest                                                                532,469
--------------------------------------------------------------------------------
                                                                     16,399,718
--------------------------------------------------------------------------------

EXPENSES:
-------------------------------------------
Management fees                                                       2,783,794
-------------------------------------------
Directors' fees and expenses                                             14,780
-------------------------------------------
Other expenses                                                            5,254
--------------------------------------------------------------------------------
                                                                      2,803,828
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                         13,595,890
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on
investment transactions                                              43,873,431
-------------------------------------------
Change in net unrealized appreciation
(depreciation) on investments                                        31,719,229
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                              75,592,660
--------------------------------------------------------------------------------

Net Increase (Decrease) in
Net Assets Resulting from Operations                                $89,188,550
================================================================================

See Notes to Financial Statements.

------
18

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2006 AND MARCH 31, 2005
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                         2006         2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                             $  13,595,890     $17,866,852
-------------------------------------------
Net realized gain (loss)                             43,873,431      (1,953,984)
-------------------------------------------
Change in net unrealized
appreciation (depreciation)                          31,719,229      46,094,055
--------------------------------------------------------------------------------
Net increase (decrease) in
net assets resulting from operations                 89,188,550      62,006,923
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-------------------------------------------
  Investor Class                                     (2,174,614)     (2,272,345)
-------------------------------------------
  Institutional Class                               (11,543,721)    (15,298,033)
--------------------------------------------------------------------------------
Decrease in net assets from distributions           (13,718,335)    (17,570,378)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                    (318,251,554)     29,310,350
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS              (242,781,339)     73,746,895

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                               1,058,339,845     984,592,950
--------------------------------------------------------------------------------
End of period                                      $815,558,506  $1,058,339,845
================================================================================

Undistributed net investment income                    $128,823        $381,217
================================================================================

See Notes to Financial Statements.

------
19

Notes to Financial Statements

MARCH 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Equity Index Fund (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the
1940 Act. The fund's investment objective is long-term capital growth. The fund seeks to achieve this objective by matching, as closely as possible, the investment characteristics and results of the S&P 500 Composite Price Index (S&P
500 Index). The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class and the
Institutional Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM),

                                                                     (continued)

Notes to Financial Statements

------
20

MARCH 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the
American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of the fund is as follows:

                                           INVESTOR         INSTITUTIONAL
                                            CLASS               CLASS
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion                            0.490%              0.290%
--------------------------------------------------------------------------------
Next $1 billion                             0.470%              0.270%
--------------------------------------------------------------------------------
Next $1 billion                             0.455%              0.255%
--------------------------------------------------------------------------------
Next $1 billion                             0.445%              0.245%
--------------------------------------------------------------------------------
Next $1 billion                             0.435%              0.235%
--------------------------------------------------------------------------------
Over $5 billion                             0.430%              0.230%
--------------------------------------------------------------------------------

The effective annual management fee for the year ended March 31, 2006 was 0.49%
and 0.29% for the Investor and Institutional Classes, respectively.

ACIM has entered into a Subadvisory Agreement with Barclays Global Fund Advisors
(BGFA) on behalf of the fund. The subadvisor makes investment decisions for the fund in accordance with the fund's investment objectives, policies and restrictions under the supervision of ACIM and the Board of Directors. ACIM pays all costs associated with retaining BGFA as the subadvisor of the fund.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of

                                                                     (continued)

------
21

Notes to Financial Statements

MARCH 31, 2006

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century
Investment Services, Inc., and the corporation's transfer agent, American
Century Services, LLC.

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended March 31, 2006, were $145,479,526 and $449,023,293, respectively.

For the year ended March 31, 2006, the fund incurred net realized gains of
$57,243,345 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                                      SHARES         AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
SHARES AUTHORIZED                                  100,000,000
================================================================================
Sold                                                 5,568,548   $ 27,275,951
------------------------------------------
Issued in reinvestment of distributions                422,472      2,100,521
------------------------------------------
Redeemed                                            (8,355,398)   (41,196,861)
--------------------------------------------------------------------------------
Net increase (decrease)                             (2,364,378)  $(11,820,389)
================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED                                  100,000,000
================================================================================
Sold                                                 7,784,039     $35,591,587
------------------------------------------
Issued in reinvestment of distributions                469,320       2,203,475
------------------------------------------
Redeemed                                            (7,909,176)    (36,048,575)
--------------------------------------------------------------------------------
Net increase (decrease)                                344,183     $ 1,746,487
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
SHARES AUTHORIZED                                  400,000,000
================================================================================
Sold                                                43,688,833   $ 218,244,263
------------------------------------------
Issued in reinvestment of distributions              2,327,351      11,543,721
------------------------------------------
Redeemed                                          (110,502,779)   (536,219,149)
--------------------------------------------------------------------------------
Net increase (decrease)                            (64,486,595)  $(306,431,165)
================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED                                  500,000,000
================================================================================
Sold                                                46,883,023    $216,938,331
------------------------------------------
Issued in reinvestment of distributions              3,256,513      15,298,033
------------------------------------------
Redeemed                                           (44,361,828)   (204,672,501)
--------------------------------------------------------------------------------
Net increase (decrease)                              5,777,708    $ 27,563,863
================================================================================

                                                                     (continued)

------
22

Notes to Financial Statements

MARCH 31, 2006

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from $575,000,000 effective December 14, 2005. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended March 31, 2006.

6. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended March 31, 2006 and March 31, 2005 were as follows:

--------------------------------------------------------------------------------
                                                     2006            2005
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                                   $13,718,335     $17,570,378
-------------------------------------------
Long-term capital gains                               --              --
--------------------------------------------------------------------------------

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. Reclassification of
$21,662,860 between capital and net realized gain (loss) relates primarily to the difference in character of realized gains on redemptions in kind.

As of March 31, 2006, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                  $684,913,877
================================================================================
Gross tax appreciation of investments                            $185,922,084
----------------------------------------------------
Gross tax depreciation of investments                            $(49,140,204)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments               $136,781,880
================================================================================
Net tax appreciation (depreciation) on derivatives               $         --
--------------------------------------------------------------------------------
Net tax appreciation (depreciation)                              $136,781,880
================================================================================
Undistributed ordinary income                                    $    131,128
----------------------------------------------------
Accumulated long-term gains                                      $         --
----------------------------------------------------
Accumulated capital losses                                       $(71,859,380)
----------------------------------------------------
Capital loss deferral                                            $ (5,382,183)
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain futures contracts, and return of capital dividends.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:
--------------------------------------------------------------------------------------
     2008          2009           2010           2011          2012          2013
--------------------------------------------------------------------------------------
 $(2,917,398)  $(10,639,477)  $(49,081,784)  $(1,957,751)  $(1,992,016)  $(5,270,954)
--------------------------------------------------------------------------------------

The capital loss deferral listed above represents net capital losses incurred in the five-month period ended March 31, 2006. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                     (continued)

------
23

Notes to Financial Statements

MARCH 31, 2006

7. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $13,718,335 of qualified dividend income for the fiscal year ended March 31, 2006.

For corporate taxpayers, ordinary income distributions paid during the fiscal year ended March 31, 2006, of $13,718,335 qualify for the corporate dividends received deduction.

8. SUBSEQUENT EVENTS

On December 14, 2005, the Board of Directors of Mason Street Index 500 Stock
Fund (Index 500), a fund in a series issued by Mason Street Funds, Inc., approved a plan of reorganization (the reorganization) pursuant to which Equity
Index will acquire all of the assets of Index 500 in exchange for shares of equal value of Equity Index and the assumption by Equity Index of all liabilities of Index 500. Equity Index is one fund in a series issued by
American Century Capital Portfolios, Inc. The financial statements and performance history of Equity Index will be carried over in the post-reorganization. The reorganization was approved by shareholders of Index
500 on March 15, 2006. The reorganization was effective at the close of business on March 31, 2006. New shares in connection with the reorganization were issued by Equity Index on April 3, 2006.

The acquisition was accomplished by a tax-free exchange of 33,257,723 shares of
Equity Index for 11,207,846 shares of Index 500, outstanding on March 31, 2006.
The net assets of Index 500 and Equity Index immediately before the acquisition were $171,655,240 and $815,558,506, respectively.  Index 500's unrealized appreciation of $33,002,713 was combined with that of Equity Index. Immediately after the acquisition, the combined net assets were $987,213,746.

------
24

Equity Index - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31

--------------------------------------------------------------------------------
                                                 INVESTOR CLASS
--------------------------------------------------------------------------------
                                 2006      2005       2004     2003      2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $4.70     $4.50      $3.39    $4.58     $4.63
--------------------------------------------------------------------------------
Income From
Investment
Operations
--------------------------
  Net Investment
  Income (Loss)(1)               0.07      0.07       0.05     0.05      0.04
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.46      0.20       1.11    (1.19)    (0.05)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations                     0.53      0.27       1.16    (1.14)    (0.01)
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.07)    (0.07)     (0.05)   (0.05)    (0.04)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $5.16     $4.70      $4.50    $3.39     $4.58
================================================================================
  TOTAL RETURN(2)               11.36%     6.04%     34.27%  (25.02)%   (0.16)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.49%     0.49%      0.49%     0.49%     0.49%
--------------------------
Ratio of Net
Investment
Income (Loss)
to Average
Net Assets                       1.43%     1.59%     1.23%      1.24%     0.91%
--------------------------
Portfolio
Turnover Rate                      17%        4%       16%        21%        4%
--------------------------
Net Assets,
End of Period
(in thousands)                $152,799  $150,454  $142,324    $90,093  $108,760
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another

See Notes to Financial Statements.

------
25

Equity Index - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
--------------------------------------------------------------------------------
                                               INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                  2006       2005     2004     2003     2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $4.71      $4.50    $3.39    $4.58     $4.64
--------------------------------------------------------------------------------
Income From
Investment
Operations
-----------------------------
  Net Investment
  Income (Loss)(1)                0.08      0.08      0.06     0.05      0.05
-----------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                     0.45      0.21      1.11    (1.19)    (0.06)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations                      0.53      0.29      1.17    (1.14)    (0.01)
--------------------------------------------------------------------------------
Distributions
-----------------------------
  From Net
  Investment
  Income                         (0.08)    (0.08)    (0.06)   (0.05)    (0.05)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $5.16     $4.71     $4.50    $3.39     $4.58
================================================================================
  TOTAL RETURN(2)                11.35%     6.47%    34.53%  (24.87)%   (0.17)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.29%     0.29%     0.29%     0.29%     0.29%
-----------------------------
Ratio of Net
Investment
Income (Loss)
to Average
Net Assets                        1.63%     1.79%     1.43%     1.44%     1.11%
-----------------------------
Portfolio
Turnover Rate                       17%        4%       16%       21%        4%
-----------------------------
Net Assets,
End of Period
(in thousands)                 $662,759  $907,886  $842,269  $350,815  $449,591
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
26

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
American Century Capital Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Equity Index Fund (the "Fund"), one of the mutual funds comprising American Century Capital Portfolios, Inc., as of March
31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Equity
Index Fund as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of
America.

Deloitte & Touche LLP
Kansas City, Missouri
May 12, 2006

------
27

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM); the funds'
principal underwriter, American Century Investment Services, Inc. (ACIS); and
the funds' transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned subsidiaries, including
ACIM, ACIS, and ACS. The directors serve in this capacity for seven registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in a similar capacity for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1935
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------

                                                                     (continued)

------
28

Management

--------------------------------------------------------------------------------
JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1942
POSITION(S) HELD WITH FUND: Advisory Board Member
FIRST YEAR OF SERVICE: 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Principal and Chief Financial
Officer, Plaza Belmont LLC
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, SCS Transportation, Inc. and
Entertainment Properties Trust
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer
and Founder, Sayers40, Inc., a technology products and service provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1994
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, Sprint Corporation
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company (1992 to December 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1958
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Director and Controlling
Shareholder, ACC; Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1959
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1990
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, ACC (January 2005 to
present); Co-Chairman, ACC (September 2000 to December 2004); Chairman, ACS and
other ACC subsidiaries; Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                     (continued)

------
29

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Also serves as: Chief Executive Officer and President, ACIM, ACGIM, ACIS and other ACC subsidiaries; Executive Vice President, ACS; Director, ACC, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present); Also serves as: President, ACS; Chief Executive Officer, Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Financial Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS; Assistant
Treasurer, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (March 2005 to present); Vice President, ACS (February 2000 to present); Assistant General Counsel, ACS (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS (April 1998 to present); Also serves as: Vice President, ACIM, ACGIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

The SAI has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

------
30

Share Class Information

Two classes of shares are authorized for sale by the fund: Investor Class and
Institutional Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
31

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

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32

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The S&P MIDCAP 400 INDEX, a capitalization-weighted index consisting of 400 domestic stocks, measures the performance of the mid-size company segment of the
U.S. market.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market.

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33

Notes

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34

Notes

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35

Notes

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36

CONTACT US

AMERICANCENTURY.COM
AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo,
American Century and American Century
Investments are service marks
of American Century Proprietary             American Century Investment
Holdings, Inc.                              Services, Inc., Distributor

0605                                        (c)2006 American Century Proprietary
SH-ANN-48879N                               Holdings, Inc. All rights reserved.

ITEM 2.  CODE OF ETHICS.

(a)      The registrant has adopted a Code of Ethics for Senior Financial
         Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b)      No response required.

(c)      None.

(d)      None.

(e)      Not applicable.

(f)      The registrant's Code of Ethics for Senior Financial Officers was
         filed as Exhibit 12 (a)(1) to American Century Asset Allocation
         Portfolios, Inc.'s Annual Certified Shareholder Report on Form N-CSR,
         File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)   D.D. (Del) Hock, Donald H. Pratt and Timothy Webster are the
         registrant's designated audit committee financial experts. They are
         "independent" as defined in Item 3 of Form N-CSR.

(a)(3)   Not applicable.

(b)      No response required.

(c)      No response required.

(d)      No response required.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal  accountant for the audit of the registrant's annual  financial  statements  or  services  that are  normally  provided by the accountant in connection  with statutory and  regulatory  filings or engagements for those fiscal years were as follows:

          FY 2005:  $115,236
          FY 2006:  $114,418

(b)       Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal  accountant that are reasonably related to the performance of the audit of the  registrant's  financial  statements and are not reported under paragraph (a) of this Item were as follows:

          For services rendered to the registrant:

          FY 2005:  $0
          FY 2006:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2005:  $0
          FY 2006:  $0

(c)       Tax Fees.

The aggregate fees billed in each of the last two fiscal years for  professional services  rendered by the principal  accountant for tax compliance,  tax advice, and tax planning were as follows:

          For services rendered to the registrant:

          FY 2005:  $14,395
          FY 2006:  $12,996

          These services  included  review of federal and state income tax forms and federal excise tax forms.

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2005:  $0
          FY 2006:  $0

(d)       All Other Fees.

The aggregate  fees billed in each of the last two fiscal years for products and services provided by the principal accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:

          FY 2005:  $0
          FY 2006:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2005:  $0
          FY 2006:  $0

(e)(1)    In accordance  with paragraph  (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X,  before the  accountant  is engaged by the  registrant  to render audit  or  non-audit  services,  the  engagement  is  approved  by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
          2-01  of  Regulation  S-X,  the  registrant's   audit  committee  also
          pre-approves its accountant's  engagements for non-audit services with the  registrant's  investment  adviser,  its parent  company,  and any entity  controlled  by, or under common  control  with the  investment adviser  that  provides  ongoing  services to the  registrant,  if the engagement relates directly to the operations and financial  reporting of the registrant.

(e)(2)    All services  described in each of paragraphs  (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit
          committee   pursuant  to  paragraph   (c)(7)(i)(A)  of  Rule  2-01  of
          Regulation S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)       The  percentage  of  hours  expended  on  the  principal  accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were  attributed to work  performed by persons other than the principal accountant's  full-time,  permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common  control with the adviser  that  provides  ongoing services to the  registrant  for each of the last two fiscal  years of the registrant were as follows:

          FY 2005:  $168,793
          FY 2006:  $195,075

(h)       The registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that were rendered by the registrant's accountant to the registrant's investment adviser,  its parent company,  and any entity  controlled by, or under common control with the investment  adviser that provides  services to the  registrant,  which services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X. The notification  provided to the  registrant's  audit committee  included sufficient  details  regarding such services to allow the registrant's audit  committee  to  consider  the  continuing  independence  of  its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)    Registrant's  Code of Ethics for Senior Financial  Officers,  which is the subject of the  disclosure  required by Item 2 of Form N-CSR,  was filed  as  Exhibit  12(a)(1)  to  American  Century  Asset  Allocation
          Portfolios,  Inc.'s Certified  Shareholder  Report on Form N-CSR, File
          No. 811-21591, on September 29, 2005.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)      A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

By:    /s/ William M. Lyons
       ----------------------------------------
       Name:  William M. Lyons
       Title: President

Date:  May 25, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ William M. Lyons
       ----------------------------------------
       Name:  William M. Lyons
       Title: President
              (principal executive officer)

Date:  May 25, 2006

By:    /s/ Maryanne L. Roepke
       ----------------------------------------
       Name:  Maryanne L. Roepke
       Title: Sr. Vice President, Treasurer, and
              Chief Financial Officer
              (principal financial officer)

Date:  May 25, 2006